As filed with the Securities and Exchange Commission
                              on December 23, 2005

                                  Registration Nos. 33-12608 and 811-5059

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              |X|

         Pre-Effective Amendment No. ___                             |_|
         Post-Effective Amendment No. 48                             |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT                          |X|
  COMPANY ACT OF 1940
         Amendment No. 50                                            |X|

                                 HIGHMARK FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                 (Address of principal executive offices) (zip)

       Registrant's telephone number, including area code: (800) 433-6884

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box) |_| immediately upon filing pursuant to paragraph (b)
|_|  on [date] pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(1)
|_|  on [date] pursuant to paragraph (a)(1)
|X|  75 days after filing pursuant to paragraph (a)(2)
|_|  on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates to the addition of two new series of the Registrant and HighMark International Opportunities Fund, an existing series of the Registrant. Only the prospectus and statement of additional information contained in the Registrant's Registration Statement relating to HighMark International Opportunities Fund is intended to be amended hereby. No other prospectus or statement of additional information contained in the Registrant's Registration Statement relating to any other series of the Registrant is amended or superseded hereby.

--------------------------------------------------------------------------------
                                                           ___________, 2006
--------------------------------------------------------------------------------


HIGHMARK
   The smarter approach to investing.


COGNITIVE VALUE FUND
ENHANCED GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND                  RETAIL SHARES
--------------------------------------------------------------------------------
prospectus


[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS(R) LOGO OMITTED]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               1

--------------------------------------------------------------------------------

HOW TO READ THIS PROSPECTUS


HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Class A and Class C Shares of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund (the "Funds") that you should know before investing. The Funds also offer classes of Shares called Fiduciary Shares and Class M Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.

INDIVIDUAL HIGHMARK FUND PROFILES

Cognitive Value Fund ......................................................    2
Enhanced Growth Fund ......................................................    5
International Opportunities Fund ..........................................    8

SHAREOWNER GUIDE -- HOW TO INVEST IN THE
HIGHMARK FUNDS

Choosing a Share Class ....................................................   11
How Sales Charges Are Calculated ..........................................   11
Sales Charge Reductions and Waivers .......................................   12
Fees for Distribution of Shares ...........................................   13
Payments to Financial Firms ...............................................   13
Opening an Account ........................................................   14
Buying Shares .............................................................   15
Selling Shares ............................................................   15
Exchanging Shares .........................................................   16
Transaction Policies ......................................................   17
Dividends and Distributions ...............................................   19
Taxes .....................................................................   19
Investor Services .........................................................   20




MORE ABOUT THE HIGHMARK FUNDS


Investment Management .....................................................   21
Financial Highlights ......................................................   23
Other Investment Matters ..................................................   24
Glossary of Investment Risks ..............................................   28


FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.


The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.


AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

*Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc., the investment adviser of the Funds.


--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]           FUND SUMMARY

[QUOTES GRAPHIC OMITTED]              INVESTMENT STRATEGY

[EXCLAMATION MARK GRAPHIC OMITTED]    WHAT ARE THE MAIN
                                      RISKS OF INVESTING
                                      IN THIS FUND?

[AT SIGN GRAPHIC OMITTED]             PERFORMANCE INFORMATION

[QUESTION MARK GRAPHIC OMITTED]       DID YOU KNOW?

[POUND SIGN GRAPHIC OMITTED]          FUND INFORMATION

[DOLLAR SIGN GRAPHIC OMITTED]         FEES AND EXPENSES

--------------------------------------------------------------------------------

----------
PROSPECTUS
----------
2



HIGH MARK FUNDS
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

      INVESTMENT GOAL                     To seek long-term capital appreciation
      --------------------------------------------------------------------------
      INVESTMENT FOCUS                    Common stocks of small U.S. companies
      --------------------------------------------------------------------------
      PRINCIPAL INVESTMENT STRATEGY       Seeks undervalued small company stocks
      --------------------------------------------------------------------------
      SHARE PRICE VOLATILITY              Moderate to High
      --------------------------------------------------------------------------
      INVESTOR PROFILE                    Risk-tolerant investors seeking high
                                          long-term returns
      --------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED]  INVESTMENT STRATEGY

HighMark Cognitive Value Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred stocks of small capitalization value companies similar to those found in the S&P SmallCap 600/Citigroup Value Index. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser will use both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market. Criteria that the sub-adviser may consider in determining stock selection include: low relative valuation, earnings purity, earnings predictability, earnings estimate revision, high profile negative news, market volatility and aberrant price movement. Since these factors have a varying influence on the performance of stock prices, the sub-adviser will evaluate the relative importance of each factor on a regular basis to determine the attractiveness of a particular security.

The sub-adviser will employ Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases), and cognitive errors. The sub-adviser will attempt to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

An example of applying Behavioral Finance techniques to the Fund's investment process is when investors over-emphasize recent, vivid events. The term used to describe this error is Availability Bias. Investors often oversell stocks of companies that are faced with a highly publicized negative event, such as a product tampering recall, a lawsuit, or a government investigation. While news of this type is bad, it often has a smaller impact on a company's earnings than is initially feared. As time passes, if investors' initial worst fears do not materialize, the stock is likely to trade back into a more normal relationship to its earnings stream. The Fund will attempt to exploit Availability Bias errors by comparing the stock of a company facing current negative publicity with others that have faced similar situations in the past. A worst-case scenario and likely corresponding stock price will be projected and compared to the stock's current market price. If the comparison is favorable, the stock may be purchased.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies. The Fund may also invest in the following:

o Hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

o Exchange-traded funds, commonly called "ETFs," to provide liquidity and diversified exposure to the small cap value markets and sectors.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ___.

[EXCLAMATION MARK GRAPHIC OMITTED]   WHAT ARE THE MAIN
                                     RISKS OF INVESTING
                                     IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

INVESTMENT STYLE RISK: The possibility that the types of securities on which this Fund focuses will underperform other kinds of investments or the overall market.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer. If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.

For more information about these and other risks, please see "Glossary of Investment Risks" on page __.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               3


--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED]  PERFORMANCE
                           INFORMATION


The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Information in this prospectus relating to the Fund for periods prior to _____________, including the performance information shown below, is based on the performance of __________ Fund, the predecessor to the Fund (the "Predecessor Fund"). Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR(1). IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                ____%           ____%         ____%         ____%
--------------------------------------------------------------------------------
                2002            2003          2004          2005

                      BEST QUARTER           WORST QUARTER
                         ______%                ______%
                       (__/__/__)             (__/__/__)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM __/__/200_ TO __/__/200_ WAS ____%.

--------------------------------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED]  FUND
                              INFORMATION

           CLASS                CUSIP           TICKER
           --------------------------------------------
           Class A
           Class C
--------------------------------------------------------------------------------

[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.

SMALL CAPITALIZATION STOCKS are those issued by companies with market capitalizations within the range of those in the Russell 2000 Index.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/05 TO THOSE OF THE S&P SMALL CAP 600/CITIGROUP VALUE INDEX.

                                                                        SINCE
                                                         1 YEAR       INCEPTION*
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND(1)
  Class A Shares (with
  a 5.50% sales charge)(2)
--------------------------------------------------------------------------------
    Return Before Taxes                                    ___%           ___%
--------------------------------------------------------------------------------
    Return After Taxes on
    Distributions                                          ___%           ___%
--------------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares                                    ___%           ___%
--------------------------------------------------------------------------------
  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge)                                   ___%           ___%
--------------------------------------------------------------------------------
S&P SMALL CAP 600/
CITIGROUP VALUE INDEX(3) (reflects
  no deduction for fees,
  expenses or taxes)                                       ___%           ___%
--------------------------------------------------------------------------------

(1) The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on______.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class C Shares will vary.

(3) The S&P SmallCap 600/Citigroup Value Index is an index that measures the performance of a selection of stocks from the S&P SmallCap 600 Index (which is composed of 600 U.S. stocks with market capitalizations of $100 million to $3 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standard & Poor's Corporation and Citigroup, Inc. on the basis of seven value and growth criteria.

* Since 5/30/01.


                                                                     (CONTINUED)

----------
PROSPECTUS
----------
4



HIGHMARK FUNDS
COGNITIVE VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED]  FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------
                                                                                          CLASS A       CLASS C
                                                                                           SHARES        SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        5.50%            0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                    0%         1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                       2.00%            0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                        2.00%            0%
-----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------
                                                                                          CLASS A       CLASS C
                                                                                           SHARES        SHARES
Investment Advisory Fees                                                                     ___%          ___%
Distribution (12b-1) Fees                                                                    ___%          ___%
Other Expenses+                                                                              ___%          ___%
                                                                                           -----         -----
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                       ___%          ___%
Fee Waivers                                                                                  ___%          ___%
  NET EXPENSES++                                                                             ___%          ___%

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

*** Applicable to Class A Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

+ Other Expenses are based on estimated amounts for the current fiscal year.

++ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding ___% for the period beginning __________________ and ending on _______________. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

          Class A Shares: ___%
          Class C Shares: ___%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 YEAR       3 YEARS     5 YEARS     10 YEARS
CLASS A SHARES                $            $           $           $
CLASS C SHARES
If you do not sell
your shares:                  $___         $___        $___        $ ___
If you sell your
shares at the
end of the period:            $___         $___        $___        $ ___

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               5



HIGHMARK FUNDS
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

        INVESTMENT GOAL                 To seek long-term capital appreciation
        -----------------------------------------------------------------------------------------------------------
        INVESTMENT FOCUS                Common and preferred securities of companies located in the U.S. and abroad
        -----------------------------------------------------------------------------------------------------------
        PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies that offer superior sales and earnings growth potential relative to the average company in the NASDAQ 100 Index or that have the potential to be added to the NASDAQ 100 Index
        -----------------------------------------------------------------------------------------------------------
        SHARE PRICE VOLATILITY          High
        -----------------------------------------------------------------------------------------------------------
        INVESTOR PROFILE                Long-term investors seeking capital appreciation
        -----------------------------------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED]  INVESTMENT STRATEGY

HighMark Enhanced Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred securities of growth companies located in the U.S. and abroad whose risk and potential return profile is expected by the Fund's sub-adviser to compare favorably to the profile of the NASDAQ 100 Index. Currently, companies representing the various technology industries make up the largest percentage of issuers in the NASDAQ 100 Index. The Fund may also invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

Using a combination of qualitative and quantitative techniques, the Fund will seek to identify and invest in companies that offer superior sales and earnings growth potential relative to the average company in the NASDAQ 100 Index. Additionally, the Fund will attempt to identify and invest in those companies that are not yet part of the NASDAQ 100 Index but have the potential to be added to the Index. The sub-adviser will seek to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile relative to the NASDAQ 100. Valuation, earnings growth and earnings sustainability and predictability are the primary factors used in determining stock selection. Since these factors have a varying influence on the performance of stock prices, the sub-adviser will evaluate the relative importance of each factor on a regular basis to determine the attractiveness of a particular security.

The Fund may also invest opportunistically in securities that do not fit the profile of the NASDAQ 100 Index, such as initial public offerings, also called IPOs, and in securities of new public companies that have had their IPO within the prior six months. In choosing these companies, the Fund will utilize both public and private information sources to identify attractive candidates. The Fund will look to invest in opportunities to penetrate new and existing markets, and will evaluate the scope of business of the company, as well as its management experience.

The Fund may also invest in hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.

[EXCLAMATION MARK GRAPHIC OMITTED]   WHAT ARE THE MAIN
                                     RISKS OF INVESTING
                                     IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses - the stocks of those companies with characteristics similar to the NASDAQ 100 Index -may underperform other kinds of investments or the market as a whole.

INDUSTRY/SECTOR RISK: The risk associated with excessive exposure to any one industry or sector. Because the Fund's investment universe is comprised of securities whose characteristics track those of the NASDAQ 100, the Fund may have a heavy weighting in one or more industries or sectors, including the technology sector.

NEW PUBLIC COMPANY RISK: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth .

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these and other risks, please see "Glossary of Investment Risks" on page __.

                                                                     (CONTINUED)

----------
PROSPECTUS
----------
6


HIGHMARK FUNDS
ENHANCED GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Information in this prospectus relating to the Fund for periods prior to _____________, including the performance information shown below, is based on the performance of __________ Fund, the predecessor to the Fund (the "Predecessor Fund"). Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR(1). IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                ____%           ____%         ____%         ____%
--------------------------------------------------------------------------------
                2002            2003          2004          2005

                      BEST QUARTER           WORST QUARTER
                         ______%                ______%
                       (__/__/__)             (__/__/__)

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM __/__/200_ TO __/__/200_ WAS ____%.

--------------------------------------------------------------------------------
[POUND SIGN GRAPHIC OMITTED]  FUND INFORMATION

                CLASS            CUSIP       TICKER
                --------------------------------------
                Class A
                Class C
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/05 TO THOSE OF THE NASDAQ 100 INDEX.

                                                                       SINCE
                                                       1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND(1)
  Class A Shares (with
  a 5.50% sales charge)(2)
--------------------------------------------------------------------------------
    Return Before Taxes                                  ___%            ___%
--------------------------------------------------------------------------------
    Return After Taxes on
    Distributions                                        ___%            ___%
--------------------------------------------------------------------------------
    Return After Taxes on
    Distributions and
    Sale of Fund Shares                                  ___%            ___%
--------------------------------------------------------------------------------
  Class C Shares (with
  applicable Contingent
  Deferred Sales Charge)                                 ___%            ___%
--------------------------------------------------------------------------------
NASDAQ 100 INDEX(3)
  (reflects no deduction
  for fees, expenses or taxes)                           ___%            ___%
--------------------------------------------------------------------------------

(1) The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on
___________.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class C Shares will vary.

(3) The NASDAQ 100 Index is a modified capitalization-weighted index that measures the performance of the 100 largest non-financial stocks listed on the National Market tier of the NASDAQ Stock Market, Inc.

* Since 5/30/01.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               7


--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED]  FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A      CLASS C
                                                                                           SHARES       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*        5.50%           0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                    0%        1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                       2.00%           0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                        2.00%           0%
--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A       CLASS C
                                                                                           SHARES        SHARES
Investment Advisory Fees                                                                     ___%         ___%
Distribution (12b-1) Fees                                                                    ___%         ___%
Other Expenses+                                                                              ___%         ___%
                                                                                           -----        -----
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                       ___%         ___%
Fee Waivers                                                                                  ___%         ___%
  NET EXPENSES++                                                                             ___%         ___%

* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

*** Applicable to Class A Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

+ Other Expenses are based on estimated amounts for the current fiscal year.

++ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding ___% for the period beginning __________, 200_ and ending on __________, 200_. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

            Class A Shares: ___%
            Class C Shares: ___%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
CLASS A SHARES                       $          $           $           $
CLASS C SHARES
 If you do not sell
your shares:                         $___       $___        $____       $____
If you sell your
shares at the
end of the period:                   $___       $___        $____       $____

----------
PROSPECTUS
----------
8



HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

        INVESTMENT GOAL                   To seek long-term capital appreciation
        ---------------------------------------------------------------------------------------------------
        INVESTMENT FOCUS                  Common stocks of foreign companies
        ---------------------------------------------------------------------------------------------------
        PRINCIPAL INVESTMENT STRATEGY     Top-down country and stock selection using a multifactor approach
        ---------------------------------------------------------------------------------------------------
        SHARE PRICE VOLATILITY            Moderate to High
        ---------------------------------------------------------------------------------------------------
        INVESTOR PROFILE                  Long-term investors seeking capital appreciation
        ---------------------------------------------------------------------------------------------------


[QUOTES GRAPHIC OMITTED]   INVESTMENT STRATEGY


HighMark International Opportunities Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions.

The Fund will employ a disciplined, quantitative approach that focuses first on country selection and then on sector and stock selection within individual countries. A multifactor model will be used to rank countries according to their characteristics, including various measures of value, growth, momentum, and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser will systematically track these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion, and risk premia. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models are based on the same principles, but instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because economies are not synchronized, different types of stocks will be preferred in different countries, according to local conditions, such as the stage of the business cycle. The sub-adviser will generally overweight those countries, sectors and companies that appear to be the most attractive and underweight those countries, sectors and companies that appear to be the least attractive.

The Fund may invest in:

o Equity securities, such as common and preferred stocks of foreign issuers. The Fund may also invest in the equity securities of U.S. companies whose assets or operations are primarily located outside of the U.S. Ordinarily, the Fund will invest at least 65% of its assets in the equity securities of at least three countries other than the U.S.

o Hedging instruments, such as foreign currency forward contracts, options, futures and certain other derivative instruments, to manage investment risks or to serve as a substitute for underlying securities or currency positions.

o Exchange-traded funds, commonly called "ETFs," to provide diversified exposure to different international markets and sectors.

The Fund may engage in currency hedging to help protect its international stock investments from the risk of a strong U.S. dollar.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.


[EXCLAMATION MARK GRAPHIC OMITTED]    WHAT ARE THE MAIN
                                      RISKS OF INVESTING
                                      IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the global stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.


FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focuses -- those of foreign blended value/growth companies -- will underperform other types of stock investments, such as deep value or deep growth, or the market as a whole.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these and other risks, please see "Glossary of Investment Risks" on page __.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               9



--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED]  PERFORMANCE INFORMATION


The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Information in this prospectus relating to the Fund for periods prior to _____________, including the performance information shown below, is based on the performance of __________ Fund, the predecessor to the Fund (the "Predecessor Fund").


Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS A SHARES FROM YEAR TO YEAR(1). IF SALES CHARGES HAD BEEN REFLECTED, THE FUND'S RETURNS WOULD BE LESS THAN THOSE SHOWN BELOW.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

____%  ____%   ____%   ____%   ____%   ____%   ____%    ____%     ____%    ____%
--------------------------------------------------------------------------------
1996   1997    1998    1999    2000    2001     2002     2003     2004     2005

                      BEST QUARTER           WORST QUARTER
                         ______%                ______%
                       (__/__/__)             (__/__/__)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM __/200_ TO __/200_ WAS ____%.


--------------------------------------------------------------------------------
[POUND SIGN GRAPHIC OMITTED]  FUND INFORMATION


                  CLASS          CUSIP                 TICKER
                  -----------------------------------------------
                  Class A
                  Class C

--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/05 TO THOSE OF THE MSCI ALL-COUNTRY WORLD FREE EX-U.S. INDEX.

                                                                         SINCE
                                   1 YEAR     5 YEARS     10 YEARS    INCEPTION*
--------------------------------------------------------------------------------
INTERNATIONAL
OPPORTUNITIES FUND(1)
   Class A Shares (with
   a 5.50% sales charge)(2)
--------------------------------------------------------------------------------
      Return Before Taxes            ___%        ___%        ___%        ___%
--------------------------------------------------------------------------------
      Return After Taxes on
      Distributions                  ___%        ___%        ___%        ___%
--------------------------------------------------------------------------------
      Return After Taxes on
      Distributions and
      Sale of Fund Shares            ___%        ___%        ___%        ___%
--------------------------------------------------------------------------------
      Class C Shares (with
      applicable Contingent
      Deferred Sales Charge)         ___%        ___%        ___%        ___%
--------------------------------------------------------------------------------
MSCI ALL-COUNTRY
WORLD-FREE EX-U.S
INDEX(3) (reflects no
   deduction for fees,
   expenses or taxes)                ___%        ___%        ___%        ___%
--------------------------------------------------------------------------------

(1) The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on
___________.

(2) After-tax returns are calculated using the historical highest individual fed eral marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only; after-tax returns for Class C Shares will vary.

(3) The MSCI All Country World Free ex-U.S. Index is an index that measures the performance of equities available to foreign investors in 48 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. The Fund's sub-adviser does not currently use an index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of large cap blended value/growth international stock mutual funds is used for performance comparison purposes.

* Since __/__/__.

                                                                     (CONTINUED)

----------
PROSPECTUS
----------
10



HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------------------------------------------


[DOLLAR SIGN GRAPHIC OMITTED]  FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


--------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A       CLASS C
                                                                                            SHARES        SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)*         5.50%            0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                     0%         1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)***                        2.00%            0%
Exchange Fee (as a percentage of amount exchanged, if applicable)***                         2.00%            0%
--------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------------------
                                                                                           CLASS A       CLASS C
                                                                                            SHARES        SHARES
Investment Advisory Fees                                                                      ___%          ___%
Distribution (12b-1) Fees                                                                     ___%          ___%
Other Expenses+                                                                               ___%          ___%
                                                                                            -----         -----
 TOTAL ANNUAL FUND OPERATING EXPENSES                                                         ___%          ___%
Fee Waivers                                                                                   ___%          ___%
 NET EXPENSES++                                                                               ___%          ___%


* The sales charge for Class A Shares varies depending upon how much you invest. See "How Sales Charges Are Calculated."

** If you sell Class A Shares within one year of buying them and you purchased those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%. See "How Sales Charges are Calculated."

*** Applicable to Class A Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

+ Other Expenses are based on estimated amounts for the current fiscal year.


++ The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Class A Shares from exceeding ___% for the period beginning __________, 200_ and ending on __________, 200_. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level for all Share classes. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

                Class A Shares: ___%
                Class C Shares: ___%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                   1 YEAR      3 YEARS      5 YEARS     10 YEARS


CLASS A SHARES                     $            $            $           $
CLASS C SHARES
If you do not sell
your shares:                       $___         $___         $____       $____
If you sell your
shares at the
end of the period:                 $___         $___         $____       $____

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              11



--------------------------------------------------------------------------------

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund share classes we offer is right for you.

FOREIGN INVESTORS


The Funds do not accept investments by non-resident aliens.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Two classes of Fund Shares--Classes A and C--are offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main differences between HighMark's Class A and Class C Shares:


CLASS A

o     Front-end sales charges, as described below.

o     Distribution and service (12b-1) fees of 0.25%.


o     Offered by:

      Cognitive Value Fund
      Enhanced Growth Fund
      International Opportunities Fund

o Because Class A Shares will normally be the better choice if your investment qualifies for a reduced sales charge:

      o Orders for Class C Shares for $1 million or more normally should be placed as orders for Class A Shares.

      o Orders for Class C Shares by an investor eligible to purchase Class A Shares without a front-end sales charge normally should be placed as orders for Class A Shares.


CLASS C

o     No front-end sales charge.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described below.

o No automatic conversion to Class A Shares, so annual expenses continue at the Class C level throughout the life of your investment.


o     Offered by:

      Cognitive Value Fund
      Enhanced Growth Fund
      International Opportunities Fund


FOR THE ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE INDIVIDUAL FUND PROFILES EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS C SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN CLASS A SHAREHOLDERS WHO HOLD THEIR SHARES FOR A SIMILAR PERIOD.


THE FUNDS ALSO OFFER FIDUCIARY CLASS SHARES AND CLASS M SHARES. EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY CLASS SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. CLASS M SHARES ARE AVAILABLE ONLY TO CLIENTS OF ________________ AND EMPLOYEES AND OFFICERS OF ________________
AND THEIR RELATIVES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.


FOR PURCHASES OF $1 MILLION OR GREATER, THE SALES CHARGE FOR CLASS A SHARES IS WAIVED. AS A RESULT, IF YOU ARE MAKING AN INITIAL INVESTMENT OF $1 MILLION OR MORE, THE LOWER OPERATING EXPENSES OF CLASS A SHARES MAY MAKE THEM A BETTER CHOICE FOR YOU THAN CLASS C SHARES.

HOW SALES CHARGES ARE CALCULATED

CLASS A SHARES: FRONT-END SALES CHARGE

                                     AS A                   AS A
                                 PERCENTAGE OF         PERCENTAGE OF
YOUR INVESTMENT                 OFFERING PRICE        YOUR INVESTMENT
0 - $49,999                          5.50%                 5.82%
$50,000 - $99,999                    4.50%                 4.71%
$100,000 - $249,999                  3.75%                 3.90%
$250,000 - $499,999                  2.50%                 2.56%
$500,000 - $999,999                  2.00%                 2.04%
$1,000,000 and Over                  0.00%*                0.00%

* If you sell Class A Shares within one year of buying them and you bought those Shares without a sales charge because your initial investment was $1 million or greater, you must pay a Contingent Deferred Sales Charge of 1.00%, based on the current market value of the Shares. Multiple purchases are handled on a "first in, first out" basis.

CLASS C SHARES: CONTINGENT DEFERRED SALES CHARGE

Class C Shares are available at their net asset value per share, without any initial sales charge.

If you sell Class C Shares within one year of buying them, you must pay what is known as a "contingent deferred sales charge" (CDSC). As the tables below show, the CDSC declines over time and is based on either the original cost you paid for the Shares or their current market value, whichever is less. We do not impose a CDSC on Shares you may have acquired by reinvesting your dividends or capital gains distributions.

----------
PROSPECTUS
----------
12


HIGHMARK FUNDS
--------------------------------------------------------------------------------

THE CDSCS ARE AS FOLLOWS:

IF SOLD WITHIN                  CDSC ON SHARES BEING SOLD
1st year                        1.00%
After 1st year                  0%

In addition, we calculate any CDSC you may owe by considering the number of Shares you are selling, not the value of your account. To keep your CDSC as low as possible, each time you ask us to sell Shares we will first sell any Shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those Shares that have the lowest CDSC next.

On the purchase of your Class C Shares, HighMark Capital Management, Inc. pays a commission equal to 1.00% of your purchase to your broker or financial institution. HighMark Capital Management, Inc. also receives any CDSC imposed when you sell your Class C Shares.

REPURCHASE OF CLASS A SHARES

You may purchase any amount of Class A Shares of any HighMark Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of HighMark Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire Shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 30 days of your redemption. In addition, you must notify us when you send in your purchase order that you are repurchasing shares.

SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES. You can combine multiple purchases of Class A Shares in several ways to qualify for reduced sales charges. Notify us at the time of your purchase if you believe you qualify for a reduced sales charge for any of the following reasons:


o RIGHT OF ACCUMULATION PRIVILEGE: You may combine the value of Class A Shares you are presently buying with the current value of any Class A Shares or Class C Shares you bought previously for: (1) your account; (2) your spouse's account; (3) a joint account with your spouse; or (4) your minor children's trust or custodial accounts. A fiduciary who is purchasing Shares for the same fiduciary account, trust or estate may also use this right of accumulation. The applicable front-end sales charge rate for the new purchase is based on the total of your current purchase and the current value of all other Shares you own. You must provide your account number and the account number(s) of your spouse and your minor children and the ages of such children, as applicable.


o COMBINATION PRIVILEGE: You may combine your investment in Class A Shares of several HighMark Funds sold subject to a comparable sales charge to qualify for the reduced sales charge.

o LETTER OF INTENT: If you plan to invest in Class A Shares of a HighMark Fund and, within a 13-month period, make additional investments in Class A Shares of that Fund or Class A Shares of another HighMark Fund, you may be able to receive a reduced sales charge on your cumulative investment. To take advantage of this privilege, you must start with a minimum initial investment of 5% of the total amount and inform us in writing within 90 days of your initial purchase. Be sure to notify us again when you make additional investments in another HighMark Fund.

REDUCTIONS FOR QUALIFIED GROUP(S). If you are investing with, or on behalf of, a group, your combined purchases of Class A Shares may be eligible for a reduced sales charge through the accumulation and combination privileges described above. Each investor will retain an individual account.

CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR TO FIND OUT HOW TO QUALIFY, OR CONSULT THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).

CLASS A FRONT-END SALES CHARGE WAIVERS: The front-end sales charge will be waived on Class A Shares bought:

(1)   Through reinvestment of dividend and capital gain distributions.

(2) By investment companies advised by HighMark Capital Management, Inc., Union Bank of California, N.A., or their affiliates; or distributed by SEI Investments Distribution Co. or their affiliates placing orders on each entity's behalf.

(3)   By state and local governments.

(4) By individuals rolling over distributions received from employee benefit trust accounts administered by Union Bank of California into an individual retirement account administered by the Bank, or for which the Bank serves as trustee or custodian. Future purchases will be subject to the appropriate sales charge.

(5) By individuals investing the proceeds from a required minimum distribution at age 70 1/2 from their employee benefit qualified plan or an individual retirement account administered by Union Bank of California.

(6) By individuals investing proceeds received in connection with a distribution paid from a Union Bank of California trust or agency account.

(7) By investment advisers or financial planners regulated by a federal or state governmental authority who are purchasing Class A Shares for their own account or for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts, if the accounts are linked to the master account of the investment adviser or financial planner on the books and records of a broker or agent.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              13


--------------------------------------------------------------------------------

(8) By brokers, dealers and agents (as well as their employees, spouses and children under the age of 21) who have a sales agreement with the Distributor and are purchasing Class A Shares for their own account.

(9) By individuals buying Class A Shares on behalf of a qualified prototype retirement plan (other than an IRA, SEP-IRA or Keogh).

(10) By current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds; by directors, officers and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co. or their affiliated companies, of Boston Financial Data Services and of Sub-Advisers to the HighMark Funds.

(11) By investors receiving Class A Shares issued in plans of reorganization, such as mergers, asset acquisitions, and exchange offers, to which HighMark Funds is a party.

(12)  Through exchange of  Class M Shares of HighMark Funds.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE WAIVER, CONTACT THE DISTRIBUTOR OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS).

FOR CATEGORIES 2 THROUGH 10 ABOVE, YOU MUST NOTIFY THE DISTRIBUTOR AT THE TIME YOU BUY THE SHARES THAT YOUR PURCHASE QUALIFIES FOR A SALES CHARGE WAIVER.

CDSC WAIVERS: You may qualify for a CDSC waiver if:

o     you are selling Shares as part of a systematic withdrawal plan.

o     you are taking certain distributions from a retirement plan.

o     the shareholder has died or become disabled.

YOU MUST NOTIFY US THAT YOU ARE ELIGIBLE FOR A WAIVER UNDER THESE CIRCUMSTANCES AT THE TIME YOU WISH TO SELL SHARES.

IF YOU THINK YOU MAY BE ELIGIBLE FOR A CDSC WAIVER, CONTACT YOUR FINANCIAL REPRESENTATIVE OR THE DISTRIBUTOR OR CONSULT THE SAI (SEE THE BACK COVER OF THIS PROSPECTUS FOR CONTACT INFORMATION).


The Funds make sales charge and breakpoint information available, free of charge, on or through HighMark Funds' website at WWW.HIGHMARKFUNDS.COM through the Funds' prospectuses and SAI, which are available for download or by request, respectively, at the hyperlink "Forms and Literature."

FEES FOR DISTRIBUTION OF SHARES

HighMark Funds has adopted 12b-1 plans with respect to Class A and Class C Shares that allow each Fund to pay distribution and service fees. The maximum distribution and service fee for each class of Shares is as follows:

                                             PERCENTAGE OF AVERAGE
SHARE CLASS                                    DAILY NET ASSETS
Class A                                             0.25%
Class C                                             1.00%

Because 12b-1 fees are paid on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PAYMENTS TO FINANCIAL FIRMS

Some or all of the sales charges, distribution fees and servicing fees described above may be paid or "reallowed" to the broker, dealer, financial adviser or other financial intermediary through which you purchase your Shares. In addition to the foregoing, your broker, dealer, financial adviser or other financial intermediary may receive certain other payments and compensation described below. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.


A Fund may make payments under HighMark Funds' shareholder services plans relating to the Class A Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the Class A Shares of such Fund. The shareholder services plans are more fully described in the SAI. Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other Funds not offered in this prospectus.

HighMark Capital Management, Inc. also pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares. Payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances. In addition, HighMark Capital Management, Inc. makes certain periodic payments, from its own resources, to the sub-adviser as described in the section "Other Arrangements."

Payments made by HighMark Capital Management, Inc. to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of financial firms and their salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

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PROSPECTUS
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14


HIGHMARK FUNDS
--------------------------------------------------------------------------------


If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase.

HighMark Capital Management, Inc. and/or a Fund's sub-adviser do not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.


OPENING AN ACCOUNT

1.    Read this prospectus carefully.

2.    Determine how much money you want to invest.


      The minimum investments for Class A and Class C Shares of the Funds are as follows:

      o INITIAL PURCHASE:                    $1,000 for each Fund
                                             $250 for each Fund for
                                             current and retired trustees
                                             (as well as their spouses and
                                             children under the age of 21)
                                             of HighMark Funds and
                                             directors, officers and
                                             employees (as well as their
                                             spouses and children under the
                                             age of 21) of Union
                                             Bank of California, N.A., SEI
                                             Investments Distribution Co.
                                             and their affiliates, and Boston
                                             Financial Data Services
                                             $100 for each Fund for
                                             Automatic Investment Plan

      o ADDITIONAL PURCHASES:                $100 for each Fund
                                             $100 monthly minimum per
                                             Fund for Automatic Investment
                                             Plan


      We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans, or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call us at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

      What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening an account.

      HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

      In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

      Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

      Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

      However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.


WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              15


--------------------------------------------------------------------------------

BUYING SHARES

--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o     Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

ADDING TO AN ACCOUNT

o     Make out a check for the investment amount, payable to "HighMark Funds."

o Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

o Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

      TRANSFER AGENT ADDRESS:
      HighMark Funds
      P.O. Box 8416
      Boston, MA 02266-8416
      Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

ADDING TO AN ACCOUNT

o Call your financial representative or HighMark Funds at 1-800-433-6884 to request an exchange.

BY WIRE

OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the Transfer Agent (address above).

o Obtain your Fund account number by calling your financial representative or our Transfer Agent.

o     Instruct your bank to wire the amount of your investment to:

      State Street Bank and Trust Company
      25 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o     Call our Transfer Agent before wiring any funds.

o     Instruct your bank to wire the amount of your investment to:

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

ADDING TO AN ACCOUNT

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

--------------------------------------------------------------------------------
BY LETTER
--------------------------------------------------------------------------------

DESIGNED FOR

o     Accounts of any type.

o     Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Write a letter indicating the Fund name, your share class, your Fund account number, the name(s) in which the account is registered and the dollar value or number of Shares you wish to sell.

o Include all signatures and any guarantees that may be required (see "Selling Shares in Writing").

o     Mail the materials to our Transfer Agent.

      TRANSFER AGENT ADDRESS:
      HighMark Funds
      P.O. Box 8416
      Boston, MA 02266-8416
      Phone Number: 1-800-433-6884

o We will mail a check to the name(s) and address in which the account is registered, unless you give us other written instructions.

o If you are invested in an IRA or Roth IRA account, you can contact HighMark customer service to obtain an IRA distri- bution form at 1-800-433-6884. The IRA distribution form is also downloadable at www.highmarkfunds.com.

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16


HIGHMARK FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

DESIGNED FOR

o     Accounts of any type, except Individual Retirement Accounts or Roth IRAs.

o     Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

--------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------

DESIGNED FOR

o     Requests by letter to sell at least $500 (accounts of any type).

o Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

TO SELL SOME OR ALL OF YOUR SHARES

o We will wire amounts of $500 or more on the next business day after we receive your request.

o Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

DESIGNED FOR

o     Accounts of any type.

o     Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o Obtain a current prospectus for the Fund into which you are exchanging by calling HighMark Funds or your financial representative.

o Call HighMark Funds or your financial representative to request an exchange.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

DESIGNED FOR

o     Accounts set up through financial institutions.

TO SELL SOME OR ALL OF YOUR SHARES

o Contact your financial institution for information on their procedures for transmitting orders to HighMark Funds.

Contact your financial representative for instructions and assistance.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

o     you are selling more than $5,000 worth of Shares.


o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House ("ACH") to a bank account other than that on record.


o     you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in a Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.


REDEMPTION IN KIND. The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES. Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your account up to or above the minimum.


EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES. You may exchange Class A or Class C Shares of one HighMark Fund for those of another HighMark Fund (the "new HighMark Fund"), provided that you:

o     Are qualified to invest in the new HighMark Fund.

o Satisfy the initial and additional investment minimums for the new HighMark Fund.

o Invest in the same share class in the new HighMark Fund as you did in the previous HighMark Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging plus any applicable sales charge. In addition, if you exchange Class A Shares of one HighMark Fund for those of another HighMark Fund, you may be subject to an exchange fee. See "Redemption Fees and Exchange Fees" below.


CLASS A SHARES. In addition to the potential exchange fee referenced above, if you want to exchange Class A Shares of one HighMark Fund for those of another HighMark Fund that has a higher sales charge, you must pay the difference. The same is true if you want to exchange Class A Shares of a no-load HighMark "money market" fund (a "HighMark Money Market Fund") for those of another HighMark Fund with a sales charge. There is one exception: If you acquired Class A Shares of a HighMark Money Market Fund in an exchange out of Class A Shares of a non-money market HighMark Fund (the

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              17


--------------------------------------------------------------------------------

"Initial Fund"), you may exchange such Class A Money Market Fund Shares for Class A Shares of another HighMark Fund and pay, with respect to sales charges, the difference between the sales charge of the Initial Fund and the sales charge of the HighMark Fund that you are currently exchanging into, if the sales charge of the HighMark Fund that you are exchanging into is higher. To receive a reduced sales charge when exchanging into a HighMark Fund, you must notify us that you originally paid a sales charge and provide us with information confirming your qualification.

CLASS C SHARES. To calculate the Class C Shares' contingent deferred sales charge payable upon redemption, we combine the period you held Class C Shares of the "old" HighMark Fund with the period you held Class C Shares of the new HighMark Fund.

TRANSACTION POLICIES


VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

      (Total mkt. value of the Fund's investments and other assets allocable to the class - the class's liabilities)

      / Total number of the Fund's Shares outstanding in the class

      = The class's net asset value per share

We determine the net asset value (NAV) of each Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value.

With regards to securities held by the Funds that are primarily listed on foreign exchanges, because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund's Shares may change on days when shareholders are not able to buy or sell them. Furthermore, the closing price of such securities may no longer reflect their market value at the time a Fund calculates its NAV if an event that could materially affect the value of the Fund's foreign investments has occurred between the time of the security's last close and the time that the Fund calculates its NAV. If a Fund's adviser becomes aware that such an event has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it will contact the Fund's administrator or sub-administrator and request that a Fair Value Committee meeting be called. In addition, if price movements in certain monitored indices or securities exceed levels established by the administrator or sub-administrator, the administrator or sub-administrator will notify a Fund's adviser that such limits have been exceeded and request that a Fair Value Committee meeting be called.

In the event that a Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. In addition, although we use the same method to determine the NAV of Class A and Class C Shares, the NAV of a Fund's Class C Shares may be lower than that of its Class A Shares because Class C Shares have higher distribution expenses. For further information about how we determine the value of the Funds' investments, see the SAI. BUY AND SELL PRICES. When you buy Shares of a Fund, the price you will pay (the "offering price") is based on the net asset value per share of the applicable Class of Shares next determined after we receive your order, plus any applicable sales charges. When you sell Shares of a Fund, you receive proceeds based on the net asset value per share of the applicable Class of Shares next determined after we receive your order, minus any applicable deferred sales charges, redemption fees and/or exchange fees.

EXECUTION OF ORDERS. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.


o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by the Transfer Agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order on the following business day.


The Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to the Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

----------
PROSPECTUS
----------
18


HIGHMARK FUNDS
--------------------------------------------------------------------------------

ANTI-MONEY LAUNDERING PROGRAM


Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Fund's Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities.

REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" tables for each of the Funds, each of the Funds imposes a 2% redemption fee on the proceeds of Class A Shares redeemed 5 days or less after their purchase. Each of the Funds also imposes an exchange fee on Class A Shares exchanged 5 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund. The fee is imposed to the extent that the number of Fund Shares redeemed by a shareholder exceed the number of Fund Shares that have been held by such shareholder more than 5 days. For shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed first.


The redemption fee is not imposed on Shares:

o held in omnibus accounts of a financial intermediary, including but not limited to a broker-dealer or a retirement plan fiduciary. However, Shares held in retirement plans that are not in omnibus accounts, such as IRAs and 403(b)(7) plans, are subject to the fee;


o     redeemed through systematic withdrawal plans;

o     purchased through reinvested dividends or capital gains;

o     redeemed pursuant to Fund reorganizations;

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                                                                      PROSPECTUS
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                                                                              19


--------------------------------------------------------------------------------

o redeemed as part of an automatic dividend exchange election established in advance of the exchange;

o redeemed to pay fees assessed by a Fund or the Transfer Agent against the account; and

o     involuntary redemptions resulting from failure to meet account minimums.

Although the Funds do not grant waivers of the redemption fee or exchange fee, each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS.

Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's top ten monthly portfolio holdings are generally available to you two days after the end of the period by clicking on "Funds and Performance" on the HighMark Funds website.

Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. Each of the Funds may periodically declare and pay dividends from net investment income separately for each class of Shares. The Funds distribute any net capital gains and ordinary income they have realized at least once a year. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. If you are a shareholder of a HighMark "fixed income" fund (a "HighMark Fixed Income Fund"), you may also notify our Transfer Agent to reinvest any income and capital gains distributions in the same class of a HighMark Fund "equity fund" (a "HighMark Equity Fund"), including the Funds. To make either type of notification, send a letter with your request, including your name and account number to:


HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416


Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash. In general, a Fund's Class A Shares will pay higher dividends than Class C Shares, because Class C Shares have higher distribution fees.


TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to federal income tax.

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PROSPECTUS
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HIGHMARK FUNDS
--------------------------------------------------------------------------------

TAXES ON FUND DISTRIBUTIONS


o FEDERAL TAXES: The IRS generally treats any dividends and short-term capital gains you receive from the Funds as ordinary income. Distributions of investment income designated by the Funds as derived from "qualified dividend income" will be taxed at the rate applicable to long-term capital gains, provided the holding period and other requirements are met at both the shareholder and Fund level.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional Shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.


THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

* There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.


SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.


To participate in SWP, you must:

o     Have at least $5,000 in your HighMark Fund(s) account.

o     Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:


SWP via check will only run on the 25th of each month. SWP via the ACH can be run on any date. If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per share of your Fund(s) may also contribute to the depletion of your principal.

CLASS A SHAREHOLDERS SHOULD NOTE THE FOLLOWING:

If you are currently making additional purchases of Shares of HighMark Funds that carry a sales load, or plan to do so, it generally would not be in your best interest to participate in SWP.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

Please contact HighMark Funds at 1-800-433-6884 for more information.

SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of a HighMark Money Market Fund or a HighMark Fixed Income Fund to make regular exchanges from their accounts into the same class of a HighMark Equity Fund, including the Funds. The minimum monthly exchange is $1,200 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.

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                                                                      PROSPECTUS
                                                                      ----------
                                                                              21


--------------------------------------------------------------------------------

To participate in the Systematic Exchange Plan, you must:

      o Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund account(s) .

      o     Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

MORE ABOUT HIGHMARK FUNDS INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.

HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subisidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation, which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2005, UnionBanCal Corporation and its subsidiaries had approximately $51.3 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $20.0 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.


For its advisory services to the Cognitive Value Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of ___% of the Fund's average daily net assets. For its advisory services to the Enhanced Growth Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of ___% of the Fund's average daily net assets. For its advisory services to the International Opportunities Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of ___% of the Fund's average daily net assets. A portion of the management fees is used to pay the Funds' sub-adviser.

A discussion regarding the basis for HighMark Fund's Board of Trustees approving the advisory agreement and sub-advisory agreements with respect to the Funds will be available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2006.

SUB-ADVISER

_____ serves as the sub-adviser to each of the Funds. Under an investment sub-advisory agreement between ______ and HighMark Capital Management, ____ makes day-to-day investment decisions for each of the Funds, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds. ____ is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as __________. As of _____, ____ had approximately _____ in assets under management.


OTHER ARRANGEMENTS


HighMark Funds and HighMark Capital Management have applied for an exemptive order from the Securities and Exchange Commission (the "SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which HighMark Capital Management will, subject to supervision and approval of HighMark Funds' Board of Trustees, be permitted, with respect to HighMark Funds that may have sub-advisers from time to time, to enter into and materially amend sub-advisory agreements with sub-advisers unaffiliated with HighMark Capital Management without such agreements being approved by the shareholders of the applicable Fund. HighMark Funds and HighMark Capital Management will therefore have the right to hire, terminate, or replace sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-adviser with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. HighMark Capital Management will continue to have the ultimate responsibility to oversee each sub-adviser and recommend its hiring, termination and replacement. There can be no guarantee that HighMark Funds and HighMark Capital Management will obtain this order from the SEC.

Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

In addition to the asset based sub-advisory fee, HighMark Capital Management, Inc. has agreed to make certain periodic payments, out of its own resources, to the sub-adviser. The amount of these additional payments will be based on the average daily net assets of the Class M Shares of each Fund held by the sub-adviser's clients. Clients of the sub-adviser pay investment advisory fees to the sub-adviser in connection with the management of the clients' assets, a portion of which may be invested in one or more of the Funds. The sub-adviser has agreed with its clients that the amount of the advisory fee paid by the client (whether directly to the sub-adviser or indirectly through the sub-adviser's management of investment vehicles in which the client invests) will equal a fixed percentage of the value of the client's account with the sub-adviser. As a result, the direct fee that the sub-adviser receives from its clients will be reduced by the amount of the investment advisory fee (i.e., the fee paid to HighMark Capital Management, Inc.) that such clients indirectly incur as shareholders of the Fund. The additional payments by HighMark Capital Management, Inc. are intended to allow the sub-adviser to reduce the amount of advisory fees that its clients directly incur, as it has done historically, so that these clients do not bear investment advisory fees greater than those agreed to between the client and the sub-adviser. These periodic payments, which are solely the obligation of HighMark Capital Management, Inc., are separate from and in addition to the subadvisory fees described above.


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HIGHMARK FUNDS
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PORTFOLIO MANAGERS

The table below tells you which portfolio managers are responsible for making the day-to-day investment decisions for each Fund. The professional biographies of the portfolio managers follow the table. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

FUND                                                PORTFOLIO MANAGER(S)
--------------------------------------------------------------------------------
HighMark Cognitive Value Fund
HighMark Enhanced Growth Fund
HighMark International Opportunities Fund

                                                        BUSINESS EXPERIENCE
PORTFOLIO MANAGER       LENGTH OF SERVICE WITH FUND     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------






OTHER HIGHMARK FUNDS

In addition to the Funds, HighMark Funds currently offers different classes of shares in eighteen separate investment portfolios. These portfolios are as follows:

      HighMark Balanced Fund,
      HighMark Core Equity Fund,
      HighMark Large Cap Growth Fund,
      HighMark Large Cap Value Fund,
      HighMark Small Cap Growth Fund,
      HighMark Small Cap Value Fund,
      HighMark Value Momentum Fund,
      HighMark Bond Fund,
      HighMark Short Term Bond Fund,
      HighMark California Intermediate Tax-Free Bond Fund,
      HighMark National Intermediate Tax-Free Bond Fund,
      HighMark 100% U.S. Treasury Money Market Fund,
      HighMark California Tax-Free Money Market Fund,
      HighMark Diversified Money Market Fund,
      HighMark U.S. Government Money Market Fund,
      HighMark Income Plus Allocation Fund,
      HighMark Growth & Income Allocation Fund, and
      HighMark Capital Growth Allocation Fund.

Shares of these other investment portfolios are offered in separate prospectuses. For more information, please call 1-800-433-6884.

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                                                                      PROSPECTUS
                                                                      ----------
                                                                              23


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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations, based on the financial information of its Predecessor Fund. Certain information reflects financial results for a single Fund share. The following tables have been derived from financial information audited by ________, the Predecessor Funds' independent registered public accounting firm. For a more complete picture of a Fund's financial statements, please see its Predecessor Fund's Annual Report as well as the SAI, which is available upon request.


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HIGHMARK FUNDS
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OTHER INVESTMENT MATTERS


No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.


FUND NAME                                                  FUND CODE

Cognitive Value Fund                                       1
Enhanced Growth Fund                                       2
International Opportunities Fund                           3

INSTRUMENT                                                            FUND CODE           RISK TYPE
---------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                 1-3                 Market
Shares of a company held by a U.S. bank that issues a                                     Political
receipt evidencing ownership. ADRs pay dividends in U.S. dollars.                         Foreign Investment
---------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts                1-3                 Credit
drawn on and accepted by a commercial bank. They generally                                Liquidity
have maturities of six months or less.                                                    Market
---------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate         1-3                 Market
securities that obligate the issuer to pay the bondholder                                 Credit
a specified sum of money, usually at specific intervals, and                              Prepayment/Call
to repay the principal amount of the loan at maturity.
---------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the               1-3                 Management
right to buy, and obligates the seller of the option to sell,                             Liquidity
a security at a specified price. A put option gives the buyer                             Credit
the right to sell, and obligates the seller of the option to buy,                         Market
a security at a specified price. The Funds may buy call and                               Leverage
put options and will sell only covered call options.
---------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments                       1-3                 Market
with a stated maturity.                                                                   Credit
                                                                                          Liquidity
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                    1-3                 Credit
promissory notes issued by corporations and other entities.                               Liquidity
Their maturities generally vary from a few days to nine months.                           Market
---------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                       1-3                 Market
---------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that                 1-3                 Market
convert to common stock.                                                                  Credit
---------------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and                 1-3                 Market
standby commitments to purchase the securities at a fixed                                 Liquidity
price (usually with accrued interest) within a fixed period                               Management
of time following demand by a Fund.
---------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an               1-3                 Management
underlying contract, index or security, or any combination                                Market
thereof, including futures, options (e.g., puts and calls),                               Credit
options on futures, swap agreements, and some                                             Liquidity
mortgage-backed securities.                                                               Leverage
                                                                                          Prepayment/Call
                                                                                          Hedging
---------------------------------------------------------------------------------------------------------------


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                                                                              25


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
INSTRUMENT                                                            FUND CODE           RISK TYPE
----------------------------------------------------------------------------------------------------------------
INSTRUMENT                                                            FUND CODE           RISK TYPE
FOREIGN SECURITIES: Stocks issued by foreign companies                1-3                 Market
including ADRs and Global Depository Receipts (GDRs), as well                             Political
as commercial paper of foreign issuers and obligations of                                 Foreign Investment
foreign governments, companies, banks, overseas branches of                               Liquidity
U.S. banks or supranational entities.                                                     Emerging Market
                                                                                          Call
----------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                  3                   Management
purchase or sell a specific amount of a currency at a fixed                               Liquidity
future date and price set by the parties involved at the time                             Credit
the contract is negotiated.                                                               Market
                                                                                          Political
                                                                                          Leverage
                                                                                          Foreign Investment
----------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the             1-3                 Management
future sale and purchase of a specific amount of a specific                               Market
security, class of securities, or index at a specified time in                            Credit
the future and at a specified price. The aggregate value                                  Liquidity
of options on securities (long puts and calls) will not exceed                            Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. Each Equity Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting
their portfolio's duration. Each of these Funds will limit their obligations under futures contracts and related options to
no more than 10% of its assets.
----------------------------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment              1-3                 Credit
grade by the primary rating agencies (e.g., BB or lower by                                Market
Standard & Poor's and Ba or lower by Moody's). These                                      Liquidity
securities are considered speculative and involve greater
risk of loss than investment grade bonds. Also called "lower rated bonds," "noninvestment grade bonds" and "junk bonds."
----------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be             1-3                 Liquidity
sold within seven business days at the value the Fund                                     Market
has estimated for them. Each Fund may invest up to
15% of its net assets in illiquid securities.
----------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as                1-3                 Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index. Index-based securities
entitle a holder to receive proportionate quarterly cash
distributions corresponding to the dividends that accrue to
the index stocks in the underlying portfolio, less trust
expenses.
----------------------------------------------------------------------------------------------------------------


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HIGHMARK FUNDS
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
INSTRUMENT                                                           FUND CODE           RISK TYPE
----------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                  1-3                 Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may
not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10% of its assets in the Shares of other registered investment
companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the Fund pays its own adviser.
----------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher          1-3                 Market
by Standard & Poor's; Baa or better by Moody's; similarly                                Credit
rated by other nationally recognized rating organizations;                               Prepayment/Call
or, if not rated, determined to be of comparably high
quality by the Adviser.
----------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S.                     1-3                 Market
dollar-denominated debt securities with remaining                                        Credit
maturities of one year or less. These may include short-term
U.S. government obligations, commercial paper and other
short-term corporate obligations, repurchase agreements
collateralized with U.S. government securities, certificates of deposit, bankers' acceptances, and other financial
institution obligations. These securities may carry fixed or variable interest rates.
----------------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued             1-3                 Credit
by supranational agencies that are chartered to promote                                  Foreign Investment
economic development and are supported by various                                        Prepayment/Call
governments and government agencies.
----------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends     1-3                 Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
----------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                1-3                 Market
the simultaneous commitment to return the security to the                                Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
----------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                1-3                 Market
and the simultaneous commitment to buy the security back                                 Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
----------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the           1-3                 Liquidity
Securities Act of 1933, such as privately placed commercial                              Market
paper and Rule 144A securities.
----------------------------------------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              27


--------------------------------------------------------------------------------


INSTRUMENT                                                               FUND CODE            RISK TYPE
-----------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the                  1-3                  Market
Fund's total assets. In return the Fund will receive                                          Leverage
cash, other securities and/or letters of credit.                                              Liquidity
                                                                                              Credit
-----------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one                                 1-3                  Management
security or characteristic of a security is swapped                                           Market
for another. An example is when one party trades                                              Credit
newly issued stock for existing bonds with                                                    Liquidity
another party.                                                                                Leverage
-----------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in               1-3                  Liquidity
exchange for a deposit of money.                                                              Credit
                                                                                              Market
-----------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment                1-3                  Market
growth receipts, and certificates of accrual of Treasury securities.
-----------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                    1-3                  Market
registered with the SEC under the Investment Company Act of
1940, that purchases a fixed portfolio of income-producing
securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the
income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                     1-3                  Market
by agencies and instrumentalities of the U.S. government.                                     Credit
These include Ginnie Mae, Fannie Mae, and Freddie Mac.                                        Call
-----------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                          1-3                  Market
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.
-----------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                 1-3                  Credit
interest rates that are reset daily, weekly, quarterly or on                                  Liquidity
some other schedule. Such instruments may be payable to                                       Market
a Fund on demand.
-----------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a             1-3                  Market
proportionate amount of common stock at a specified price.                                    Credit
Warrants are typically issued with preferred stock and bonds.
-----------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                          1-3                  Market
A purchase of, or contract to purchase, securities at a fixed                                 Credit
price for delivery at a future date. The portfolio managers                                   Leverage
of each Fund expect that commitments to enter into forward                                    Liquidity
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
-----------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of                   1-3                  Credit
debt that pay no interest, but are issued at a discount from                                  Market
their value at maturity. When held to maturity, their entire                                  Zero Coupon
return equals the difference between their issue price and
their maturity value.
-----------------------------------------------------------------------------------------------------------

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HIGHMARK FUNDS
--------------------------------------------------------------------------------

OTHER RISKS


Fiduciary shares of the Funds (collectively the "Underlying Funds") are offered to the HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund and HighMark Capital Growth Allocation Fund (collectively the "HighMark Asset Allocation Portfolios"). The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

The Funds are subject to volatility of asset size risk, which is the risk that, since substantially all of a Fund's shareholders are expected to be clients of the sub-adviser, the total assets of the Fund may fluctuate significantly whenever the sub-adviser increases or decreases its clients' allocation to the Fund.


GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that a Fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.


INDUSTRY/SECTOR RISK: The risk involved with excessive exposure to any one industry or sector. A Fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a Fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.


LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              29


--------------------------------------------------------------------------------

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.


NEW PUBLIC COMPANY RISK: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK: The risk that, as a "nondiversified" fund under the Investment Company Act of 1940, a Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.


POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

----------
PROSPECTUS
----------
30


HIGHMARK FUNDS
--------------------------------------------------------------------------------

NOTES

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              31


--------------------------------------------------------------------------------

NOTES

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PROSPECTUS
----------
32


HIGHMARK FUNDS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR

HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104


SUB-ADVISER

CUSTODIAN


UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TRANSFER AGENT


STATE STREET BANK & TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


To obtain the SAI free of charge, or for more information:


BY TELEPHONE: call 1-800-433-6884

BY MAIL:   write to us at
           SEI Investments Distribution Co.
           1 Freedom Valley
           Drive Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com


FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.


HighMark Funds' Investment Company Act registration number is 811-05059.


[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS(R) LOGO OMITTED]

445 South Figueroa Street  o  Suite 306  o  Los Angeles  o  California  o  90071

www.highmarkfunds.com

--------------------------------------------------------------------------------
                                                                __________, 2006
--------------------------------------------------------------------------------

HIGHMARK
  The smarter approach to investing.


COGNITIVE VALUE FUND

ENHANCED GROWTH FUND

INTERNATIONAL OPPORTUNITIES FUND                                FIDUCIARY SHARES
--------------------------------------------------------------------------------


prospectus

[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS LOGO OMITTED](R)

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               1


--------------------------------------------------------------------------------

HOW TO READ
THIS PROSPECTUS


HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Fiduciary Shares of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund (the "Funds") that you should know before investing. The Funds also offer additional classes of Shares called Class A, Class C and Class M Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.

INDIVIDUAL HIGHMARK FUND PROFILES

Cognitive Value Fund ......................................................    2
Enhanced Growth Fund ......................................................    5
International Opportunities Fund ..........................................    8

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS

Choosing a Share Class ....................................................   11
Payments to Financial Firms ...............................................   11
Opening an Account ........................................................   12
Buying Shares .............................................................   13
Selling Shares ............................................................   13
Exchanging Shares .........................................................   14
Transaction Policies ......................................................   14
Dividends and Distributions ...............................................   16
Taxes .....................................................................   16
Investor Services .........................................................   17

MORE ABOUT THE HIGHMARK FUNDS

Investment Management .....................................................   18
Financial Highlights ......................................................   20
Other Investment Matters ..................................................   21
Glossary of Investment Risks ..............................................   25


FOR MORE INFORMATION ABOUT HIGHMARK FUNDS, PLEASE SEE THE BACK COVER OF THE PROSPECTUS

INTRODUCTION


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.


The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.


AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

*Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc. the investment adviser of the Funds.


--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]             FUND SUMMARY

[QUOTES GRAPHIC OMITTED]                INVESTMENT STRATEGY

[EXCLAMATION MARK GRAPHIC OMITTED]      WHAT ARE THE MAIN
                                        RISKS OF INVESTING
                                        IN THIS FUND?

[AT SIGN GRAPHIC OMITTED]               PERFORMANCE INFORMATION

[QUESTION MARK GRAPHIC OMITTED]         DID YOU KNOW?

[POUND SIGN GRAPHIC OMITTED]            FUND INFORMATION

[DOLLAR SIGN GRAPHIC OMITTED]           FEES AND EXPENSES

--------------------------------------------------------------------------------

----------
PROSPECTUS
----------
2


HIGHMARK FUNDS
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED] FUND SUMMARY
       INVESTMENT GOAL                   To seek long-term capital appreciation
       ---------------------------------------------------------------------------------------------------------
       INVESTMENT FOCUS                  Common stocks of small U.S. companies
       ---------------------------------------------------------------------------------------------------------
       PRINCIPAL INVESTMENT STRATEGY     Seeks undervalued small company stocks
       ---------------------------------------------------------------------------------------------------------
       SHARE PRICE VOLATILITY            Moderate to High
       ---------------------------------------------------------------------------------------------------------
       INVESTOR PROFILE                  Risk-tolerant investors seeking high long-term returns
       ---------------------------------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED] INVESTMENT STRATEGY

HighMark Cognitive Value Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred stocks of small capitalization value companies similar to those found in the S&P SmallCap 600/Citigroup Value Index. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser will use both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market. Criteria that the sub-adviser may consider in determining stock selection include: low relative valuation, earnings purity, earnings predictability, earnings estimate revision, high profile negative news, market volatility and aberrant price movement. Since these factors have a varying influence on the performance of stock prices, the sub-adviser will evaluate the relative importance of each factor on a regular basis to determine the attractiveness of a particular security.

The sub-adviser will employ Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases), and cognitive errors. The sub-adviser will attempt to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

An example of applying Behavioral Finance techniques to the Fund's investment process is when investors over-emphasize recent, vivid events. The term used to describe this error is Availability Bias. Investors often oversell stocks of companies that are faced with a highly publicized negative event, such as a product tampering recall, a lawsuit, or a government investigation. While news of this type is bad, it often has a smaller impact on a company's earnings than is initially feared. As time passes, if investors' initial worst fears do not materialize, the stock is likely to trade back into a more normal relationship to its earnings stream. The Fund will attempt to exploit Availability Bias errors by comparing the stock of a company facing current negative publicity with others that have faced similar situations in the past. A worst-case scenario and likely corresponding stock price will be projected and compared to the stock's current market price. If the comparison is favorable, the stock may be purchased.

The Fund may invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

The Fund may also invest in the following:

o Hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

o Exchange-traded funds, commonly called "ETFs," to provide liquidity and diversified exposure to the small cap value markets and sectors.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page ____.

--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

INVESTMENT STYLE RISK: The possibility that the types of securities on which this Fund focuses will underperform other kinds of investments or the overall market.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.

For more information about these and other risks, please see "Glossary of Investment Risks" on page ___.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               3

--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED] PERFORMANCE
                          INFORMATION


The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Information in this prospectus relating to the Fund for periods prior to ________, including the performance information shown below, is based on the performance of __________ Fund, the predecessor to the Fund (the "Predecessor Fund"). Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*

                              [PLOT POINTS TO COME]

                    BEST QUARTER                WORST QUARTER
                        __%                         __%
                    __/__/__                    __/__/__

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM __/__/200_ TO __/__/200_ WAS ____%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/05 TO THOSE OF THE S&P SMALL CAP 600/CITIGROUP VALUE INDEX.

                                                                       SINCE
                                                           1 YEAR    INCEPTION*
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND(1)
   Fiduciary Shares(2)
--------------------------------------------------------------------------------
      Return Before Taxes                                    __%       __%
------------------------------------------------------------------------------
      Return After Taxes
      on Distributions                                       __%       __%
------------------------------------------------------------------------------
      Return After Taxes
      on Distributions and
      Sale of Fund Shares                                    __%       __%
------------------------------------------------------------------------------
S&P SMALL CAP 600/
CITIGROUP VALUE INDEX(3) (reflects
      no deduction for fees,
      expenses or taxes)                                     __%       __%
------------------------------------------------------------------------------

(1) The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on
____________.

(2) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The S&P SmallCap 600/Citigroup Value Index is an index that measures the performance of a selection of stocks from the S&P SmallCap 600 Index (which is composed of 600 U.S. stocks with market capitalizations of $100 million to $3 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standard & Poor's Corporation and Citigroup, Inc. on the basis of seven value and growth criteria.

*Since 5/30/01.

--------------------------------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED] FUND
                             INFORMATION

               CLASS             CUSIP          TICKER
               ---------------------------------------
               Fiduciary

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[QUESTION MARK GRAPHIC OMITTED] DID YOU KNOW?

VALUE STOCKS are those that the managers believe relative to their earnings, or other qualities.

SMALL CAPITALIZATION STOCKS are those issued by may be undervalued companies with market capitalizations within the financial strength range of those in the Russell 2000 Index.


--------------------------------------------------------------------------------

                                                                     (CONTINUED)

----------
PROSPECTUS
----------
4


HIGHMARK FUNDS
COGNITIVE VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

-----------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------
                                                                                         FIDUCIARY
                                                                                           SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)          0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                    0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                          0%

-----------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------
                                                                                         FIDUCIARY
                                                                                           SHARES
Investment Advisory Fees                                                                    __%
Distribution (12b-1) Fees                                                                   __%
Other Expenses+                                                                             __%
                                                                                         ------
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                     __%
Fee Waivers                                                                                 __%
   NET EXPENSES++                                                                           __%

*Does not include any wire transfer fees, if applicable.

+Other Expenses are based on estimated amounts for the current fiscal year.

++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ___% for the period beginning ___________, 200_ and ending on _________, 200_. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

                             Fiduciary Shares: ____%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
Fiduciary Shares                  $__           $__          $__          $__

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               5


HIGHMARK FUNDS
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED] FUND SUMMARY
       INVESTMENT GOAL                   To seek long-term capital appreciation
       ---------------------------------------------------------------------------------------------------------
       INVESTMENT FOCUS                  Common and preferred securities of companies located in the U.S. and abroad
       ---------------------------------------------------------------------------------------------------------
       PRINCIPAL INVESTMENT STRATEGY     Attempts to identify companies that offer superior sales and earnings growth potential relative to the average company in the NASDAQ 100
                                         Index or that have the potential to be added to the NASDAQ 100 Index
       ---------------------------------------------------------------------------------------------------------
       SHARE PRICE VOLATILITY            High
       ---------------------------------------------------------------------------------------------------------

       INVESTOR PROFILE                  Long-term investors seeking capital appreciation
       ---------------------------------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED] INVESTMENT STRATEGY

HighMark Enhanced Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred securities of growth companies located in the U.S. and abroad whose risk and potential return profile is expected by the Fund's sub-adviser to compare favorably to the profile of the NASDAQ 100 Index. Currently, companies representing the various technology industries make up the largest percentage of issuers in the NASDAQ 100 Index. The Fund may also invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

Using a combination of qualitative and quantitative techniques, the Fund will seek to identify and invest in companies that offer superior sales and earnings growth potential relative to the average company in the NASDAQ 100 Index. Additionally, the Fund will attempt to identify and invest in those companies that are not yet part of the NASDAQ 100 Index but have the potential to be added to the Index. The sub-adviser will seek to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile relative to the NASDAQ 100. Valuation, earnings growth and earnings sustainability and predictability are the primary factors used in determining stock selection. Since these factors have a varying influence on the performance of stock prices, the sub-adviser will evaluate the relative importance of each factor on a regular basis to determine the attractiveness of a particular security.

The Fund may also invest opportunistically in securities that do not fit the profile of the NASDAQ 100 Index, such as initial public offerings, also called IPOs, and in securities of new public companies that have had their IPO within the prior six months. In choosing these companies, the Fund will utilize both public and private information sources to identify attractive candidates. The Fund will look to invest in opportunities to penetrate new and existing markets, and will evaluate the scope of business of the company, as well as its management experience.

The Fund may also invest in hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.

--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of those companies with characteristics similar to the NASDAQ 100 Index--may underperform other kinds of investments or the market as a whole.

INDUSTRY/SECTOR RISK: The risk associated with excessive exposure to any one industry or sector. Because the Fund's investment universe is comprised of securities whose characteristics track those of the NASDAQ 100, the Fund may have a heavy weighting in one or more industries or sectors, including the technology sector.

NEW PUBLIC COMPANY RISK: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay.

For more information about these and other risks, please see "Glossary of Investment Risks" on page __.


--------------------------------------------------------------------------------

                                                                     (CONTINUED)

----------
PROSPECTUS
----------
6


HIGHMARK FUNDS
ENHANCED GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED] PERFORMANCE
                          INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Information in this prospectus relating to the Fund for periods prior to ________, including the performance information shown below, is based on the performance of __________ Fund, the predecessor to the Fund (the "Predecessor Fund"). Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*

                              [PLOT POINTS TO COME]

                    BEST QUARTER                WORST QUARTER
                        __%                         __%
                      __/__/__                    __/__/__

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM __/__/200_ TO __/__/200_ WAS ____%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/05 TO THOSE OF THE NASDAQ 100 INDEX.

                                                                       SINCE
                                                           1 YEAR    INCEPTION*
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND(1)
   Fiduciary Shares(2)
--------------------------------------------------------------------------------
      Return Before Taxes                                    __%         __%
------------------------------------------------------------------------------
      Return After Taxes
      on Distributions                                       __%         __%
------------------------------------------------------------------------------
      Return After Taxes
      on Distributions and
      Sale of Fund Shares                                    __%         __%
------------------------------------------------------------------------------
NASDAQ 100 INDEX(2) (reflects
      no deduction for fees,
      expenses or taxes)                                     __%         __%
------------------------------------------------------------------------------

(1) The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on
____________.

(2) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The NASDAQ 100 Index is a modified capitalization-weighted index that measures the performance of the 100 largest non-financial stocks listed on the National Market tier of the NASDAQ Stock Market, Inc.

*Since 5/30/01.

--------------------------------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED] FUND
                             INFORMATION

               CLASS             CUSIP          TICKER
               ---------------------------------------
               Fiduciary


--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               7



--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                            SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)            0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                      0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                            0%

------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                            SHARES
Investment Advisory Fees                                                                      __%
Distribution (12b-1) Fees                                                                     __%
Other Expenses+                                                                               __%
                                                                                             ---
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                       __%
Fee Waivers                                                                                   __%
   NET EXPENSES++                                                                             __%
------------------------------------------------------------------------------------------------------

*Does not include any wire transfer fees, if applicable.

+Other Expenses are based on estimated amounts for the current fiscal year.

++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ____% for the period beginning __________, 200_ and ending on __________, 200_. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

                             Fiduciary Shares: ____%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
Fiduciary Shares                  $__           $__          $__          $__

----------
PROSPECTUS
----------
8


HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED] FUND SUMMARY
       INVESTMENT GOAL                   To seek long-term capital appreciation
       ---------------------------------------------------------------------------------------------------------
       INVESTMENT FOCUS                  Common stocks of foreign companies
       ---------------------------------------------------------------------------------------------------------
       PRINCIPAL INVESTMENT STRATEGY     Top-down country and stock selection using a multifactor approach
       ---------------------------------------------------------------------------------------------------------
       SHARE PRICE VOLATILITY            Moderate to High
       ---------------------------------------------------------------------------------------------------------
       INVESTOR PROFILE                  Long-term investors seeking capital appreciation
       ---------------------------------------------------------------------------------------------------------


[QUOTES GRAPHIC OMITTED] INVESTMENT STRATEGY


HighMark International Opportunities Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions.

The Fund will employ a disciplined, quantitative approach that focuses first on country selection and then on sector and stock selection within individual countries. A multifactor model will be used to rank countries according to their characteristics, including various measures of value, growth, momentum, and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser will systematically track these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion, and risk premia. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models are based on the same principles, but instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because economies are not synchronized, different types of stocks will be preferred in different countries, according to local conditions, such as the stage of the business cycle. The sub-adviser will generally overweight those countries, sectors and companies that appear to be the most attractive and underweight those countries, sectors and companies that appear to be the least attractive.

The Fund may invest in:

o Equity securities, such as common and preferred stocks of foreign issuers. The Fund may also invest in the equity securities of U.S. companies whose assets or operations are primarily located outside of the U.S. Ordinarily, the Fund will invest at least 65% of its assets in the equity securities of at least three countries other than the U.S.

o Hedging instruments, such as foreign currency forward contracts, options, futures and certain other derivative instruments, to manage investment risks or to serve as a substitute for underlying securities or currency positions.

o Exchange-traded funds, commonly called "ETFs," to provide diversified exposure to different international markets and sectors.

The Fund may engage in currency hedging to help protect its international stock investments from the risk of a strong U.S. dollar.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.


--------------------------------------------------------------------------------
[EXCLAMATION MARK GRAPHIC OMITTED] WHAT ARE THE MAIN
                                   RISKS OF INVESTING
                                   IN THIS FUND?

Your investment in the Fund may be subject to the following risks:


MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the global stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focuses - those of foreign blended value/growth companies - will underperform other types of stock investments, such as deep value or deep growth, or the market as a whole.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.


In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.


For more information about these and other risks, please see "Glossary of Investment Risks" on page __.


--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               9


--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED] PERFORMANCE
                          INFORMATION


The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Information in this prospectus relating to the Fund for periods prior to ________, including the performance information shown below, is based on the performance of __________ Fund, the predecessor to the Fund (the "Predecessor Fund"). Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S FIDUCIARY SHARES(1) FROM YEAR TO YEAR.*


                              [PLOT POINTS TO COME]


                    BEST QUARTER                WORST QUARTER
                        __%                          __%
                      __/__/__                     __/__/__

*THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM __/__/200_ TO __/__/200_ WAS ____%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/05 TO THOSE OF THE MSCI ALL-COUNTRY WORLD FREE EX-U.S. INDEX.

                                                                        SINCE
                                 1 YEAR      5 YEARS     10 YEARS     INCEPTION*
--------------------------------------------------------------------------------
INTERNATIONAL
OPPORTUNITIES FUND(1)
   Fiduciary Shares(2)
--------------------------------------------------------------------------------
   Return Before Taxes             __%         __%          __%           __%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                __%         __%          __%           __%
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares             __%         __%          __%           __%
--------------------------------------------------------------------------------
MSCI ALL-COUNTRY
WORLD FREE EX-U.S.
INDEX(3) (reflects no
   deduction for fees,
   expenses or taxes)              __%         __%          __%           __%
--------------------------------------------------------------------------------

(1) The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on
____________.

(2) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The MSCI All Country World Free ex-U.S. Index is an index that measures the performance of equities available to foreign investors in 48 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. The Fund's sub-adviser does not currently use an index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morningstar's universe of large cap blended value/growth international stock mutual funds is used for performance comparison purposes.

*Since __/__/__.


--------------------------------------------------------------------------------

[POUND SIGN GRAPHIC OMITTED] FUND
                             INFORMATION


               CLASS             CUSIP          TICKER
               ---------------------------------------
               Fiduciary


--------------------------------------------------------------------------------

                                                                     (CONTINUED)

----------
PROSPECTUS
----------
10

HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED] FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.


------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                            SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)            0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                      0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                            0%

------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------------------------------
                                                                                          FIDUCIARY
                                                                                            SHARES
Investment Advisory Fees                                                                      __%
Distribution (12b-1) Fees                                                                     __%
Other Expenses+                                                                               __%
                                                                                             ---
   TOTAL ANNUAL FUND OPERATING EXPENSES                                                       __%
Fee Waivers                                                                                   __%
   NET EXPENSES++                                                                             __%
------------------------------------------------------------------------------------------------------


*Does not include any wire transfer fees, if applicable.

+Other Expenses are based on estimated amounts for the current fiscal year.


++The Fund's Adviser has agreed to contractually waive fees or reimburse expenses in order to keep total operating expenses for Fiduciary Shares from exceeding ____% for the period beginning __________, 200_ and ending on __________, 200_. The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

                             Fiduciary Shares: ___%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:


                                 1 YEAR       3 YEARS      5 YEARS      10 YEARS
Fiduciary Shares                  $__           $__          $__          $__

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              11


--------------------------------------------------------------------------------

SHAREOWNER GUIDE -
HOW TO INVEST IN THE
HIGHMARK FUNDS


Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

FOREIGN INVESTORS

The Funds do not accept investments by non-resident aliens.


CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Fiduciary Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Fiduciary Shares.

FIDUCIARY SHARES

o     No sales charge.

o     No Distribution (12b-1) fees.

o     AVAILABLE ONLY TO THE FOLLOWING INVESTORS AND ACCOUNTS:

      o Fiduciary, advisory, agency, custodial and other similar accounts maintained with Union Bank of California, N.A., or its affiliates;


      o Non-fiduciary IRA accounts investing in a HighMark "equity" fund (a "HighMark Equity Fund") or a HighMark "fixed-income" fund (a "HighMark Fixed-Income Fund") that were established with The Bank of California, N.A., prior to June 20, 1994, and have remained open since then;

      o Investors who currently own Shares of a HighMark Equity or Fixed Income Fund that they purchased prior to June 20, 1994 within an account registered in their name with the Funds;


      o Current and retired trustees of HighMark Funds and directors, officers and employees (and their spouses and children under the age of 21) of Union Bank of California, N.A., of HighMark Funds' current or former distributors or of their respective affiliated companies who currently own Shares of HighMark Funds that they purchased before April 30, 1997;

      o Registered investment advisers who are regulated by a federal or state governmental authority, or financial planners who are purchasing Fiduciary Shares for an account for which they are authorized to make investment decisions (i.e., a discretionary account) and who are compensated by their clients on the basis of an ad valorem fee;

      o Retirement and other benefit plans sponsored by governmental entities; and


      o Financial Institutions that may buy Shares on their own account or as record owner on behalf of fiduciary, agency or custodial accounts, with a minimum investment of $250,000 per Fund.

THE FUNDS ALSO OFFER CLASS A AND CLASS C SHARES (COLLECTIVELY RETAIL SHARES) AND CLASS M SHARES. EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CLASS M SHARES ARE AVAILABLE ONLY TO CLIENTS OF __________________________ AND EMPLOYEES AND OFFICERS OF ___________ AND THEIR RELATIVES. CALL US AT 1-800-433-6884 FOR
MORE DETAILS.


PAYMENTS TO FINANCIAL FIRMS

Your broker, dealer, financial adviser or other financial intermediary may receive certain payments and compensation described below. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.


A Fund may make payments under HighMark Funds' shareholder services plan relating to the Fiduciary Shares to financial firms that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of the Fund. In consideration for such services, a financial firm is compensated by the applicable Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the Fiduciary Shares of such Fund. The shareholder services plan is more fully described in the Statement of Additional Information ("SAI"). Financial firms may also receive sales charges, distribution fees, servicing fees and other compensation relating to other classes of Shares and other Funds not offered in this prospectus.

HighMark Capital Management, Inc. pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares. Payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for

----------
PROSPECTUS
----------
12

HIGHMARK FUNDS
--------------------------------------------------------------------------------

maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances. In addition, HighMark Capital Management, Inc. makes certain periodic payments, from its own resources, to the sub-adviser as described in the section "Other Arrangements."

Payments made by HighMark Capital Management, Inc. to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of financial firms and their salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase.

HighMark Capital Management, Inc. and/or a Fund's sub-adviser do not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.


OPENING AN ACCOUNT

1.    Read this prospectus carefully.


2. Determine how much money you want to invest. The minimum investments for Fiduciary Shares of the Funds are as follows:

      o     INITIAL PURCHASE:       $1,000 for each Fund
                                    $100 for each Fund for
                                    Automatic Investment Plan

      o     ADDITIONAL PURCHASES:   $100 for each Fund
                                    $100 monthly minimum per
                                    Fund for Automatic Investment
                                    Plan


      We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

      What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening an account.

      HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

      In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

      Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

      Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

      However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.
PROSPECTUS

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              13


--------------------------------------------------------------------------------
BUYING SHARES

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the Transfer Agent (address below).

o Obtain your Fund account number by calling your financial representative or our Transfer Agent.

o     Instruct your bank to wire the amount of your investment to:

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o     Call our Transfer Agent before wiring any funds.

o     Instruct your bank to wire the amount of your investment to:

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

TRANSFER AGENT ADDRESS:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

o Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

o Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

o Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

o     Call us or contact your financial representative to request an exchange.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

o     you are selling more than $5,000 worth of Shares.


o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House ("ACH") to a bank account other than that on record.


o     you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.


RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in a Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND: The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES: Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

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HIGHMARK FUNDS
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EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES: You may exchange Fiduciary Shares of one HighMark Fund for Fiduciary Shares of another HighMark Fund (the "new HighMark Fund"), provided that you:

o     Are qualified to invest in the new HighMark Fund.

o Satisfy the initial and additional investment minimums for the new HighMark Fund.

o Invest in the same Share class in the new HighMark Fund as you did in the previous HighMark Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.


Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging. You may also exchange your Fiduciary Shares of a Fund for Class A or Class C Shares of another HighMark Fund. In that case, your cost for buying Shares in the new HighMark Fund is based on the relative net asset value of the Shares you are exchanging plus any applicable sales charge.

TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

      (Total mkt. value of the Fund's investments and other assets allocable to the class - the class's liabilities)

      / Total number of the Fund's Shares outstanding in the class

      = The class's net asset value per share

We determine the net asset value (NAV) of each Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value.

With regards to securities held by the Funds that are primarily listed on foreign exchanges, because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund's Shares may change on days when shareholders are not able to buy or sell them. Furthermore, the closing price of such securities may no longer reflect their market value at the time a Fund calculates its NAV if an event that could materially affect the value of the Fund's foreign investments has occurred between the time of the security's last close and the time that the Fund calculates its NAV. If a Fund's adviser becomes aware that such an event has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it will contact the Fund's administrator or sub-administrator and request that a Fair Value Committee meeting be called. In addition, if price movements in certain monitored indices or securities exceed levels established by the administrator or sub-administrator, the administrator or sub-administrator will notify a Fund's adviser that such limits have been exceeded and request that a Fair Value Committee meeting be called.

In the event that a Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. For further information about how we determine the value of the Funds' investments, see the SAI.

BUY AND SELL PRICES. When you buy Shares of a Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order. When you sell Shares of a Fund, the amount of your proceeds are based on the net asset value per share of the applicable class of Shares next determined after we receive your order.

EXECUTION OF ORDERS. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.


o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by the Transfer Agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.


The Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to the Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

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                                                                              15


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ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES


HighMark Fund's Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.


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HIGHMARK FUNDS
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DISCLOSURE OF PORTFOLIO HOLDINGS


HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's top ten monthly portfolio holdings are generally available to you two days after the end of the period by clicking on "Funds and Performance" on the HighMark Funds website.

Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders.

DIVIDENDS AND
DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. Each of the Funds may periodically declare and pay dividends from net investment income separately for each class of Shares. The Funds distribute any net capital gains and ordinary income they have realized at least once a year. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. If you are a shareholder of a HighMark Fixed Income Fund, you may also notify our Transfer Agent to reinvest any income and capital gains distributions in the same class of a HighMark Equity Fund, including the Funds.


To make either type of notification, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.



TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

o FEDERAL TAXES: The IRS generally treats any dividends and short-term capital gains you receive from the Funds as ordinary income. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

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                                                                              17



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o     "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional Shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.


THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES


AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100.* AIP is available only to current shareholders who wish to make additional investments to their existing account(s).


To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

*There is a $50 monthly minimum for current or retired trustees (as well as their spouses and children under the age of 21) of HighMark Funds and directors, officers, and employees (as well as their spouses and children under the age of 21) of Union Bank of California, SEI Investments Distribution Co., and their affiliates who were participating in HighMark Funds' AIP on or before December 11, 1998.



SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account.


To participate in SWP, you must:

o     Have at least $5,000 in your HighMark Fund account(s).

o     Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:


SWP via check will only run on the 25th of each month. SWP via the ACH can be run on any date. If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.


To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a medallion guarantee).

Please contact HighMark Funds at 1-800-433-6884 for more information.


SYSTEMATIC EXCHANGE PLAN: HighMark Funds' Systematic Exchange Plan allows shareholders of a class of a HighMark "money market" fund (a "HighMark Money Market Fund") or HighMark Fixed-Income Fund to make regular exchanges from their accounts into the same class of a HighMark Equity Fund, including the Funds. The minimum monthly exchange is $1,200 per HighMark Equity Fund. You can choose to make these exchanges on a monthly, quarterly, semi-annual or annual basis for a fixed period of time.


To participate in the Systematic Exchange Plan, you must:

o Have at least $5,000 in your HighMark Money Market or Fixed-Income Fund account(s).

o     Have your dividends automatically reinvested.

To take part in the Systematic Exchange Plan, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

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HIGHMARK FUNDS
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MORE ABOUT
HIGHMARK FUNDS
INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.

HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2005, UnionBanCal Corporation and its subsidiaries had approximately $51.3 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $20.0 billion in assets under management. HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.


For its advisory services to the Cognitive Value Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of ___% of the Fund's average daily net assets. For its advisory services to the Enhanced Growth Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of ___% of the Fund's average daily net assets. For its advisory services to the International Opportunities Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of ___% of the Fund's average daily net assets. A portion of the management fees is used to pay the Funds' sub-adviser.

A discussion regarding the basis for HighMark Fund's Board of Trustees approving the advisory agreement and sub-advisory agreements with respect to the Funds will be available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2006.

SUB-ADVISER

_____ serves as the sub-adviser to each of the Funds. Under an investment sub-advisory agreement between ______ and HighMark Capital Management, ____ makes day-to-day investment decisions for each of the Funds, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

____ is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a _______________. As of _____, ____ had approximately _____ in assets under management.

OTHER ARRANGEMENTS

HighMark Funds and HighMark Capital Management have applied for an exemptive order from the Securities and Exchange Commission (the "SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which HighMark Capital Management will, subject to supervision and approval of HighMark Funds' Board of Trustees, be permitted, with respect to HighMark Funds that may have sub-advisers from time to time, to enter into and materially amend sub-advisory agreements with sub-advisers unaffiliated with HighMark Capital Management without such agreements being approved by the shareholders of the applicable Fund. HighMark Funds and HighMark Capital Management will therefore have the right to hire, terminate, or replace sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-adviser with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. HighMark Capital Management will continue to have the ultimate responsibility to oversee each sub-adviser and recommend its hiring, termination and replacement. There can be no guarantee that HighMark Funds and HighMark Capital Management will obtain this order from the SEC.

Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

In addition to the asset based sub-advisory fee, HighMark Capital Management, Inc. has agreed to make certain periodic payments, out of its own resources, to the sub-adviser. The amount of these additional payments will be based on the average daily net assets of the Class M Shares of each Fund held by the sub-adviser's clients. Clients of the sub-adviser pay investment advisory fees to the sub-adviser in connection with the management of the clients' assets, a portion of which may be invested in one or more of the Funds. The sub-adviser has agreed with its clients that the amount of the advisory fee paid by the client (whether directly to the sub-adviser or indirectly through the sub-adviser's management of investment vehicles in which the client invests) will equal a fixed percentage of the value of the client's account with the sub-adviser. As a result, the direct fee that the sub-adviser receives from its clients will be reduced by the amount of the investment advisory fee (i.e., the fee paid to HighMark Capital Management, Inc.) that such clients indirectly incur as shareholders of the Fund. The additional payments by HighMark Capital Management, Inc. are intended to allow the sub-adviser to reduce the amount of advisory fees that its clients directly incur, as it has done historically, so that these clients do not bear investment advisory fees greater than those agreed to between the client and the sub-adviser. These periodic payments, which are solely the obligation of HighMark Capital Management, Inc., are separate from and in addition to the subadvisory fees described above.



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PORTFOLIO MANAGERS

The table below tells you which portfolio managers are responsible for making the day-to-day investment decisions for each Fund. The professional biographies of the portfolio managers follow the table. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

FUND                                                         PORTFOLIO MANAGER(S)
--------------------------------------------------------------------------------------------------------
HighMark Cognitive Value Fund
HighMark Enhanced Growth Fund
HighMark International Opportunities Fund

                                                                                    BUSINESS EXPERIENCE
PORTFOLIO MANAGER                  LENGTH OF SERVICE WITH FUND                    DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------

OTHER HIGHMARK FUNDS

In addition to the Funds, HighMark Funds currently offers different classes of shares in eighteen separate investment portfolios. These portfolios are as follows:

     HighMark Balanced Fund,
     HighMark Core Equity Fund,
     HighMark Large Cap Growth Fund,
     HighMark Large Cap Value Fund,
     HighMark Small Cap Growth Fund,
     HighMark Small Cap Value Fund,
     HighMark Value Momentum Fund,
     HighMark Bond Fund,
     HighMark Short Term Bond Fund,
     HighMark California Intermediate Tax-Free Bond Fund,
     HighMark National Intermediate Tax-Free Bond Fund,
     HighMark 100% U.S. Treasury Money Market Fund,
     HighMark California Tax-Free Money Market Fund,
     HighMark Diversified Money Market Fund,
     HighMark U.S. Government Money Market Fund,
     HighMark Income Plus Allocation Fund,
     HighMark Growth & Income Allocation Fund, and
     HighMark Capital Growth Allocation Fund.

Shares of these other investment portfolios are offered in separate prospectuses. For more information, please call 1-800-433-6884.



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HIGHMARK FUNDS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations, based on the financial information of its Predecessor Fund. Certain information reflects financial results for a single Fund share. The following tables have been derived from financial information audited by _____________, the Predecessor Funds' independent registered public accounting firm. For a more complete picture of a Fund's financial statements, please see its Predecessor Fund's Annual Report as well as the SAI, which is available upon request.


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OTHER INVESTMENT MATTERS


No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI. The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the SAI for more details about the securities in which the Funds may invest.

FUND NAME                                                                FUND CODE
Cognitive Value Fund                                                     1
Enhanced Growth Fund                                                     2
International Opportunities Fund                                         3

INSTRUMENT                                                               FUND CODE        RISK TYPE
------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign                    1-3              Market
Shares of a company held by a U.S. bank that issues a receipt                             Political
evidencing ownership. ADRs pay dividends in U.S. dollars.                                 Foreign Investment
------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts                   1-3              Credit
drawn on and accepted by a commercial bank. They generally                                Liquidity
have maturities of six months or less.                                                    Market
------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate            1-3              Market
securities that obligate the issuer to pay the bondholder                                 Credit
a specified sum of money, usually at specific intervals, and to                           Prepayment/Call
repay the principal amount of the loan at maturity.
------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right            1-3              Management
to buy, and obligates the seller of the option to sell, a security                        Liquidity
at a specified price. A put option gives the buyer the right to                           Credit
sell, and obligates the seller of the option to buy, a security                           Market
at a specified price. The Funds may buy call and put options and                          Leverage
will sell only covered call options.
------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a                   1-3              Market
stated maturity.                                                                          Credit
                                                                                          Liquidity
------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                       1-3              Credit
promissory notes issued by corporations and other entities.                               Liquidity
Their maturities generally vary from a few days to nine months.                           Market
------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                          1-3              Market
------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert            1-3              Market
to common stock.                                                                          Credit
------------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and                    1-3              Market
standby commitments to purchase the securities at a fixed                                 Liquidity
price (usually with accrued interest) within a fixed period                               Management
of time following demand by a Fund.
------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an                  1-3              Management
underlying contract, index or security, or any combination                                Market
thereof, including futures, options (e.g., puts and calls), options                       Credit
on futures, swap agreements, and some mortgage-backed                                     Liquidity
securities.                                                                               Leverage
                                                                                          Prepayment/Call
                                                                                          Hedging
------------------------------------------------------------------------------------------------------------


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22

HIGHMARK FUNDS
--------------------------------------------------------------------------------


INSTRUMENT                                                               FUND CODE        RISK TYPE
------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies including         1-3              Market
ADRs and Global Depository Receipts (GDRs), as well as                                    Political
commercial paper of foreign issuers and obligations of foreign                            Foreign Investment
governments, companies, banks, overseas branches of U.S. banks                            Liquidity
or supranational entities.                                                                Emerging Market
                                                                                          Call
------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                     3                Management
purchase or sell a specific amount of a currency at a fixed                               Liquidity
future date and price set by the parties involved at the time                             Credit
the contract is negotiated.                                                               Market
                                                                                          Political
                                                                                          Leverage
                                                                                          Foreign Investment
------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the                1-3              Management
future sale and purchase of a specific amount of a specific                               Market
security, class of securities, or index at a specified time in                            Credit
the future and at a specified price. The aggregate value                                  Liquidity
of options on securities (long puts and calls) will not exceed                            Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. Each Equity Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets. The HighMark Fixed
Income Funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting
their portfolio's duration. Each of these Funds will limit their obligations under futures contracts and related options
to no more than 10% of its assets.
------------------------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment                 1-3              Credit
grade by the primary rating agencies (e.g., BB or lower by                                Market
Standard & Poor's and Ba or lower by Moody's). These securities                           Liquidity
are considered speculative and involve greater risk of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."
------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold           1-3              Liquidity
within seven business days at the value the Fund has estimated                            Market
for them. Each Fund may invest up to 15% of its net assets in illiquid securities.
------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as                   1-3              Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P 500
Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust expenses.
------------------------------------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              23


--------------------------------------------------------------------------------


INSTRUMENT                                                               FUND CODE        RISK TYPE
------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                      1-3              Market
investment companies. These may include HighMark Money
Market Funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company. A Fund may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the Fund pays its own adviser.
------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher              1-3              Market
by Standard & Poor's; Baa or better by Moody's; similarly                                 Credit
rated by other nationally recognized rating organizations; or,                            Prepayment/Call
if not rated, determined to be of comparably high quality by the Adviser.
------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-                 1-3              Market
denominated debt securities with remaining maturities of one                              Credit
year or less. These may include short-term U.S. government
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers'
acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
------------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued                 1-3              Credit
by supranational agencies that are chartered to promote                                   Foreign Investment
economic development and are supported by various                                         Prepayment/Call
governments and government agencies.
------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends         1-3              Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                    1-3              Market
the simultaneous commitment to return the security to the                                 Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                    1-3              Market
and the simultaneous commitment to buy the security back                                  Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the               1-3              Liquidity
Securities Act of 1933, such as privately placed commercial                               Market
paper and Rule 144A securities.
------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the                  1-3              Market
Fund's total assets. In return the Fund will receive cash, other                          Leverage
securities and/or letters of credit.                                                      Liquidity
                                                                                          Credit
------------------------------------------------------------------------------------------------------------

----------
PROSPECTUS
----------
24

HIGHMARK FUNDS
--------------------------------------------------------------------------------


INSTRUMENT                                                               FUND CODE        RISK TYPE
------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one security or                     1-3              Management
characteristic of a security is swapped for another. An example                           Market
is when one party trades newly issued stock for existing bonds                            Credit
with another party.                                                                       Liquidity
                                                                                          Leverage
------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in               1-3              Liquidity
exchange for a deposit of money.                                                          Credit
                                                                                          Market
------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment                1-3              Market
growth receipts, and certificates of accrual of Treasury securities.
------------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                    1-3              Market
registered with the Securities and Exchange Commission
under the Investment Company Act of 1940, that purchases a
fixed portfolio of income-producing securities, such as
corporate, municipal, or government bonds, mortgage-backed
securities, or preferred stock. Unit holders receive an
undivided interest in both the principal and the income
portion of the portfolio in proportion to the amount of
capital they invest. The portfolio of securities remains
fixed until all the securities mature and unit holders have
recovered their principal.
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by                  1-3              Market
agencies and instrumentalities of the U.S. government. These                              Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.                                          Call
------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded        1-3              Market
registered interest and principal securities, and coupons under bank entry safekeeping.
------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with                 1-3              Credit
interest rates that are reset daily, weekly, quarterly or on                              Liquidity
some other schedule. Such instruments may be payable to                                   Market
a Fund on demand.
------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a             1-3              Market
proportionate amount of common stock at a specified price.                                Credit
Warrants are typically issued with preferred stock and bonds.
------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A                        1-3              Market
purchase of, or contract to purchase, securities at a fixed                               Leverage
price for delivery at a future date. The portfolio managers                               Liquidity
of each Fund expect that commitments to enter into forward                                Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of                   1-3              Credit
debt that pay no interest, but are issued at a discount from                              Market
their value at maturity. When held to maturity, their entire                              Zero Coupon
return equals the difference between their issue price and
their maturity value.
------------------------------------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              25


--------------------------------------------------------------------------------

OTHER RISKS


HighMark Funds also offers shares of the Income Plus Allocation Fund, Growth & Income Allocation Fund and Capital Growth Allocation Fund (collectively the "Asset Allocation Portfolios"). Each of the Asset Allocation Portfolios is a "fund-of-funds" that invests in other mutual funds within the HighMark Funds family. Fiduciary shares of the Funds (collectively the "Underlying Funds") are offered to the Asset Allocation Portfolios. The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

The Funds are subject to volatility of asset size risk, which is the risk that, since substantially all of a Fund's shareholders are expected to be clients of the sub-adviser, the total assets of the Fund may fluctuate significantly whenever the sub-adviser increases or decreases its clients' allocation to the Fund.


GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that a Fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.


INDUSTRY/SECTOR RISK: The risk involved with excessive exposure to any one industry or sector. A Fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.


LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

----------
PROSPECTUS
----------
26

HIGHMARK FUNDS
--------------------------------------------------------------------------------

MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.


NEW PUBLIC COMPANY RISK: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK: The risk that, as a "nondiversified" fund under the Investment Company Act of 1940, a Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.


POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              27


--------------------------------------------------------------------------------

NOTES

----------
PROSPECTUS
----------
28

HIGHMARK FUNDS
--------------------------------------------------------------------------------

NOTES

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR
HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104


SUB-ADVISER

CUSTODIAN


UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY LLP
One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

TRANSFER AGENT
STATE STREET BANK & TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


To obtain the SAI free of charge, or for more information:


BY TELEPHONE: call 1-800-433-6884

BY MAIL:    write to us at
            SEI Investments Distribution Co.
            1 Freedom Valley Drive
            Oaks, PA 19456

BY INTERNET:  www.highmarkfunds.com


FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov).


You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to:
Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

HighMark Funds' Investment Company Act registration number is 811-05059.

[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS(R) LOGO OMITTED]

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

www.highmarkfunds.com

                                                                 HMK-PS-015-0200
                                                                   84823-A-12/05

--------------------------------------------------------------------------------
                                                                  2006
--------------------------------------------------------------------------------

HIGHMARK
   The smarter approach to investing.

COGNITIVE VALUE FUND
ENHANCED GROWTH FUND
INTERNATIONAL OPPORTUNITIES FUND                        CLASS M SHARES
--------------------------------------------------------------------------------
prospectus

[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS(R) LOGO OMITTED]

The Securities and Exchange Commission has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               1


--------------------------------------------------------------------------------

HOW TO READ THIS PROSPECTUS

HighMark Funds is a mutual fund family that offers different classes of Shares in separate investment portfolios. The funds have various investment goals and strategies. This prospectus gives you important information about the Class M Shares of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund (the "Funds") that you should know before investing. The Funds also offer additional classes of Shares called Class A, Class C and Fiduciary Shares, which are offered in separate prospectuses.

Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information. The next column contains general information you should know about investing in the Funds.

INDIVIDUAL HIGHMARK FUND PROFILES

Cognitive Value Fund ....................................................   2
Enhanced Growth Fund ....................................................   5
International Opportunities Fund ........................................   8

SHAREOWNER GUIDE -- HOW TO INVEST IN THE HIGHMARK FUNDS

Choosing a Share Class ..................................................  11
Payments to Financial Firms .............................................  11
Opening an Account ......................................................  11
Buying Shares ...........................................................  12
Selling Shares ..........................................................  13
Exchanging Shares .......................................................  14
Transaction Policies ....................................................  14
Dividends and Distributions .............................................  16
Taxes ...................................................................  16
Investor Services .......................................................  17

MORE ABOUT THE HIGHMARK FUNDS

Investment Management ...................................................  17
Financial Highlights ....................................................  20
Other Investment Matters ................................................  21
Glossary of Investment Risks ............................................  25

INTRODUCTION

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Funds, you should know a few basics about investing in mutual funds.

The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

AS WITH OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A MUTUAL FUND. YOUR INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OR AN OBLIGATION OF UNION BANK OF CALIFORNIA, N.A.*, ITS AFFILIATES OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her method of investment selection, may cause a Fund to underperform other funds with similar objectives.

* Union Bank of California, N.A., is the parent company of HighMark Capital Management, Inc. the investment adviser of the Funds.

--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]           FUND SUMMARY

[QUOTES GRAPHIC OMITTED]              INVESTMENT STRATEGY

[EXCLAMATION MARK GRAPHIC OMITTED]    WHAT ARE THE MAIN
                                      RISKS OF INVESTING
                                      IN THIS FUND?

[AT SIGN GRAPHIC OMITTED]             PERFORMANCE INFORMATION

[QUESTION MARK GRAPHIC OMITTED]       DID YOU KNOW?

[POUND SIGN GRAPHIC OMITTED]          FUND INFORMATION

[DOLLAR SIGN GRAPHIC OMITTED]         FEES AND EXPENSES

--------------------------------------------------------------------------------

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2


HIGHMARK FUNDS
COGNITIVE VALUE FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

        INVESTMENT GOAL                  To seek long-term capital appreciation
        -----------------------------------------------------------------------------------------
        INVESTMENT FOCUS                 Common stocks of small U.S. companies
        -----------------------------------------------------------------------------------------
        PRINCIPAL INVESTMENT STRATEGY    Seeks  undervalued small company stocks
        -----------------------------------------------------------------------------------------
        SHARE PRICE VOLATILITY           Moderate to High
        -----------------------------------------------------------------------------------------
        INVESTOR PROFILE                 Risk-tolerant investors seeking high long-term returns
        -----------------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED]  INVESTMENT STRATEGY

HighMark Cognitive Value Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred stocks of small capitalization value companies similar to those found in the S&P SmallCap 600/Citigroup Value Index. The Fund's sub-adviser seeks to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile relative to the S&P SmallCap 600/Citigroup Value Index. The sub-adviser will use both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market. Criteria that the sub-adviser may consider in determining stock selection include: low relative valuation, earnings purity, earnings predictability, earnings estimate revision, high profile negative news, market volatility and aberrant price movement. Since these factors have a varying influence on the performance of stock prices, the sub-adviser will evaluate the relative importance of each factor on a regular basis to determine the attractiveness of a particular security.

The sub-adviser will employ Behavioral Finance techniques in an attempt to capitalize on investors' behavioral biases and mental errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (or "rule of thumb" biases), and cognitive errors. The sub-adviser will attempt to exploit investors' biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors.

An example of applying Behavioral Finance techniques to the Fund's investment process is when investors over-emphasize recent, vivid events. The term used to describe this error is Availability Bias. Investors often oversell stocks of companies that are faced with a highly publicized negative event, such as a product tampering recall, a lawsuit, or a government investigation. While news of this type is bad, it often has a smaller impact on a company's earnings than is initially feared. As time passes, if investors' initial worst fears do not materialize, the stock is likely to trade back into a more normal relationship to its earnings stream. The Fund will attempt to exploit Availability Bias errors by comparing the stock of a company facing current negative publicity with others that have faced similar situations in the past. A worst-case scenario and likely corre- sponding stock price will be projected and compared to the stock's current market price. If the comparison is favorable, the stock may be purchased.

The Fund may invest up to 25% of its assets in U.S. dollar- denominated stocks and bonds of foreign companies.

The Fund may also invest in the following:

o Hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

o Exchange-traded funds, commonly called "ETFs," to provide liquidity and diversified exposure to the small cap value markets and sectors.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.

[EXCLAMATION MARK GRAPHIC OMITTED]    WHAT ARE THE MAIN
                                      RISKS OF INVESTING
                                      IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

SMALL COMPANY RISK: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.

INVESTMENT STYLE RISK: The possibility that the types of securities on which this Fund focuses will underperform other kinds of investments or the overall market.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

If the Fund invests in securities with additional risks, its share-price volatility accordingly could be greater and its performance lower. In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay on your investment.

For more information about these and other risks, please see "Glossary of Investment Risks" on page __.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               3

--------------------------------------------------------------------------------

PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Information in this prospectus relating to the Fund for periods prior to _______, including the performance information shown below, is based on the performance of________ Fund, the predecessor to the Fund (the "Predecessor Fund"). Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS M SHARES1 FROM YEAR TO YEAR.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                ____%           ____%         ____%         ____%
--------------------------------------------------------------------------------
                2002            2003          2004          2005

                      BEST QUARTER           WORST QUARTER
                         ______%                ______%
                       (__/__/__)             (__/__/__)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM __/__/____ TO __/__/____ WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/05 TO THOSE OF THE S&P SMALL CAP 600/CITIGROUP VALUE INDEX.

                                                                         SINCE
                                                       1 YEAR         INCEPTION*
--------------------------------------------------------------------------------
COGNITIVE VALUE FUND(1)
  Class M Shares(2)
--------------------------------------------------------------------------------
    Return Before Taxes                                   %                %
--------------------------------------------------------------------------------
    Return After Taxes
    on Distributions                                      %                %
--------------------------------------------------------------------------------
    Return After Taxes
    on Distributions and
    Sale of Fund Shares                                   %                %
--------------------------------------------------------------------------------
S&P SMALL CAP 600/
CITIGROUP VALUE INDEX(3) (reflects
    no deduction for fees,
    expenses or taxes)                                    %                %
--------------------------------------------------------------------------------

(1) The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on
_________.

(2) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The S&P SmallCap 600/Citigroup Value Index is an index that measures the performance of a selection of stocks fr om the S&P SmallCap 600 Index (which is composed of 600 U.S. stocks with market capitalizations of $100 million to $3 billion that meet certain investability and financial viability standards) that meet certain value criteria as determined by Standar d & Poor's Corporation and Citigroup, Inc. on the basis of seven value and growth criteria.

* Since 5/30/01.

                                                                     (CONTINUED)

--------------------------------------------------------------------------------
[POUND SIGN GRAPHIC OMITTED]  FUND INFORMATION

                CLASS             CUSIP           TICKER
                ----------------------------------------

                Class M
--------------------------------------------------------------------------------

[QUESTION MARK GRAPHIC OMITTED]  DID YOU KNOW?

VALUE STOCKS are those that the managers believe may be undervalued relative to their earnings, financial strength or other qualities.

SMALL CAPITALIZATION STOCKS are those issued by companies with market capitalizations within the range of those in the Russell 2000 Index.

----------
PROSPECTUS
----------
4


HIGHMARK FUNDS
COGNITIVE VALUE FUND (CONTINUED)
--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED]  FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------
                                                                                                      CLASS M
                                                                                                       SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)*                                      2.00%

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
                                                                                                       CLASS M
                                                                                                       SHARES
Investment Advisory Fees                                                                                   %
Distribution (12b-1) Fees                                                                                  %
Other Expenses+                                                                                            %
                                                                                                        ----
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                                     %++

* Applicable to Class M Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

+ Other Expenses are based on estimated amounts for the current fiscal year.

++ The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

                Class M Shares:    %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR      3 YEARS   5 YEARS  10 YEARS
Class M Shares         $           $         $        $

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               5


HIGHMARK FUNDS
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

        INVESTMENT GOAL                  To seek long-term capital appreciation
        ---------------------------------------------------------------------------------------------------------------
        INVESTMENT FOCUS                 Common and preferred securities of companies located in the U.S. and abroad
        ---------------------------------------------------------------------------------------------------------------
        PRINCIPAL INVESTMENT STRATEGY    Attempts to identify companies that offer superior sales and earnings growth potential relative to the average company in the NASDAQ 100 Index or that have potential to be added to the NASDAQ 100 Index
        ---------------------------------------------------------------------------------------------------------------
        SHARE PRICE VOLATILITY           High
        ---------------------------------------------------------------------------------------------------------------
        INVESTOR PROFILE                 Long-term investors seeking capital appreciation
        ---------------------------------------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED]  INVESTMENT STRATEGY

HighMark Enhanced Growth Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in common and preferred securities of growth companies located in the U.S. and abroad whose risk and potential return profile is expected by the Fund's sub-adviser to compare favorably to the profile of the NASDAQ 100 Index. Currently, companies representing the various technology industries make up the largest percentage of issuers in the NASDAQ 100 Index. The Fund may also invest up to 25% of its assets in U.S. dollar-denominated stocks and bonds of foreign companies.

Using a combination of qualitative and quantitative techniques, the Fund will seek to identify and invest in companies that offer superior sales and earnings growth potential relative to the average company in the NASDAQ 100 Index. Additionally, the Fund will attempt to identify and invest in those companies that are not yet part of the NASDAQ 100 Index but have the potential to be added to the Index. The sub-adviser will seek to add value to the Fund's portfolio through stock selection while maintaining an appropriate risk profile relative to the NASDAQ 100. Valuation, earnings growth and earnings sustainability and predictability are the primary factors used in determining stock selection. Since these factors have a varying influence on the performance of stock prices, the sub-adviser will evaluate the relative importance of each factor on a regular basis to determine the attractiveness of a particular security.

The Fund may also invest opportunistically in securities that do not fit the profile of the NASDAQ 100 Index, such as initial public offerings, also called IPOs, and in securities of new public companies that have had their IPO within the prior six months. In choosing these companies, the Fund will utilize both public and private information sources to identify attractive candidates. The Fund will look to invest in opportunities to penetrate new and existing markets, and will evaluate the scope of business of the company, as well as its management experience.

The Fund may also invest in hedging instruments, such as options, futures and certain other derivative instruments, to manage investment risk or to serve as a substitute for underlying securities positions.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.

[EXCLAMATION MARK GRAPHIC OMITTED]    WHAT ARE THE MAIN
                                      RISKS OF INVESTING
                                      IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

INVESTMENT STYLE RISK: The possibility that the securities on which this Fund focuses--the stocks of those companies with characteristics similar to the NASDAQ 100 Index--may underperform other kinds of investments or the market as a whole.

INDUSTRY/SECTOR RISK: The risk associated with excessive exposure to any one industry or sector. Because the Fund's investment universe is comprised of securities whose characteristics track those of the NASDAQ 100, the Fund may have a heavy weighting in one or more industries or sectors, including the technology sector.

NEW PUBLIC COMPANY RISK: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes you pay. For more information about these and other risks, please see "Glossary of Investment Risks" on page __.

                                                                     (CONTINUED)

----------
PROSPECTUS
----------
6


HIGHMARK FUNDS
ENHANCED GROWTH FUND (CONTINUED)
--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Information in this prospectus relating to the Fund for periods prior to ________, including the performance information shown below, is based on the performance of __________ Fund, the predecessor to the Fund (the "Predecessor Fund"). Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS M SHARES1 FROM YEAR TO YEAR.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

                       ____%           ____%           ____%
--------------------------------------------------------------------------------
                       2003            2004            2005

                      BEST QUARTER           WORST QUARTER
                         ______%                ______%
                       (__/__/__)             (__/__/__)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM __/__/____ TO __/__/____ WAS ___%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/05 TO THOSE OF THE NASDAQ 100 INDEX.

                                                                 SINCE
                                                 1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND(1)
  Class M Shares(2)
--------------------------------------------------------------------------------
   Return Before Taxes                              %             %
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions                                 %             %
--------------------------------------------------------------------------------
   Return After Taxes
   on Distributions and
   Sale of Fund Shares                              %             %
--------------------------------------------------------------------------------
NASDAQ 100 INDEX (3) (reflects
   no deduction for fees,
   expenses or taxes)                               %             %
--------------------------------------------------------------------------------

(1) The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on
_________.

(2) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The NASDAQ 100 Index is a modified capitalization-weighted index that measures the performance of the 100 largest non-financial stocks listed on the National Market tier of the NASDAQ Stock Market, Inc.

* Since 5/31/01.

--------------------------------------------------------------------------------
[POUND SIGN GRAPHIC OMITTED]  FUND INFORMATION

                CLASS         CUSIP        TICKER
                ---------------------------------

                Class M
--------------------------------------------------------------------------------

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               7


--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED]  FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

--------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------------------------------
                                                                                            CLASS M
                                                                                            SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)            0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                      0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                         2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)*                           2.00%
--------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------------------------------
                                                                                            CLASS M
                                                                                            SHARES
Investment Advisory Fees                                                                        %
Distribution (12b-1) Fees                                                                       %
Other Expenses+                                                                                 %
                                                                                            ----
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                          %++

* Applicable to Class M Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

+ Other Expenses are based on estimated amounts for the current fiscal year.

++ The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

                Class M Shares:    %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return, and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR      3 YEARS   5 YEARS  10 YEARS
Class M Shares         $           $         $        $

----------
PROSPECTUS
----------
8


HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

[AMPERSAND GRAPHIC OMITTED]  FUND SUMMARY

        INVESTMENT GOAL                  To seek long-term capital appreciation
        ---------------------------------------------------------------------------------------------------
        INVESTMENT FOCUS                 Common stocks of foreign companies
        ---------------------------------------------------------------------------------------------------
        PRINCIPAL INVESTMENT STRATEGY    Top-down country and stock selection using a multifactor approach
        ---------------------------------------------------------------------------------------------------
        SHARE PRICE VOLATILITY           Moderate to High
        ---------------------------------------------------------------------------------------------------
        INVESTOR PROFILE                 Long-term investors seeking capital appreciation
        ---------------------------------------------------------------------------------------------------

[QUOTES GRAPHIC OMITTED]  INVESTMENT STRATEGY

HighMark International Opportunities Fund seeks long-term capital appreciation. To pursue this goal, the Fund will, under normal market conditions, invest its assets primarily in the equity securities of issuers located in developed and, to a lesser extent, emerging market countries around the world. It will normally invest in established companies in Europe, the United Kingdom, Japan, Asia, Australia and Canada, among other areas. Under normal market conditions, the Fund's holdings will be spread across multiple industries and geographic regions.

The Fund will employ a disciplined, quantitative approach that focuses first on country selection and then on sector and stock selection within individual countries. A multifactor model will be used to rank countries according to their characteristics, including various measures of value, growth, momentum, and risk. The relative weighting among these characteristics changes over time according to changes in the overall conditions across global markets. The Fund's sub-adviser will systematically track these changes in overall conditions using various measures of monetary liquidity, sentiment, risk aversion, and risk premia. As conditions change, the model changes the relative weights of the selection factors that generate the rankings. The sub-adviser's stock selection models are based on the same principles, but instead of looking at global conditions to set the relative weights of selection factors, the models use local conditions. Because economies are not synchronized, different types of stocks will be preferred in different countries, according to local conditions, such as the stage of the business cycle. The sub-adviser will generally overweight those countries, sectors and companies that appear to be the most attractive and underweight those countries, sectors and companies that appear to be the least attractive.

The Fund may invest in:

o Equity securities, such as common and preferred stocks of foreign issuers. The Fund may also invest in the equity securities of U.S. companies whose assets or operations are primarily located outside of the U.S. Ordinarily, the Fund will invest at least 65% of its assets in the equity securities of at least three countries other than the U.S.

o Hedging instruments, such as foreign currency forward contracts, options, futures and certain other derivative instruments, to manage investment risks or to serve as a substitute for underlying securities or currency positions.

o Exchange-traded funds, commonly called "ETFs," to provide diversified exposure to different international markets and sectors.

The Fund may engage in currency hedging to help protect its international stock investments from the risk of a strong U.S. dollar.

For a more complete description of the securities in which the Fund can invest, please see "Other Investment Matters" on page __.

[EXCLAMATION MARK GRAPHIC OMITTED]    WHAT ARE THE MAIN
                                      RISKS OF INVESTING
                                      IN THIS FUND?

Your investment in the Fund may be subject to the following risks:

MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a general decline in the global stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

FOREIGN SECURITIES AND CURRENCY RISKS: Investing in foreign markets involves greater risk than investing in the United States, including the risk that a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities may be affected by such factors as fluctuations in currency exchange rates, accounting and financial reporting standards that differ from those in the U.S. and that could convey incomplete or inaccurate financial information on companies, smaller and less liquid securities markets, social upheavals and political actions ranging from tax code changes to governmental collapse. Emerging market securities may be even more susceptible to these risks.

INVESTMENT STYLE RISK: The possibility that the kind of stocks on which this Fund focuses -- those of foreign blended value/growth companies -- will underperform other types of stock investments, such as deep value or deep growth, or the market as a whole.

NON-DIVERSIFICATION RISK: The risk that, as a "non-diversified" fund under the Investment Company Act of 1940, the Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

In addition, the Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

For more information about these and other risks, please see "Glossary of Investment Risks" on page __.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                               9


--------------------------------------------------------------------------------

[AT SIGN GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Information in this prospectus relating to the Fund for periods prior to _______, including the performance information shown below, is based on the performance of________ Fund, the predecessor to the Fund (the "Predecessor Fund"). Of course, the Fund's past performance does not necessarily indicate how it will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S CLASS M SHARES1 FROM YEAR TO YEAR.*

 [THE FOLLOWING TABLE WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL.]

____%  ____%   ____%   ____%   ____%   ____%   ____%    ____%     ____%    ____%
--------------------------------------------------------------------------------
1996   1997    1998    1999    2000    2001     2002     2003     2004     2005

                      BEST QUARTER           WORST QUARTER
                         ______%                ______%
                       (__/__/__)             (__/__/__)

* THE PERFORMANCE INFORMATION ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM __/__/____ TO __/__/____ WAS ____%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/05 TO THOSE OF THE MSCI ALL COUNTRY WORLD FREE EX-U.S. INDEX.

                                                                     SINCE
                                   1 YEAR   5 YEARS     10 YEARS   INCEPTION*
--------------------------------------------------------------------------------
INTERNATIONAL
OPPORTUNITIES FUND(1)
  Class M Shares(2)
--------------------------------------------------------------------------------
  Return Before Taxes                  %        %           %           %
--------------------------------------------------------------------------------
  Return After Taxes
  on Distributions                     %        %           %           %
--------------------------------------------------------------------------------
  Return After Taxes
  on Distributions and
  Sale of Fund Shares                  %        %           %           %
--------------------------------------------------------------------------------
MSCI ALL COUNTRY
WORLD FREE EX-U.S.
INDEX(3) (reflects no
  deduction for fees,
  expenses or taxes)                   %        %           %           %
--------------------------------------------------------------------------------

(1) The performance shown is based on the performance of shares of the Predecessor Fund. The Predecessor Fund was reorganized into the Fund on
_________.

(2) After-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

(3) The MSCI All Country World Free ex-U.S. Index is an index that measures the performance of equities available to foreign investors in 48 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. The Fund's sub-adviser does not currently use an index internally to evaluate the performance of the Fund. Instead, a dynamic subset of Morn-ingstar's universe of large cap blended value/growth international stock mutual funds is used for performance comparison purposes.

* Since __/__/__.

                                                                     (CONTINUED)

--------------------------------------------------------------------------------
[POUND SIGN GRAPHIC OMITTED]  FUND INFORMATION

                CLASS            CUSIP          TICKER
                -------------------------------------------

                Class M
--------------------------------------------------------------------------------

----------
PROSPECTUS
----------
10


HIGHMARK FUNDS
INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)
--------------------------------------------------------------------------------

[DOLLAR SIGN GRAPHIC OMITTED]  FEES AND EXPENSES

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

----------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------
                                                                                                      CLASS M
                                                                                                      SHARES
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)                       0%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                 0%
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)*                                      2.00%

----------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------
                                                                                                      CLASS M
                                                                                                      SHARES
Investment Advisory Fees                                                                                   %
Distribution (12b-1) Fees                                                                                  %
Other Expenses+                                                                                            %
                                                                                                       ----
  TOTAL ANNUAL FUND OPERATING EXPENSES                                                                     %++

* Applicable to Class M Shares held 5 days or less. Does not include any wire transfer fees, if applicable.

+ Other Expenses are based on estimated amounts for the current fiscal year.

++ The Fund's total actual operating expenses for the current fiscal year are expected to be less than the amount shown above because additional fees are expected to be waived or reimbursed in order to keep total operating expenses at a specified level. These voluntary waivers or reimbursements may be discontinued at any time. With these fee waivers, the Fund's actual operating expenses are expected to be as follows:

                        Class M Shares:      %

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same.

Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                       1 YEAR      3 YEARS   5 YEARS  10 YEARS
Class M Shares         $           $         $        $

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              11

--------------------------------------------------------------------------------

SHAREOWNER GUIDE - HOW TO INVEST IN THE HIGHMARK FUNDS

Before you invest, we encourage you to carefully read the Fund profiles included in this prospectus and consider which Funds are appropriate for your particular financial situation, risk tolerance and goals. As always, your financial representative can provide you with valuable assistance in making this decision. He or she can also help you choose which of the Fund Share classes we offer is right for you.

FOREIGN INVESTORS

The Funds do not accept investments by non-resident aliens.

CHOOSING A SHARE CLASS

HighMark Funds offers different classes of Fund Shares, each of which has different expenses and other characteristics. Only one class of Fund Shares, Class M Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of HighMark's Class M Shares.

CLASS M SHARES

o     No sales charge.

o     No Distribution (12b-1) fees.

o Available only to clients of ________ and employees and officers of ______ and their relatives.

THE FUNDS ALSO OFFER CLASS A AND CLASS C SHARES (COLLECTIVELY RETAIL SHARES) AND FIDUCIARY SHARES. EACH OF THESE CLASSES HAS ITS OWN EXPENSE STRUCTURE. FIDUCIARY SHARES ARE AVAILABLE ONLY TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., AND CERTAIN OTHER QUALIFIED INVESTORS. RETAIL SHARES ARE AVAILABLE TO NON-FIDUCIARY CLIENTS OF UNION BANK OF CALIFORNIA, N.A., WHO ARE NOT OTHERWISE ELIGIBLE FOR FIDUCIARY SHARES. CALL US AT 1-800-433-6884 FOR MORE DETAILS.

PAYMENTS TO FINANCIAL FIRMS

Your broker, dealer, financial adviser or other financial intermediary may receive certain payments and compensation described below. For purposes of the following, "financial firms" means brokers, dealers, financial advisers and other financial intermediaries.

HighMark Capital Management, Inc. pays out of its own assets compensation to financial firms for the sale and distribution of the Shares of any of the Funds and/or for the servicing of Shares. Payments made by HighMark Capital Management, Inc. may be made to supplement commissions paid to financial firms, and may take the form of (1) due diligence payments for a financial firm's examination of the Funds and payments for employee training and education relating to the Funds; (2) listing fees for the placement of the Funds on a financial firm's list of mutual funds available for purchase by its clients; (3) fees for providing the Funds with "shelf space" and/or a higher profile for a financial firm's financial consultants and their customers and/or placing the Funds on the financial firm's preferred or recommended list; (4) marketing support fees for providing assistance in promoting the sale of Shares; (5) payments in connection with attendance at sales meetings for the promotion of the sale of Shares; (6) payments for maintaining shareholder accounts on a financial firm's platform; and (7) payments for the sale of Shares and/or the maintenance of share balances. In addition, HighMark Capital Management, Inc. makes certain periodic payments, from its own resources, to the sub-adviser as described in the section "Other Arrangements".

Payments made by HighMark Capital Management, Inc. to a financial firm also may be used by the financial firm to pay for the travel expenses, meals, lodging and entertainment of financial firms and their salespersons and guests in connection with education, sales and promotional programs. These programs, which may be different for different financial firms, will not change the price an investor will pay for Shares or the amount that a Fund will receive for the sale of Shares.

If investment advisers, administrators, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular Share class over other Share classes. Speak with your financial adviser to learn more about the total amounts paid to your financial adviser and his or her firm by the Funds, HighMark Capital Management, Inc. and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial adviser at the time of purchase.

HighMark Capital Management, Inc. and/or a Fund's sub-adviser do not consider sales of Shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. However, some broker-dealers that sell Shares of the Funds may receive commissions from a Fund in connection with the execution of the Fund's portfolio transactions.

OPENING AN ACCOUNT

1.    Read this prospectus carefully.

2. Determine how much money you want to invest. The minimum investments for Class M Shares of the Funds are as follows:

      o  INITIAL PURCHASE:      $5,000 for each Fund
                                $100 for each Fund for
                                Automatic Investment Plan

      o  ADDITIONAL PURCHASES:  $100 for each Fund
                                $100 monthly minimum per Fund
                                for Automatic Investment Plan

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      We may waive these initial and additional investment minimums for purchases made in connection with Individual Retirement Accounts, Keoghs, payroll deduction plans or 401(k) or similar plans.

      The minimum initial investment for employees and officers of the Fund's sub-adviser and their relatives is $2,000.

3. Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. For more information, please contact your financial representative or call the Distributor at 1-800-433-6884.

4. You and your financial representative can initiate any purchase, exchange or sale of Shares.

5. CUSTOMER IDENTIFICATION AND VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

      What this means to you: When you open an account, we will ask your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening an account.

      HighMark Funds is required by law to reject your new account application if the required identifying information is not provided.

      In certain instances, HighMark Funds is required to collect documents to fulfill its legal obligations. Documents provided in connection with your application will be used solely to establish and verify customer identity, and HighMark Funds shall have no obligation with respect to the terms of any such document.

      Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of HighMark Funds (e.g., 72 hours), which may change from time to time, your application will be rejected. Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined after receipt of your application in proper form.

      However, HighMark Funds reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of HighMark Funds (e.g., 96 hours), which may change from time to time. If HighMark Funds is unable to verify your identity, it reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. HighMark Funds reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund Shares and will be subject to corresponding tax implications.

WE RESERVE THE RIGHT TO REJECT A PURCHASE ORDER IF THE DISTRIBUTOR OR THE FUNDS' ADVISER DETERMINES THAT IT IS NOT IN THE BEST INTEREST OF HIGHMARK FUNDS OR ITS SHAREHOLDERS.

BUYING SHARES

--------------------------------------------------------------------------------
BY CHECK
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o     Make out a check for the investment amount, payable to "HighMark Funds."

o Deliver the check and your completed application to your financial representative, or mail them to our Transfer Agent (see address below).

ADDING TO AN ACCOUNT

o     Make out a check for the investment amount, payable to "HighMark Funds."

o Include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

o Deliver the check and your note to your financial representative, or mail them to our Transfer Agent.

      TRANSFER AGENT ADDRESS:
      HighMark Funds P.O. Box 8416
      Boston, MA 02266-8416
      Phone Number: 1-800-433-6884

All purchases made by check should be in U.S. dollars.

THIRD PARTY CHECKS, CREDIT CARD CHECKS, TRAVELER'S CHECKS, STARTER CHECKS, MONEY ORDERS OR CASH WILL NOT BE ACCEPTED.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

o Deliver your completed application to your financial representative, or mail it to the Transfer Agent (address below).

o Obtain your Fund account number by calling your financial representative or our Transfer Agent.

o     Instruct your bank to wire the amount of your investment to:

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

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Specify the Fund name, your choice of share class, the new Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

ADDING TO AN ACCOUNT

o     Call our Transfer Agent before wiring any funds.

o     Instruct your bank to wire the amount of your investment to:

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, MA 02101
      ABA# 011000028
      DDA# 9905-194-8

Specify the Fund name, your share class, your Fund account number and the name(s) in which the Fund account is registered. Your bank may charge a fee to wire money.

TRANSFER AGENT ADDRESS:

HighMark Funds P.O. Box 8416
Boston, MA 02266-8416
Phone Number: 1-800-433-6884

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THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

o Call your financial institution for information on their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

o Call us at 1-800-433-6884 or contact your financial representative to request an exchange.

Contact your financial representative for instructions and assistance.

To add to an account using the Automatic Investment Plan, see "Investor
Services."

SELLING SHARES

--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

DESIGNED FOR

o     Accounts for any type, except Individual Retirement Accounts or Roth IRAs.

o     Sales of any amount.

TO SELL SOME OR ALL OF YOUR SHARES

o To place your order, contact your financial representative or HighMark Funds at 1-800-433-6884 between 8:30 a.m. and 6:00 p.m. Eastern Time on most business days.

--------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
--------------------------------------------------------------------------------

DESIGNED FOR

o     Requests by letter to sell at least $500 (accounts of any type).

o Requests by phone to sell at least $500 (accounts of any type excluding IRA and Roth IRA accounts).

--------------------------------------------------------------------------------
TO SELL SOME OR ALL OF YOUR SHARES
--------------------------------------------------------------------------------

o We will wire amounts of $500 or more on the next business day after we receive your request.

o Shares cannot be redeemed by wire on Federal holidays restricting wire transfers.

--------------------------------------------------------------------------------
THROUGH FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------

o Contact your financial institution to find out more about their procedures for transmitting orders to HighMark Funds.

--------------------------------------------------------------------------------
BY EXCHANGE
--------------------------------------------------------------------------------

o Obtain a current prospectus for the Fund into which you are exchanging by calling us or contacting your financial representative.

o     Call us or contact your financial representative to request an exchange.

To make systematic withdrawals from an account, see "Investor Services."

SELLING SHARES IN WRITING. In certain circumstances, you may need to include a medallion guarantee, which protects you against fraudulent orders. You will need a medallion guarantee if:

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or by wire or the Automated Clearing House ("ACH") to a bank account other than that on record.

o     you changed your address of record within the last 30 days.

You should be able to obtain a medallion guarantee from a bank, broker-dealer, credit union, securities exchange or association, clearing agency or savings association. A notary public CANNOT provide a medallion guarantee.

RECEIVING YOUR MONEY. Normally, we will send you a check for your proceeds as promptly as possible, at the latest within seven calendar days of receiving your redemption order. If, however, you recently purchased Shares in a Fund, we may be unable to fulfill your request if we have not yet received and processed your payment for the initial purchase. In such a case you may need to resubmit your redemption request after we have received payment.

REDEMPTION IN KIND: The Funds reserve the right to make payment on redemptions in securities rather than cash.

INVOLUNTARY SALES OF YOUR SHARES: Due to the relatively high costs of handling small investments, each Fund reserves the right to redeem your Shares at net asset value (less any applicable contingent deferred sales charge) if your account balance in any Fund drops below the minimum initial purchase amount for any reason other than market fluctuation. This is more likely to occur if you invest only the minimum amount in a Fund and then sell some of your Shares within a fairly short period of time. Before any Fund exercises its right to redeem your Shares, we will notify you in writing at least 60 days in advance to give you time to bring your balance up to or above the minimum.

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EXCHANGING SHARES

HOW TO EXCHANGE YOUR SHARES: You may exchange Class M Shares of one HighMark Fund for Class M Shares of another HighMark Fund (the "new HighMark Fund"), provided that you:

o     Are qualified to invest in the new HighMark Fund.

o Satisfy the initial and additional investment minimums for the new HighMark Fund.

o Maintain the minimum account balance for each HighMark Fund in which you invest.

Your cost for buying shares in the new HighMark Fund is based on the relative net asset values of the shares you are exchanging. You may also exchange your Class M Shares of a Fund for Class A Shares of another HighMark Fund. In that case, your cost for buying Shares in the new HighMark Fund is based on the relative net asset value of the Shares you are exchanging. You do not have to pay any sales charges on the exchange; however, if you exchange Class M Shares of one HighMark Fund for those of another HighMark Fund, you may be subject to an exchange fee. See "Redemption Fees and Exchange Fees" below.


TRANSACTION POLICIES

VALUATION OF SHARES. A Fund's net asset value per share of a class is calculated according to the following formula:

      (Total mkt. value of the Fund's investments and other assets allocable to the class - the class's liabilities)

      / Total number of the Fund's Shares outstanding in the class

      = The class's net asset value per share

We determine the net asset value (NAV) of each Fund as of the close of regular trading on the New York Stock Exchange, normally at 1:00 p.m. Pacific time (4:00 p.m. Eastern time), every business day, based on the current market price of the Fund's securities. If that is not available, we value its securities by using a method that the Funds' Board of Trustees believes accurately reflects fair value.

With regards to securities held by the Funds that are primarily listed on foreign exchanges, because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund's Shares may change on days when shareholders are not able to buy or sell them. Furthermore, the closing price of such securities may no longer reflect their market value at the time a Fund calculates its NAV if an event that could materially affect the value of the Fund's foreign investments has occurred between the time of the security's last close and the time that the Fund calculates its NAV. If a Fund's adviser becomes aware that such an event has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates its net asset value, it will contact the Fund's administrator or sub-administrator and request that a Fair Value Committee meeting be called. In addition, if price movements in certain monitored indices or securities exceed levels established by the administrator or sub-administrator, the administrator or sub-administrator will notify a Fund's adviser that such limits have been exceeded and request that a Fair Value Committee meeting be called.

In the event that a Fund values its securities using the procedures described above, the Fund's NAV may be higher or lower than would have been the case if the Fund had not used its fair valuation procedures. For further information about how we determine the value of the Funds' investments, see the Statement of Additional Information (the "SAI").

BUY AND SELL PRICES. When you buy Shares of a Fund, the amount you pay per share is based on the net asset value per share of the applicable class of Shares next determined after we receive your order. When you sell Shares of a Fund, the amount of your proceeds are based on the net asset value per share of the applicable class of Shares next determined after we receive your order, minus any applicable redemption fees and/or exchange fees.

EXECUTION OF ORDERS. You may buy and sell Shares of the Funds on any day when the New York Stock Exchange is open for business (hereafter referred to as a "business day"). The New York Stock Exchange is closed on weekends and national holidays.

o PURCHASING SHARES BY MAIL: If you mail us a purchase order, we will execute it as soon as we have received your payment. (Note: If your check does not clear, we will be forced to cancel your purchase and may hold you liable for any losses or fees incurred.)

o PURCHASING SHARES BY WIRE: If you place a purchase order by wire on any business day, we will execute it that day, provided that you have wired the money you wish to invest and it is received by the Transfer Agent prior to 1:00 p.m. PT (4:00 p.m. ET). If the Transfer Agent does not receive the money you plan to wire by this deadline, the trade will be canceled and you must resubmit the trade at the time the wire is sent.

o SELLING SHARES: To sell Shares on any one business day, you must place your redemption order before 1:00 p.m. PT (4:00 p.m. ET). Otherwise, we will execute your order the following business day.

The Transfer Agent may accept telephone orders from broker-dealers, and other intermediaries designated by such broker-dealers, who have been previously approved by the Distributor. A Fund will be deemed to have received a purchase order when an approved broker-dealer or its authorized designee accepts such order. It is the responsibility of such broker-dealer to promptly forward purchase or redemption orders to the Transfer Agent. Broker-dealers may charge you a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealers and not remitted to the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of HighMark Funds' overall obligation to deter money laundering under Federal law. HighMark Funds has adopted an Anti-Money

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Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, HighMark Funds reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or
(iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of HighMark Funds management, they are deemed to be in the best interest of the Funds or in cases when HighMark Funds is requested or compelled to do so by governmental or law enforcement authorities.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

HighMark Fund's Board of Trustees has adopted policies and procedures designed to discourage frequent purchases and redemptions of Shares of the Funds or excessive or short-term trading that may disadvantage long-term Fund shareholders. These policies are described below.

RISKS ASSOCIATED WITH EXCESSIVE OR SHORT-TERM TRADING GENERALLY. While the Funds will try to prevent market timing by utilizing the procedures described below, these procedures may not be successful in identifying or stopping excessive or short-term trading in all circumstances. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a Fund's Shares dilute the value of Shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund Shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's Shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. Similarly, a Fund may bear increased administrative costs due to asset level and investment volatility that accompanies patterns of short-term trading activity. All of these factors may adversely affect a Fund's performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 1:00 p.m. Pacific time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in short-term trading strategy to exploit differences in Fund Share prices that are based on closing prices of foreign securities established some time before a Fund calculates its own share price (referred to as "time zone arbitrage"). The Funds have procedures, referred to as fair value pricing, designed to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Fund calculates its NAV. While there is no assurance, the Funds expect that the use of fair value pricing, in addition to the short-term trading policies discussed below, will reduce a shareholder's ability to engage in time zone arbitrage to the detriment of the other shareholders of the Funds.

A shareholder engaging in a short-term trading strategy may also target a Fund that does not invest primarily in foreign securities. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (referred to as "price arbitrage"). Funds that may be adversely affected by price arbitrage include, in particular, those Funds that significantly invest in small capitalization securities, technology and other specific industry sector securities, and in certain fixed-income securities.

REDEMPTION FEES AND EXCHANGE FEES. As noted in the "Shareholder Fees" tables for each of the Funds, each of the Funds imposes a 2% redemption fee on the proceeds of Class M Shares redeemed 5 days or less after their purchase. Each of the Funds also imposes an exchange fee on Class M Shares exchanged 5 days or less after their purchase. The redemption fee and the exchange fee are designed to discourage short-term trading and any proceeds of the fees will be credited to the assets of the applicable Fund. The fee is imposed to the extent that the number of Fund Shares redeemed by a shareholder exceed the number of Fund Shares that have been held by such shareholder more than 5 days. For shares of a Fund that were acquired by exchange, the holding period is measured from the date the Shares were acquired in the exchange transaction. Shares held the longest will be redeemed first.

The redemption fee is not imposed on Shares:

o held in omnibus accounts of a financial intermediary, including but not limited to a broker-dealer or a retirement plan fiduciary. However, Shares held in retirement plans that are not in omnibus accounts, such as IRAs and 403(b)(7) plans, are subject to the fee;

o     redeemed through systematic withdrawal plans;

o     purchased through reinvested dividends or capital gains;

o     redeemed pursuant to Fund reorganizations;

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o     redeemed as part of an automatic dividend exchange election established in advance of the exchange;

o redeemed to pay fees assessed by a Fund or the Transfer Agent against the account; and

o     involuntary redemptions resulting from failure to meet account minimums.

Although the Funds do not grant waivers of the redemption fee or exchange fee, each Fund reserves the right to modify or eliminate redemption fees and exchange fees at any time in its discretion.

RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS.

Purchases and exchanges should be made primarily for investment purposes. Each Fund and/or its principal underwriter reserves the right to refuse any purchase or exchange order at any time or to suspend redemptions with respect to any shareholder, including transactions representing excessive trading and transactions accepted by any shareholder's financial adviser. In addition, the Funds' adviser will use its best efforts to detect short-term trading activity in a Fund's Shares and reject any purchase, redemption or exchange if, in its judgment, the transaction would adversely affect the Fund or its shareholders. The adviser, however, will not always be able to detect or prevent market timing activity or other trading activity that may disadvantage a Fund. For example, the ability to monitor trades that are placed by omnibus or other nominee accounts is limited when the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners. In the event that the Funds or their agents reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

DISCLOSURE OF PORTFOLIO HOLDINGS

HighMark Capital Management, Inc., the Funds' adviser, has established a policy with respect to the disclosure of a Fund's portfolio holdings. A description of this policy is provided in the SAI. In addition, each Fund's top ten monthly portfolio holdings are generally available to you two days after the end of the period by clicking on "Funds and Performance" on the HighMark Funds website.

Note that the Funds or their adviser may suspend the posting of this information or modify the elements of this web posting policy without notice to shareholders.

DIVIDENDS AND DISTRIBUTIONS

As a mutual fund shareholder, you may receive capital gains and/or income from your investment. Each of the Funds may periodically declare and pay dividends from net investment income separately for each class of Shares. The Funds distribute any net capital gains and ordinary income they have realized at least once a year. None of the Funds has a targeted dividend rate and none of them guarantees that it will pay any dividends or other distributions.

We will automatically reinvest any income and capital gains distributions you are entitled to in additional Shares of your Fund(s) unless you notify our Transfer Agent that you want to receive your distributions in cash. To notify the Transfer Agent, send a letter with your request, including your name and account number to:

HighMark Funds
P.O. Box 8416
Boston, MA 02266-8416

Your request will become effective for distributions having record dates after our Transfer Agent receives your request. Note that the IRS treats dividends paid in additional Fund Shares the same as it treats dividends paid in cash.

TAXES

Your mutual fund investments may have a considerable impact on your tax situation. We have summarized some of the main points you should know below. Note, however, that the following is general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan.

IMPORTANT NOTE: IF YOU HAVE NOT DONE SO ALREADY, BE SURE TO PROVIDE US WITH YOUR CORRECT TAXPAYER IDENTIFICATION NUMBER OR CERTIFY THAT IT IS CORRECT. UNLESS WE HAVE THAT INFORMATION, WE MUST, BY LAW, WITHHOLD A PORTION OF THE TAXABLE DISTRIBUTIONS YOU WOULD OTHERWISE BE ENTITLED TO RECEIVE FROM YOUR FUND INVESTMENTS AS WELL AS A PORTION OF ANY PROCEEDS YOU WOULD NORMALLY RECEIVE FROM SELLING FUND SHARES.

END-OF-YEAR TAX STATEMENTS

We will send you a statement each year showing the tax status of all your distributions. The laws governing taxes change frequently, however, so please consult your tax adviser for the most up-to-date information and specific guidance regarding your particular tax situation. You can find more information about the potential tax consequences of mutual fund investing in the SAI.

TAXATION OF SHAREHOLDER TRANSACTIONS

An exchange of a HighMark Fund's shares for shares of another HighMark Fund will be treated as a sale of the HighMark Fund's shares and, as with all sales and redemptions of HighMark Fund shares, any gain on the transaction will be subject to federal income tax.

TAXES ON FUND DISTRIBUTIONS

o FEDERAL TAXES: The IRS generally treats any dividends and short-term capital gains you receive from the Funds as ordinary income. Distributions of investment income

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      designated by a Fund as derived from "qualified dividend income" will be taxed at the rate applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level.

o STATE AND LOCAL TAXES: In addition to federal taxes, you may have to pay state and local taxes on the dividends or capital gains you receive from a Fund.

o TAXATION OF LONG-TERM CAPITAL GAINS: Distributions of net long-term capital gains you receive from a Fund will be taxed at the long-term federal capital gains rate, regardless of how long you've owned Shares in the Fund. Some states also tax long-term capital gain distributions at a special rate.

o "BUYING A DIVIDEND": You may owe taxes on Fund distributions even if they represent income or capital gains the Fund earned before you invested in it and thus were likely included in the price you paid.

o REINVESTMENT: A Fund's distributions, whether received in cash or reinvested in additional Shares of the Fund, may be subject to federal income tax.

SPECIAL CONSIDERATIONS FOR SHAREHOLDERS OF FUNDS INVESTING IN FOREIGN
SECURITIES: If your Fund invests in foreign securities, the income those securities generate may be subject to foreign withholding taxes, which may decrease their yield. Foreign governments may also impose taxes on other payments or gains your Fund earns on these securities. In general, shareholders in these Funds will not be entitled to claim a credit or deduction for these foreign taxes on their U.S. tax return. (There are some exceptions, however; please consult your tax adviser for more information.) In addition, foreign investments may prompt a Fund to distribute ordinary income more frequently and/or in greater amounts than purely domestic funds, which could increase your tax liability.

THE TAX CONSIDERATIONS DESCRIBED ABOVE MAY OR MAY NOT APPLY TO YOU. SEE THE SAI FOR FURTHER DETAILS. PLEASE CONSULT YOUR TAX ADVISER TO HELP DETERMINE WHETHER THESE CONSIDERATIONS ARE RELEVANT TO YOUR PARTICULAR INVESTMENTS AND TAX SITUATION.

INVESTOR SERVICES

AUTOMATIC INVESTMENT PLAN (AIP): AIP allows you to make regular investments in the HighMark Fund(s) of your choice through automatic deductions from your checking account. The monthly minimum per Fund is $100. AIP is available only to current shareholders who wish to make additional investments to their existing account(s).

To take part in AIP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (a medallion guarantee may be required).

SYSTEMATIC WITHDRAWAL PLAN (SWP): HighMark Funds' Systematic Withdrawal Plan allows you to make regular withdrawals from your account. The minimum monthly withdrawal is $100 per Fund. You can choose to make these withdrawals on a monthly, quarterly, semi-annual or annual basis. You also have the option of receiving your withdrawals by check or by automatic deposit into your bank account. To participate in SWP, you must:

o     Have at least $5,000 in your HighMark Fund account(s).

o     Have your dividends automatically reinvested.

BEFORE YOU SIGN UP FOR SWP, PLEASE NOTE THE FOLLOWING IMPORTANT CONSIDERATIONS:

SWP via check will only run on the 25th of each month. SWP via the ACH can be run on any date. If your automatic withdrawals through SWP exceed the income your Fund(s) normally pay, your withdrawals may, over time, deplete your original investment--or exhaust it entirely if you make large and frequent withdrawals. Fluctuations in the net asset value per Share of your Fund(s) may also deplete your principal.

To take part in SWP, complete the appropriate section on your Account Application form. You may change or cancel the plan at any time by sending a written notice to our Transfer Agent (which may require a medallion guarantee).

Please contact HighMark Funds at 1-800-433-6884 for more information.

MORE ABOUT HIGHMARK FUNDS

INVESTMENT MANAGEMENT

INVESTMENT ADVISER

HighMark Capital Management, Inc. serves as investment adviser of the HighMark Funds and manages their investment portfolios on a day-to-day basis under the supervision of HighMark Funds' Board of Trustees. HighMark Capital Management also serves as the administrator of the HighMark Funds.

HighMark Capital Management is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation. UnionBanCal Corporation is a publicly held corporation which is principally held by The Bank of Tokyo-Mitsubishi, Ltd. (BTM). BTM is in turn a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc. As of September 30, 2005, UnionBanCal Corporation and its subsidiaries had approximately $51.3 billion in consolidated assets. As of the same date, HighMark Capital Management had approximately $20.0 billion in assets under management.

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HighMark Capital Management (and its predecessors) has been providing investment management services to individuals, institutions and large corporations since 1919.

For its advisory services to the Cognitive Value Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of ___% of the Fund's average daily net assets. For its advisory services to the Enhanced Growth Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of ___% of the Fund's average daily net assets. For its advisory services to the International Opportunities Fund, HighMark Capital Management is entitled to receive management fees at an annual rate of ___% of the Fund's average daily net assets. A portion of the management fees is used to pay the Funds' sub-adviser.

A discussion regarding the basis for HighMark Fund's Board of Trustees approving the advisory agreement and sub-advisory agreements with respect to the Funds will be available in HighMark Funds' Annual Report to shareholders for the fiscal year ending July 31, 2006.

SUB-ADVISER

_____ serves as the sub-adviser to each of the Funds. Under an investment sub-advisory agreement between ______ and HighMark Capital Management, ____ makes day-to-day investment decisions for each of the Funds, subject to the supervision of, and policies established by, HighMark Capital Management and the Trustees of HighMark Funds.

_____ is a registered investment adviser under the Investment Company Act of 1940 and is organized as a ______________. As of _____, ____ had approximately ___ in assets under management.

OTHER ARRANGEMENTS

HighMark Funds and HighMark Capital Management have applied for an exemptive order from the Securities and Exchange Commission (the "SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which HighMark Capital Management will, subject to supervision and approval of HighMark Funds' Board of Trustees, be permitted, with respect to HighMark Funds that may have sub-advisers from time to time, to enter into and materially amend sub-advisory agreements with sub-advisers unaffiliated with HighMark Capital Management without such agreements being approved by the shareholders of the applicable Fund. HighMark Funds and HighMark Capital Management will therefore have the right to hire, terminate, or replace sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any sub-adviser with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. HighMark Capital Management will continue to have the ultimate responsibility to oversee each sub-adviser and recommend its hiring, termination and replacement. There can be no guarantee that HighMark Funds and HighMark Capital Management will obtain this order from the SEC.

Shareholders will be notified of any changes in sub-advisers. Shareholders of a Fund have the right to terminate a sub-advisory agreement for a Fund at any time by a vote of the majority of the outstanding voting securities of such Fund.

In addition to the asset based sub-advisory fee, HighMark Capital Management, Inc. has agreed to make certain periodic payments, out of its own resources, to the sub-adviser. The amount of these additional payments will be based on the average daily net assets of the Class M Shares of each Fund held by the sub-adviser's clients. Clients of the sub-adviser pay investment advisory fees to the sub-adviser in connection with the management of the clients' assets, a portion of which may be invested in one or more of the Funds. The sub-adviser has agreed with its clients that the amount of the advisory fee paid by the client (whether directly to the sub-adviser or indirectly through the sub-adviser's management of investment vehicles in which the client invests) will equal a fixed percentage of the value of the client's account with the sub-adviser. As a result, the direct fee that the sub-adviser receives from its clients will be reduced by the amount of the investment advisory fee (i.e., the fee paid to HighMark Capital Management, Inc.) that such clients indirectly incur as shareholders of the Fund. The additional payments by HighMark Capital Management, Inc. are intended to allow the sub-adviser to reduce the amount of advisory fees that its clients directly incur, as it has done historically, so that these clients do not bear investment advisory fees greater than those agreed to between the client and the sub-adviser. These periodic payments, which are solely the obligation of HighMark Capital Management, Inc., are separate from and in addition to the subadvisory fees described above.

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PORTFOLIO MANAGERS

The table below tells you which portfolio managers are responsible for making the day-to-day investment decisions for each Fund. The professional biographies of the portfolio managers follow the table. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

FUND                                               PORTFOLIO MANAGER(S)
--------------------------------------------------------------------------------

HighMark Cognitive Value Fund
HighMark Enhanced Growth Fund
HighMark International Opportunities Fund

                                                          BUSINESS EXPERIENCE
PORTFOLIO MANAGER          LENGTH OF SERVICE WITH FUND    DURING PAST FIVE YEARS
--------------------------------------------------------------------------------

OTHER HIGHMARK FUNDS

In addition to the Funds, HighMark Funds currently offers different classes of shares in eighteen separate investment portfolios. These portfolios are as follows:

           HighMark Balanced Fund,
           HighMark Core Equity Fund,
           HighMark Large Cap Growth Fund,
           HighMark Large Cap Value Fund,
           HighMark Small Cap Growth Fund,
           HighMark Small Cap Value Fund,
           HighMark Value Momentum Fund,
           HighMark Bond Fund,
           HighMark Short Term Bond Fund,
           HighMark California Intermediate Tax-Free Bond Fund, HighMark National Intermediate Tax-Free Bond Fund, HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Diversified Money Market Fund,
           HighMark U.S. Government Money Market Fund,
           HighMark Income Plus Allocation Fund,
           HighMark Growth & Income Allocation Fund, and HighMark Capital Growth Allocation Fund.

Shares of the other investment portfolios, none of which currently offer Class M Shares, are offered in separate prospectuses. For more information, please call 1-800-433-6884.

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HIGHMARK FUNDS
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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations, based on the financial information of its Predecessor Fund. Certain information reflects financial results for a single Fund share. The following tables have been derived from financial information audited by ________, the Predecessor Funds' independent registered public accounting firm. For a more complete picture of a Fund's financial statements, please see its Predecessor Fund's Annual Report as well as the SAI, which is available upon request.

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OTHER INVESTMENT MATTERS

No Fund is a complete investment program. The investment objectives or goals of the Funds and the investment policies of the Funds can be changed without shareholder approval, except for the policies that are identified as "fundamental" in the SAI.

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

FUND NAME                                                           FUND CODE

Cognitive Value Fund                                                1
Enhanced Growth Fund                                                2
International Opportunities Fund                                    3

INSTRUMENT                                                          FUND CODE             RISK TYPE
---------------------------------------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign               1-3                   Market
Shares of a company held by a U.S. bank that issues a receipt                             Political
evidencing ownership. ADRs pay dividends in U.S. dollars.                                 Foreign Investment
---------------------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES: Bills of exchange or time drafts              1-3                   Credit
drawn on and accepted by a commercial bank. They generally                                Liquidity
have maturities of six months or less.                                                    Market
---------------------------------------------------------------------------------------------------------------
BONDS: Interest-bearing or discounted government or corporate       1-3                   Market
securities that obligate the issuer to pay the bondholder                                 Credit
a specified sum of money, usually at specific intervals, and to                           Prepayment/Call
repay the principal amount of the loan at maturity.
---------------------------------------------------------------------------------------------------------------
CALL AND PUT OPTIONS: A call option gives the buyer the right       1-3                   Management
to buy, and obligates the seller of the option to sell, a security                        Liquidity
at a specified price. A put option gives the buyer the right to                           Credit
sell, and obligates the seller of the option to buy, a security                           Market
at a specified price. The Funds may buy call and put options and                          Leverage
will sell only covered call options.
---------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT: Negotiable instruments with a              1-3                   Market
stated maturity.                                                                          Credit
                                                                                          Liquidity
---------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER: Secured and unsecured short-term                  1-3                   Credit
promissory notes issued by corporations and other entities.                               Liquidity
Their maturities generally vary from a few days to nine months.                           Market
---------------------------------------------------------------------------------------------------------------
COMMON STOCK: Shares of ownership of a company.                     1-3                   Market
---------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES: Bonds or preferred stock that convert       1-3                   Market
to common stock.                                                                          Credit
---------------------------------------------------------------------------------------------------------------
DEMAND NOTES: Securities that are subject to puts and               1-3                   Market
standby commitments to purchase the securities at a fixed                                 Liquidity
price (usually with accrued interest) within a fixed period                               Management
of time following demand by a Fund.
---------------------------------------------------------------------------------------------------------------
DERIVATIVES: Instruments whose value is derived from an             1-3                   Management
underlying contract, index or security, or any combination                                Market
thereof, including futures, options (e.g., puts and calls), options                       Credit
on futures, swap agreements, and some mortgage-backed                                     Liquidity
securities.                                                                               Leverage
                                                                                          Prepayment/Call
                                                                                          Hedging
---------------------------------------------------------------------------------------------------------------

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
INSTRUMENT                                                           FUND CODE            RISK TYPE
---------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES: Stocks issued by foreign companies including     1-3                  Market
ADRs and Global Depository Receipts (GDRs), as well as                                    Political
commercial paper of foreign issuers and obligations of foreign                            Foreign Investment
governments, companies, banks, overseas branches of U.S. banks                            Liquidity
or supranational entities.                                                                Emerging Market
                                                                                          Call
---------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                 3                    Management
purchase or sell a specific amount of a currency at a fixed                               Liquidity
future date and price set by the parties involved at the time                             Credit
the contract is negotiated.                                                               Market
                                                                                          Political
                                                                                          Leverage
                                                                                          Foreign Investment
---------------------------------------------------------------------------------------------------------------
FUTURES AND RELATED OPTIONS: A contract providing for the            1-3                  Management
future sale and purchase of a specific amount of a specific                               Market
security, class of securities, or index at a specified time in                            Credit
the future and at a specified price. The aggregate value                                  Liquidity
of options on securities (long puts and calls) will not exceed                            Leverage
10% of a HighMark Equity Fund's net assets at the time it
purchases the options. Each Equity Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets. The HighMark "fixed
income" funds may invest in futures and options on futures for the purpose of achieving their objectives and for adjusting
their portfolio's duration. Each of these Funds will limit its obligations under futures contracts and related options
to no more than 10% of its assets.
---------------------------------------------------------------------------------------------------------------
HIGH-YIELD/HIGH-RISK BONDS: Bonds rated below investment             1-3                  Credit
grade by the primary rating agencies (e.g., BB or lower by                                Market
Standard & Poor's and Ba or lower by Moody's). These securities                           Liquidity
are considered speculative and involve greater risk of loss than investment grade bonds. Also called "lower rated bonds,"
"noninvestment grade bonds" and "junk bonds."
---------------------------------------------------------------------------------------------------------------
ILLIQUID SECURITIES: Securities that ordinarily cannot be sold       1-3                  Liquidity
within seven business days at the value the Fund has estimated                            Market
for them. Each Fund may invest up to 15% of its net assets in illiquid securities.
---------------------------------------------------------------------------------------------------------------
INDEX-BASED SECURITIES: Index-based securities such as               1-3                  Market
Standard & Poor's Depository Receipts ("SPDRs") and
NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent
ownership in a long-term unit investment trust that holds a
portfolio of common stocks designed to track the price
performance and dividend yield of an index, such as the S&P
500 Index or the NASDAQ-100 Index. Index- based securities
entitle a holder to receive proportionate quarterly cash
distributions corresponding to the dividends that accrue to
the index stocks in the underlying portfolio, less trust
expenses.
---------------------------------------------------------------------------------------------------------------

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
INSTRUMENT                                                           FUND CODE            RISK TYPE
---------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY SECURITIES: Shares of registered                  1-3                  Market
investment companies. These may include HighMark "money
market" funds and other registered investment companies for
which HighMark, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. A Fund may
not, however, own more than 3% of the securities of any one
registered investment company or invest more than 10% of its assets in the Shares of other registered investment
companies. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that
investment company, which are in addition to the management
fees the Fund pays its own adviser.
---------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE SECURITIES: Securities rated BBB or higher          1-3                  Market
by Standard & Poor's; Baa or better by Moody's; similarly                                 Credit
rated by other nationally recognized rating organizations; or,                            Prepayment/Call
if not rated, determined to be of comparably high quality by the Adviser.
---------------------------------------------------------------------------------------------------------------
MONEY MARKET INSTRUMENTS: Investment-grade, U.S. dollar-             1-3                  Market
denominated debt securities with remaining maturities of one                              Credit
year or less. These may include short-term U.S. government
obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers'
acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.
---------------------------------------------------------------------------------------------------------------
OBLIGATIONS OF SUPRANATIONAL AGENCIES: Securities issued             1-3                  Credit
by supranational agencies that are chartered to promote                                   Foreign Investment
economic development and are supported by various                                         Prepayment/Call
governments and government agencies.
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS: Equity securities that generally pay dividends     1-3                  Market
at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation.
Preferred stock generally does not carry voting rights.
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS: The purchase of a security and                1-3                  Market
the simultaneous commitment to return the security to the                                 Leverage
seller at an agreed upon price on an agreed upon date.
This is treated as a loan.
---------------------------------------------------------------------------------------------------------------
REVERSE REPURCHASE AGREEMENTS: The sale of a security                1-3                  Market
and the simultaneous commitment to buy the security back                                  Leverage
at an agreed upon price on an agreed upon date. This is
treated as a borrowing by a Fund.
---------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES: Securities not registered under the           1-3                  Liquidity
Securities Act of 1933, such as privately placed commercial                               Market
paper and Rule 144A securities.
---------------------------------------------------------------------------------------------------------------
SECURITIES LENDING: The lending of up to 33 1/3% of the              1-3                  Market
Fund's total assets. In return the Fund will receive cash, other                          Leverage
securities and/or letters of credit.                                                      Liquidity
                                                                                          Credit
---------------------------------------------------------------------------------------------------------------

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
INSTRUMENT                                                           FUND CODE            RISK TYPE
---------------------------------------------------------------------------------------------------------------
SWAP AGREEMENTS: A transaction where one security or                 1-3                  Management
characteristic of a security is swapped for another. An example                           Market
is when one party trades newly issued stock for existing bonds                            Credit
with another party.                                                                       Liquidity
                                                                                          Leverage
---------------------------------------------------------------------------------------------------------------
TIME DEPOSITS: Non-negotiable receipts issued by a bank in           1-3                  Liquidity
exchange for a deposit of money.                                                          Credit
                                                                                          Market
---------------------------------------------------------------------------------------------------------------
TREASURY RECEIPTS: Treasury receipts, Treasury investment            1-3                  Market
growth receipts, and certificates of accrual of Treasury securities.
---------------------------------------------------------------------------------------------------------------
UNIT INVESTMENT TRUSTS: A type of investment vehicle,                1-3                  Market
registered with the SEC under the Investment Company
Act of 1940, that purchases a fixed portfolio of income-
producing securities, such as corporate, municipal, or
government bonds, mortgage-backed securities, or
preferred stock. Unit holders receive an undivided interest
in both the principal and the income portion of the
portfolio in proportion to the amount of capital they
invest. The portfolio of securities remains fixed until all
the securities mature and unit holders have recovered
their principal.
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by              1-3                  Market
agencies and instrumentalities of the U.S. government. These                              Credit
include Ginnie Mae, Fannie Mae, and Freddie Mac.                                          Call
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately traded    1-3                  Market
registered interest and principal securities, and coupons under bank entry safekeeping.
---------------------------------------------------------------------------------------------------------------
VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with             1-3                  Credit
interest rates that are reset daily, weekly, quarterly or on                              Liquidity
some other schedule. Such instruments may be payable to                                   Market
a Fund on demand.
---------------------------------------------------------------------------------------------------------------
WARRANTS: Securities that give the holder the right to buy a         1-3                  Market
proportionate amount of common stock at a specified price.                                Credit
Warrants are typically issued with preferred stock and bonds.
---------------------------------------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: A                    1-3                  Market
purchase of, or contract to purchase, securities at a fixed                               Leverage
price for delivery at a future date. The portfolio managers                               Liquidity
of each Fund expect that commitments to enter into forward                                Credit
commitments or purchase when-issued securities will not
exceed 25% of the Fund's total assets.
---------------------------------------------------------------------------------------------------------------
ZERO-COUPON DEBT OBLIGATIONS: Bonds and other types of               1-3                  Credit
debt that pay no interest, but are issued at a discount from                              Market
their value at maturity. When held to maturity, their entire                              Zero Coupon
return equals the difference between their issue price and
their maturity value.
---------------------------------------------------------------------------------------------------------------

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OTHER RISKS

Fiduciary shares of the Funds (collectively the "Underlying Funds") are offered to HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund and HighMark Capital Growth Allocation Fund (collectively the "Asset Allocation Portfolios"). The Asset Allocation Portfolios, individually or collectively, may own significant amounts of shares of each Underlying Fund from time to time. The Asset Allocation Portfolios typically use asset allocation strategies pursuant to which they frequently may increase or decrease the amount of shares of any of the Underlying Funds they own, which could occur daily in volatile market conditions. Depending on a number of factors, including the cash flows into and out of an Underlying Fund as a result of the activity of other investors, an Underlying Fund's asset levels and an Underlying Fund's then-current liquidity, purchases and sales by an Asset Allocation Portfolio could require the Underlying Funds to purchase or sell portfolio securities, increasing the Underlying Funds' transaction costs and possibly reducing the Underlying Funds' performance.

The Funds are subject to volatility of asset size risk, which is the risk that, since substantially all of a Fund's shareholders are expected to be clients of the sub-adviser, the total assets of the Fund may fluctuate significantly whenever the sub-adviser increases or decreases its clients' allocation to the Fund.

GLOSSARY OF INVESTMENT RISKS

This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What Are the Main Risks of Investing in This Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

EMERGING MARKET RISK. To the extent that a Fund does invest in emerging markets to enhance overall returns, it may face higher political, foreign investment, and market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight. See also FOREIGN INVESTMENT RISK below.

FOREIGN INVESTMENT RISK. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar-denominated debt, thereby increasing the credit risk of such debt. Finally, the value of foreign securities may be seriously harmed by incomplete or inaccurate financial information about their issuers, smaller and less liquid securities markets, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

HEDGING. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a fund's hedging transactions will be effective.

INDUSTRY/SECTOR RISK: The risk involved with excessive exposure to any one industry or sector. A Fund may have a heavy weighting in one or more industries or sectors, such as the technology sector or industries or sectors with low price-to-book and price-to-earnings ratios.

INVESTMENT STYLE RISK. The risk that the particular type of investment on which a fund focuses (such as small-cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a fund that focuses on that market segment to underperform those that favor other kinds of securities.

LEVERAGE RISK. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often created by investing in derivatives, but it may be inherent in other types of securities as well.

LIQUIDITY RISK. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. Any or all of these limitations could hamper the management or performance of a fund.

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MANAGEMENT RISK. The risk that a strategy used by a fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

MARKET RISK. The risk that a security's market value may decline, especially if it occurs rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

NEW PUBLIC COMPANY RISK: The risks associated with investing in new public companies. These risks include small size, limited financial resources and operating history, dependence on a limited number of products and markets, and lack of management depth.

NON-DIVERSIFICATION RISK: The risk that, as a "nondiversified" fund under the Investment Company Act of 1940, a Fund may hold more concentrated positions in individual issuers than diversified mutual funds, and thereby have greater exposure to risks associated with an individual issuer.

POLITICAL RISK. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT & CALL RISK. The risk that an issuer will repay a security's principal at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

SMALL-COMPANY STOCK RISK. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

ZERO COUPON RISK. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------
                                                                              27


--------------------------------------------------------------------------------

NOTES

----------
PROSPECTUS
----------
28


HIGHMARK FUNDS
--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HIGHMARK FUNDS SERVICE PROVIDERS:

INVESTMENT ADVISER & ADMINISTRATOR

HIGHMARK CAPITAL MANAGEMENT, INC.
350 California Street
San Francisco, CA 94104

SUB-ADVISER

CUSTODIAN

UNION BANK OF CALIFORNIA, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR

SEI INVESTMENTS DISTRIBUTION CO.
1 Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL
ROPES & GRAY LLP

One Embarcadero Center, Suite 2200
San Francisco, CA 94111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TRANSFER AGENT

STATE STREET BANK & TRUST COMPANY
PO Box 8416
Boston, MA 02266

HOW TO OBTAIN MORE INFORMATION:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

More detailed information about the HighMark Funds is included in our SAI. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

To obtain the SAI free of charge, or for more information:

BY TELEPHONE: call 1-800-433-6884

BY MAIL:  write to us at
          SEI Investments Distribution Co.
          1 Freedom Valley
          Drive Oaks, PA 19456

BY INTERNET: www.highmarkfunds.com

FROM THE SEC: You can also obtain the SAI and other information about the HighMark Funds from the SEC Website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102.

[MOUNTAIN RANGE GRAPHIC OMITTED]

[HIGHMARK FUNDS(R) LOGO OMITTED]

445 South Figueroa Street  o  Suite 306  o  Los Angeles  o  California  o  90071

www.highmarkfunds.com
                                                                 HMK-PS-015-0200
                                                                   84823-A-12/05

                                 HIGHMARK FUNDS


                          HIGHMARK COGNITIVE VALUE FUND
                          HIGHMARK ENHANCED GROWTH FUND
                    HIGHMARK INTERNATIONAL OPPORTUNITIES FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                             ________________, 2006

      This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of HighMark Cognitive Value Fund, HighMark Enhanced Growth Fund and HighMark International Opportunities Fund dated ____________, 2006 (collectively, the "Prospectuses") and any of their supplements. This Statement of Additional Information is incorporated in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing HighMark Funds' distributor, SEI Investments Distribution Co. (the "Distributor"), at 1 Freedom Valley Drive, Oaks, Pennsylvania, 19456, or by telephoning toll free 1-800-433-6884. Capitalized terms used but not defined in this Statement of Additional Information have the same meanings as set forth in the Prospectuses.

                                TABLE OF CONTENTS

HIGHMARK FUNDS....................................................................................................1
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS...................................................................1
     Equity Securities............................................................................................1
     Initial Public Offerings.....................................................................................2
     Debt Securities..............................................................................................2
     Convertible Securities.......................................................................................2
     Bank Instruments.............................................................................................3
     Commercial Paper ............................................................................................4
     Lending of Portfolio Securities..............................................................................4
     Repurchase Agreements........................................................................................4
     Reverse Repurchase Agreements................................................................................5
     U.S. Government Obligations..................................................................................5
     Mortgage-Related Securities..................................................................................6
     Adjustable Rate Notes........................................................................................7
     Shares of Mutual Funds.......................................................................................8
     When-Issued Securities and Forward Commitments...............................................................8
     Options (Puts and Calls) on Securities.......................................................................9
     Covered Call Writing. .......................................................................................9
     Purchasing Call Options. ...................................................................................10
     Purchasing Put Options. ....................................................................................18
     Options in Stock Indices. ..................................................................................19
     Risk Factors in Options Transactions. ......................................................................12
     Futures Contracts and Related Options. .....................................................................12
     Options on Securities' Futures Contracts. ..................................................................14
     Risk of Transactions in Securities' Futures Contracts and Related Options. .................................15
     Index Futures Contracts. ...................................................................................15
     Options on Index Futures Contracts. ........................................................................16
     General Characteristics of Currency Futures Contracts. .....................................................17
     Foreign Investment. ........................................................................................17
     Foreign Currency Transactions. .............................................................................18
     Transaction Hedging. .......................................................................................18
     Position Hedging. ..........................................................................................18
     Currency Forward Contracts. ................................................................................19
     Index-Based Investments. ...................................................................................20
     Small Cap/Special Equity Situation Securities. .............................................................21
     High Yield Securities. .....................................................................................21
     Money Market Instruments. ..................................................................................22
     Treasury Receipts. .........................................................................................22
     Illiquid Securities. .......................................................................................37
     Restricted Securities. .....................................................................................24
 INVESTMENT RESTRICTIONS.........................................................................................24
     1940 Act Restrictions.......................................................................................25
     Additional Non-Fundamental Policies.........................................................................26
     Voting Information..........................................................................................26

                                                                                                                PAGE
                                                                                                                ----
PORTFOLIO TURNOVER...............................................................................................26
DISCLOSURE OF PORTFOLIO HOLDINGS.................................................................................27
VALUATION........................................................................................................28
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................................................................29
      Purchases Through Financial Institutions...................................................................30
      Sales Charges..............................................................................................31
      Sales Charge Reduction and Waivers.........................................................................31
      Additional Federal Tax Information.........................................................................33
MANAGEMENT OF HIGHMARK FUNDS.....................................................................................39
      Trustees and Officers......................................................................................39
      Codes of Ethics............................................................................................47
      Investment Adviser.........................................................................................47
      Sub-Adviser................................................................................................48
      Portfolio Managers.........................................................................................48
      Portfolio Transactions.....................................................................................52
      Administrator and Sub-Administrator........................................................................53
      Glass Steagall Act.........................................................................................55
      Shareholder Services Plans.................................................................................56
      Expenses...................................................................................................57
      Distributor................................................................................................57
      Transfer Agent and Custodian Services......................................................................59
      Independent Registered Public Accounting Firm..............................................................60
      Legal Counsel..............................................................................................60
ADDITIONAL INFORMATION...........................................................................................60
      Proxy Voting Policies and Procedures.......................................................................60
      Description of Shares......................................................................................61
      Shareholder and Trustee Liability..........................................................................62
      Share Ownership............................................................................................63
      Miscellaneous..............................................................................................63
APPENDIX A.......................................................................................................65
APPENDIX B.......................................................................................................70

                       STATEMENT OF ADDITIONAL INFORMATION

                                 HIGHMARK FUNDS


                          HIGHMARK COGNITIVE VALUE FUND
                          HIGHMARK ENHANCED GROWTH FUND
                    HIGHMARK INTERNATIONAL OPPORTUNITIES FUND

      HighMark Funds is a diversified, open-end management investment company. HighMark Funds was organized as a Massachusetts business trust on March 10, 1987 and presently consists of twenty two of units of beneficial interest, three of which are covered by this Statement of Additional Information, and which represent interests in one of the following portfolios:

      HighMark Cognitive Value Fund,
      HighMark Enhanced Growth Fund, and
      HighMark International Opportunities Fund (each a "Fund" and collectively the "Funds").

      As of the date of this Statement of Additional Information, none of the Funds have commenced investment operations.

      As described in the Prospectuses, the Funds have been divided into four classes of shares (designated Class A and Class C Shares (collectively "Retail Shares"), Class M Shares and Fiduciary Shares) for purposes of HighMark Funds' Distribution Plans and Shareholder Services Plans. The Distribution Plans apply only to the Funds' Class A and Class C Shares. The Shareholder Services Plans apply only the Funds' Class A and Fiduciary Shares. Retail Shares, Class M Shares and Fiduciary Shares are sometimes referred to collectively as "Shares." Holders of Shares are sometimes referred to in this Statement of Additional Information collectively as "shareholders".

      Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in Shares of a Fund should be made without first reading that Fund's Prospectus for such Shares.


                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS


      The following investment strategies supplement the investment objectives and policies of each Fund as set forth in the respective Prospectus for that Fund.

      1. EQUITY SECURITIES. Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Equity securities have historically outperformed most other securities, although their prices can be volatile in the short term. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors. To the extent a Fund invests in equity securities, that Fund's Shares will fluctuate in value, and thus equity securities may be more suitable for long-term investors who can bear the risk of short-term fluctuations. Changes in interest rates may also affect the value of equity securities in market sectors that are considered interest rate sensitive, such as the finance sector.

      2. INITIAL PUBLIC OFFERINGS. The Funds may invest in initial public offerings ("IPOs"), including secondary offerings of newly public companies. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned public companies. Many IPOs are smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. For foreign IPOs, the risks may be more significant when combined with the risks of investing in developed and emerging markets.

      3. DEBT SECURITIES. The Funds may invest in debt securities within the four highest rating categories assigned by a nationally recognized statistical rating organization ("NRSRO") and comparable unrated securities. Securities rated BBB by S&P or Baa by Moody's are considered investment grade, but are deemed by these rating services to have some speculative characteristics, and adverse economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. Should subsequent events cause the rating of a debt security purchased by a Fund to fall below the fourth highest rating category, _____________ (the "Sub-Adviser") will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would a Fund be required to liquidate any such portfolio security where the Fund would suffer a loss on the sale of such security.

      Depending upon prevailing market conditions, a Fund may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Sub-Adviser will consider many factors other than current yield, including the preservation of capital, the potential for realizing capital appreciation, maturity, and yield to maturity.

      From time to time, the equity and debt markets may fluctuate independently of one another. In other words, a decline in equity markets may in certain instances be offset by a rise in debt markets, or vice versa.

      4. CONVERTIBLE SECURITIES. Consistent with its objective, policies and restrictions, each of the Funds may invest in convertible securities. Convertible securities include corporate bonds, notes or preferred stocks that can be converted into common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Convertible Bonds are bonds convertible into a set number of shares of another form of security (usually common stock) at a prestated price. Convertible bonds have characteristics similar to both fixed-income and equity securities. Preferred stock is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Convertible preferred stock is preferred stock exchangeable for a given number of common stock shares, and has characteristics similar to both fixed-income and equity securities.

      Because convertible securities can be converted into common stock, their values will normally vary in some proportion with those of the underlying common stock. Convertible securities usually provide a higher yield than the underlying common stock, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying common stock. The value of convertible securities that pay dividends or interest, like the value of all fixed-income securities, generally fluctuates inversely with changes in interest rates.

      Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities for which they are exercisable, but only the right to buy such securities at a particular price.


      The Funds will not purchase any convertible debt security or convertible preferred stock unless it has been rated as investment grade at the time of acquisition by an NRSRO or is not rated but is determined to be of comparable quality by the Sub-Adviser.

      5. BANK INSTRUMENTS. Each Fund may invest in bankers' acceptances, certificates of deposit, and time deposits.


      Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

      Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

      Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETDs"), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTDs"), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.


      Domestic certificates of deposit and bankers' acceptances include those issued by domestic branches of foreign banks to the extent permitted by the rules and regulations of the Securities and Exchange Commission (the "SEC") staff. These rules and regulations currently permit U.S. branches of foreign banks to be considered domestic banks if it can be demonstrated that they are subject to the same regulation as U.S. banks.

      6. COMMERCIAL PAPER. Each Fund may invest in commercial paper (including
Section 4(2) commercial paper). Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

      7. LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend its portfolio securities to broker-dealers, banks or other institutions. During the time portfolio securities are on loan from a Fund, the borrower will pay the Fund any dividends or interest paid on the securities. In addition, loans will be subject to termination by the Fund or the borrower at any time. While the lending of securities may subject a Fund to certain risks, such as delays or an inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, a Fund will receive at least 100% collateral in the form of cash or U.S. Government securities. This collateral will be valued daily by the lending agent, with oversight by the Adviser, and, should the market value of the loaned securities increase, the borrower will be required to furnish additional collateral to the Fund. A Fund may lend portfolio securities in an amount representing up to 33 1/3% of the value of the Fund's total assets.

      8. REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund will deal with financial institutions such as member banks of the Federal Deposit Insurance Corporation having, at the time of investment, total assets of $100 million or more and with registered broker-dealers that the Sub-Adviser deems creditworthy under guidelines approved by HighMark Funds' Board of Trustees. Under a repurchase agreement, the seller agrees to repurchase the securities at a mutually agreed-upon date and price, and the repurchase price will generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than 100% of the repurchase price (including accrued interest) and the Custodian, with oversight by the Sub-Adviser, will monitor the collateral's value daily and initiate calls to request that collateral be restored to appropriate levels. In addition, securities subject to repurchase agreements will be held in a segregated custodial account.

      If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that either the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement or the Fund's disposition of the underlying securities was delayed pending court action. Additionally, although there is no controlling legal precedent confirming that a Fund would be entitled, as against a claim by the seller or its receiver or trustee in bankruptcy, to retain the underlying securities, HighMark Funds' Board of Trustees believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Fund if presented with the question. Securities subject to repurchase agreements will be held by HighMark Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

      9. REVERSE REPURCHASE AGREEMENTS. Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective, fundamental investment restrictions and non-fundamental policies. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

      10. U.S. GOVERNMENT OBLIGATIONS. Each Fund may, consistent with its investment objective, policies, and restrictions, invest in obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

      U.S. Government Securities generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from otherwise comparable corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will in many cases not affect interest income on existing portfolio securities, but will be reflected in the applicable Fund's net asset value. Because the magnitude of these fluctuations will generally be greater at times when a Fund's average maturity is longer, under certain market conditions the Fund may invest in short-term investments yielding lower current income rather than investing in higher yielding longer-term securities.

      For information concerning mortgage-related securities issued by certain agencies or instrumentalities of the U.S. Government, see "Mortgage-Related Securities" below.

      11. MORTGAGE-RELATED SECURITIES. Each Fund may invest in mortgage-related securities issued by the Government National Mortgage Association ("GNMA") representing GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") and in mortgage-related securities issued or guaranteed by the U.S. Government, its agencies, or its instrumentalities or, those issued by nongovernmental entities.

      Mortgage-related securities represent interests in pools of mortgage loans assembled for sale to investors. Mortgage-related securities may be assembled and sold by certain governmental agencies and may also be assembled and sold by nongovernmental entities such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true because in periods of declining interest rates the mortgages underlying the security are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return a Fund will receive when these amounts are reinvested. As a consequence, mortgage-related securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity, may have less potential for capital appreciation and may be considered riskier investments as a result.

      Adjustable rate mortgage securities ("ARMS") are pass-through certificates representing ownership interests in a pool of adjustable rate mortgages and the resulting cash flow from those mortgages. Unlike conventional debt securities, which provide for periodic (usually semi-annual) payments of interest and payments of principal at maturity or on specified call dates, ARMs provide for monthly payments based on a pro rata share of both periodic interest and principal payments and prepayments of principal on the underlying mortgage pool (less GNMA's, FNMA's, or FHLMC's fees and any applicable loan servicing fees).

      There are a number of important differences both among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities themselves. As noted above, Ginnie Maes are issued by GNMA, which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes are guaranteed as to the timely payment of principal and interest by GNMA and GNMA's guarantee is backed by the full faith and credit of the U.S. Treasury. In addition, Ginnie Maes are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under GNMA's guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes"), which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the U.S. Treasury. The FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan Banks. Freddie Macs are not guaranteed by the U.S. Treasury or by any Federal Home Loan Banks and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      12. ADJUSTABLE RATE NOTES. Consistent with its investment objective, policies, and restrictions, each Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A variable rate note is one whose terms provide for the readjustment of its interest rate on set dates and that, upon such readjustment, can reasonably be expected to have a market value that approximates its amortized cost; the degree to which a variable rate note's market value approximates its amortized cost subsequent to readjustment will depend on the frequency of the readjustment of the note's interest rate and the length of time that must elapse before the next readjustment. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's non-fundamental 15% limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

      As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on not more than thirty days' notice or at specified intervals, not exceeding 397 days and upon not more than thirty days' notice.


      13. SHARES OF MUTUAL FUNDS. Each Fund may invest in the securities of other investment companies (including exchange traded funds) to the extent permitted by the 1940 Act or pursuant to an exemption therefrom. Currently, the 1940 Act permits a Fund to invest up to 5% of its total assets in the shares of any one investment company, but it may not own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other investment companies. In accordance with an exemptive order issued to HighMark Funds by the SEC, such other registered investment companies securities may include shares of a money market fund of HighMark Funds, and may include registered investment companies for which HighMark Capital Management, Inc. (the "Adviser") or the Sub- Adviser, or an affiliate of the Adviser or the Sub-Adviser, serves as investment adviser, administrator or distributor or provides other services. Because other investment companies employ an investment adviser, such investment by a Fund may cause shareholders of the Fund to bear duplicative fees. The Adviser will waive its advisory fees attributable to the assets of the investing Fund invested in a money market fund of HighMark Funds. Additional restrictions on the Fund's investments in the securities of a money market mutual fund are set forth under "Investment Restrictions" below.

      Investments in certain exchange traded funds ("ETFs") are not subject to certain provisions of the 1940 Act described above. For example, pursuant to an SEC exemptive order, the Funds may invest without such limitations in iShares Funds. These investments are subject to the terms and conditions of the exemptive order and a participation agreement between the Funds and iShares Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts ("UITs"). ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

      14. WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS. Each Fund may enter into forward commitments or purchase securities on a "when-issued" basis, which means that the securities will be purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will generally not pay for such securities and no interest accrues on the securities until they are received by the Fund. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

      When a Fund agrees to purchase securities on a "when-issued" basis or enter into forward commitments, HighMark Funds' custodian will be instructed to set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. The Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment.

      The Funds expect that commitments to enter into forward commitments or purchase "when-issued" securities will not exceed 25% of the value of their respective total assets under normal market conditions; in the event any Fund exceeded this 25% threshold, the Fund's liquidity and the Sub-Adviser's ability to manage it might be adversely affected. In addition, the Funds do not intend to purchase "when-issued" securities or enter into forward commitments for speculative or leveraging purposes but only in furtherance of such Fund's investment objective.

      15. OPTIONS (PUTS AND CALLS) ON SECURITIES. Each Fund may buy options (puts and calls), and write call options on a covered basis. Under a call option, the purchaser of the option has the right to purchase, and the writer (the Fund) the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to purchase, the underlying security at the exercise price during the option period.

      There are risks associated with such investments, including the following:
(1) the success of a hedging strategy may depend on the ability of the Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of securities held by a Fund and the price of options; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

      16. COVERED CALL WRITING. Each Fund may write covered call options from time to time on such portion of its assets, without limit, as the Sub-Adviser determines is appropriate in seeking to obtain its investment objective. A Fund will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the value of the security rises, the Fund may not fully participate in the market appreciation.

      During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, which requires the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.


      Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction, depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

      If a call option expires unexercised, the Fund will realize a short term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

      The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

      The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period or will own the right to acquire the underlying security at a price equal to or below the option's strike price. Unless a closing purchase transaction is effected the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.


      17. PURCHASING CALL OPTIONS. Each Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. The Funds may sell, exercise or close out positions as the Adviser or Sub-Adviser deems appropriate.

      18. PURCHASING PUT OPTIONS. Each Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

      19. OPTIONS IN STOCK INDICES. Each Fund may engage in options on stock indices. A stock index assigns relative values to the common stock included in the index with the index fluctuating with changes in the market values of the underlying common stock.

      Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return of the premium received, to make delivery of this amount. Gain or loss to a Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities. As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.


      A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange, American Stock Exchange and London Stock Exchange.


      A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

      A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

      A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

      20. RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options strategies depends on the ability of the Sub-Adviser to forecast interest rate and market movements correctly.

      When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

      The effective use of options also depends on a Fund's ability to terminate option positions at times when the Sub-Adviser deems it desirable to do so. Although a Fund will take an option position only if the Sub-Adviser believes there is liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

      If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

      Disruptions in the markets for securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets, such as the London Options Clearing House, may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

      21. FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund may invest in futures and related options based on any type of security or index traded on U.S. or foreign exchanges, or over the counter as long as the underlying security or the securities represented by the future or index are permitted investments of the Fund. Futures and options can be combined with each other in order to adjust the risk and return parameters of a Fund. Each Fund may enter into futures contracts, typically related to capital market indices or specific financial securities.

      A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. Purchasing a futures contract creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. In certain cases, financial futures are settled in cash and therefore do not settle in delivery of the actual underlying commodity. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on the commodity exchange or boards of trade, known as "contract markets," approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures traded on non-U.S. exchanges are governed by similar local agencies and approved for use by the CFTC for U.S. investors.

      Although futures contracts call for actual delivery or acceptance of a commodity or security, financial contracts are usually settled in cash or closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

      Settlement of a futures contract does not require exchange of funds based on a price paid or received upon purchase or sale, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities or other acceptable securities as specified by the specific futures contract. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

      Subsequent payments, called "variation margin," are made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Gains and losses on futures contracts are therefore recognized on a daily basis.


      A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate an exposure or hedge position held by the Fund. Such closing transactions involve additional commission costs.

      In addition, to the extent consistent with their investment objectives and policies, the Funds may invest in currency futures contracts. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Futures contracts are designed by and traded on exchanges. A Fund would enter into futures contracts solely for hedging or other appropriate risk management purposes as defined in the controlling regulations.


      At the maturity of a futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

      Positions in the futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin, as described below.

      The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Funds' securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund's investment strategy.

      When the Sub-Adviser believes that the currency of a particular country may suffer a significant decline against another currency, a Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions.

      22. OPTIONS ON SECURITIES' FUTURES CONTRACTS. Each Fund will enter into written options on securities' futures contracts only when in compliance with the SEC's requirements, cash or equivalents equal in value to the securities' value (less any applicable margin deposits) have been deposited in a segregated account of the Fund's custodian. A Fund may purchase and write call and put options on the futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


      As with options on securities, the holder or writer of an option may terminate his or her position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

      A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

      Aggregate initial margin deposits for futures contracts (including futures contracts on securities, indices and currency) and premiums paid for related options may not exceed 5% of a Fund's total assets.

      23. RISK OF TRANSACTIONS IN SECURITIES' FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of securities' futures contracts by a Fund is subject to the ability of the Sub-Adviser to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

      Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the price of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.


      There is no assurance that higher than anticipated trading activity or other unforeseen events will not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.


      To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      24. INDEX FUTURES CONTRACTS. Each Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective, and may purchase and sell options on such index futures contracts. A Fund will not enter into any index futures contract for the purpose of speculation, and will only enter into contracts traded on securities exchanges with standardized maturity dates.


      An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contracts and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract. No price is paid upon entering into index futures contracts. When a Fund purchases or sells an index futures contract, it is required to make an initial margin deposit in the name of the futures broker and to make variation margin deposits as the value of the contract fluctuates, similar to the deposits made with respect to futures contracts on securities. Positions in index futures contracts may be closed only on an exchange or board of trade providing a secondary market for such index futures contracts. The value of the contract usually will vary in direct proportion to the total face value.

      A Fund's ability to effectively utilize index futures contracts depends on several factors. First, it is possible that there will not be a perfect price correlation between the index futures contracts and their underlying index. Second, it is possible that a lack of liquidity for index futures contracts could exist in the secondary market, resulting in the Fund's inability to close a futures position prior to its maturity date. Third, the purchase of an index futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. In order to avoid leveraging and related risks, when a Fund purchases an index futures contract, it will collateralize its position by depositing an amount of cash or cash equivalents, equal to the market value of the index futures positions held, less margin deposits, in a segregated account with the Fund's custodian. Collateral equal to the current market value of the index futures position will be maintained only on a daily basis.

      The extent to which each Fund may enter into transactions involving index futures contracts may be limited by the Code's requirements for qualification as a regulated investment company and the Fund's intention to qualify as such.

      25. OPTIONS ON INDEX FUTURES CONTRACTS. Options on index futures contracts are similar to options on securities except that options on index futures contracts gives the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium.

      26. GENERAL CHARACTERISTICS OF CURRENCY FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions.

     Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

      Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

      When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

      27. FOREIGN INVESTMENT. The Funds may invest in obligations of securities of foreign issuers. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in American Depositary Receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian Development Bank. Any investments in these securities will be in accordance with a Fund's investment objective and policies, and are subject to special risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. To the extent that a Fund may invest in securities of foreign issuers that are not traded on any exchange, there is a further risk that these securities may not be readily marketable. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


      28. FOREIGN CURRENCY TRANSACTIONS. The Funds may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. Each Fund may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging"). Each Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase or sell foreign currency futures contracts ("futures contracts"). Each Fund may also purchase domestic and foreign exchange-listed and over-the-counter call and put options on foreign currencies and futures contracts. Hedging transactions involve costs and may result in losses, and a Fund's ability to engage in hedging and related options transactions may be limited by tax considerations.

      29. TRANSACTION HEDGING. When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund, generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

      For transaction hedging purposes each Fund may also purchase exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

      30. POSITION HEDGING. When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Sub-Adviser expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, a Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis.


      The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.


      It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

      Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

      At the discretion of the Sub-Adviser, the Funds may employ the currency hedging strategy known as "cross-hedging" by using forward currency contracts, currency options or a combination of both. When engaging in cross-hedging, a Fund seeks to protect against a decline in the value of a foreign currency in which certain of its portfolio securities are denominated by selling that currency forward into a different currency for the purpose of diversifying the Fund's total currency exposure or gaining exposure to a foreign currency that is expected to outperform.

      31. CURRENCY FORWARD CONTRACTS. The Funds may invest in currency forward contracts. A currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward contracts are trades in the interbank markets conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.


      Forward contracts differ from futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

      At the maturity of a forward contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.


      The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency contracts to protect against uncertainty in the level of future exchange rates between particular currencies or between foreign currencies in which the Funds' securities are or may be denominated. Under normal circumstances, consideration of the prospect for changes in currency exchange rates will be incorporated into a Fund's investment strategies. However, the Sub-Adviser believes that it is important to have the flexibility to enter into forward currency contracts when it determines that the best interests of a Fund will be served.

      When the Sub-Adviser believes that the currency of a particular country may suffer a significant decline against another currency, a Fund may enter into a currency contract to sell, for the appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. A Fund may realize a gain or loss from currency transactions.

      32. INDEX-BASED INVESTMENTS. Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), are interests in a UIT that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.


      A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

      Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

      The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in

Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.


      33. SMALL CAP/SPECIAL EQUITY SITUATION SECURITIES. The Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the Russell 2000 Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

      34. HIGH YIELD SECURITIES. The Funds may invest in lower rated securities. Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

      Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, HighMark Funds may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating a Fund's net asset value.

      Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

      A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the interest of its shareholders.

      35. MONEY MARKET INSTRUMENTS. Each Fund may invest in money market instruments which are short-term, debt instruments or deposits and may include, for example, (i) commercial paper rated within the highest rating category by a NRSRO at the time of investment, or, if not rated, determined by the Adviser or Sub-Adviser to be of comparable quality; (ii) obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, savings and loans, U.S. commercial banks (including foreign branches of such banks), and U.S. and foreign branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations rated within the three highest rating categories by a NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser or Sub-Adviser to be of comparable quality; (iv) general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); (v) receipts, including TRs, TIGRs and CATS (as defined below); (vi) repurchase agreements involving such obligations; (vii) money market funds and (viii) foreign commercial paper. Certain of the obligations in which a Fund may invest may be variable or floating rate instruments, may involve conditional or unconditional demand features.

      Appendix A to this Statement of Additional Information identifies each NRSRO that may be utilized by the Adviser or Sub-Adviser with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by a NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

      36. TREASURY RECEIPTS. Each Fund may invest in Treasury receipts. Treasury receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing Treasury notes and Treasury bonds into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates of such receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TR's"), "Treasury Investment Growth Receipts" ("TIGR's"), and "Certificates of Accrual on Treasury Securities"

("CATS"). TR's, TIGR's and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accrued over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest-paying securities.


      37. ILLIQUID SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) prohibiting the Fund from investing more than 15% of its total assets in "illiquid" securities, which include securities with legal or contractual restrictions on resale or for which no readily available market exists but exclude such securities if resalable pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"). Pursuant to this policy, the Funds may purchase Rule 144A Securities only in accordance with liquidity guidelines established by the Board of Trustees of HighMark Funds and only if the investment would be permitted under applicable state securities laws.

      HighMark Growth Fund may invest up to 5% of its assets in the convertible preferred stock, convertible debt, common stock, preferred stock, and warrants of privately held companies. These companies may present greater opportunity for growth, but there are significant risks associated with these investments. Many privately held companies are smaller firms with less experienced management, limited product lines, undeveloped markets and limited financial resources. They may also be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.

      In addition, the risks associated with investing in companies in the early stages of product development are greater than those associated with more established companies because the concepts involved are generally unproven, the companies have little or no track record, and they are more vulnerable to competition, technological advances and changes in market and economic conditions. Since privately held companies do not file periodic reports with the SEC, there is less publicly available information about them than about other companies.

      HighMark Growth Fund will likely invest in privately held companies that have already received funding from other sources. There may be significant competition for these types of investments, and the economic terms that HighMark Growth Fund obtains from these companies may be less favorable than if HighMark Growth Fund had invested earlier. Moreover, HighMark Growth Fund's ability to realize value from an investment in a privately held company is dependent upon the successful completion of the company's IPO or the sale of the company to another company, which may not occur, if at all, for a period of several years after HighMark Growth Fund's investment.

      Privately held companies are extremely illiquid and HighMark Growth Fund may not be able to sell its holding in a privately held company without severe market impact. HighMark Growth Fund will normally be unable to sell its privately held securities at all until the company's IPO or sale to another company. In the event of a negative event that results in HighMark Growth Fund wishing to sell the security, it may be difficult or impossible to do so quickly, or at the current trading price.

      38. RESTRICTED SECURITIES. Each Fund has adopted a non-fundamental policy (which may be changed without shareholder approval) permitting the Fund to invest in restricted securities provided the Fund complies with the illiquid securities policy described above. Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 and may be either liquid or illiquid. The Sub-Adviser will determine the liquidity of restricted securities in accordance with guidelines established by HighMark Funds' Board of Trustees. Restricted securities purchased by the Funds may include Rule 144A securities and commercial paper issued in reliance upon the "private placement" exemption from registration under Section 4(2) of the Securities Act of 1933 (whether or not such paper is a Rule 144A security).


                             INVESTMENT RESTRICTIONS


      Unless otherwise indicated, the following investment restrictions are fundamental and, as such, may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined below). Except with respect to a Fund's restriction governing the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of the restriction.

EACH FUND:

            1. May not concentrate investments in a particular industry or group of industries, as concentration is defined or interpreted under the Investment Company Act of 1940, or the rules and regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

            2. May issue senior securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

            3. May lend or borrow money to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

            4. May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

            5. May underwrite securities to the extent permitted by the Investment Company Act of 1940, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time, or by regulatory guidance or interpretations of such Act, rules or regulations.

      The fundamental investment restrictions of the Funds have been adopted to avoid wherever possible the necessity of shareholder meetings unless otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Funds also have adopted non-fundamental investment restrictions, set forth below, which in some instances may be more restrictive than their fundamental investment restrictions. Any changes in a Fund's non-fundamental investment restrictions will be communicated to the Fund's shareholders prior to effectiveness.


1940 ACT RESTRICTIONS. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.


      The Funds are non-diversified funds under the 1940 Act. This means the Funds can invest more than 25% of their assets in issuers in which the Funds hold individual positions that are greater than 5% of the Funds' assets. Concentrated positions in the securities of a single issuer expose the Funds to a greater risk of loss from declines in the prices of these securities.

      The 1940 Act also limits the amount that the Funds may invest in other investment companies prohibiting each Fund from: (i) owning more than 3% of the total outstanding voting stock of a single other investment company; (ii) investing more than 5% of its total assets in the securities of a single other investment company; and (iii) investing more than 10% of its total assets in securities of all other investment companies, except in certain specific instances set forth in the 1940 Act, or certain instances where the other investment companies have obtained an exemption from the applicable provisions of the 1940 Act (e.g. ETFs).

      Additionally, the 1940 Act limits the Funds' ability to borrow money, prohibiting the Funds from issuing senior securities, except a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

ADDITIONAL NON-FUNDAMENTAL POLICIES

The following investment limitations of the Funds are non-fundamental policies. Each Fund may not:

            1. Purchase or sell real estate, real estate limited partnership interests, and commodities or commodities contracts (except that a Fund may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses). However, subject to its permitted investments, a Fund may invest in companies which invest in real estate, securities of issuers which deal in real estate, securities or loans secured by interests in real estate, securities which represent interests in real estate, commodities or commodities contracts, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of a holder of debt obligations secured by real estate or interests therein.

            2. Borrow money or issue senior securities, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and the Fund may enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing.

            3. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions, and the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

            4. Sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short), however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions.

VOTING INFORMATION. As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of HighMark Funds or a particular Fund or a particular class of Shares of HighMark Funds or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class, or (b) 67% or more of the Shares of HighMark Funds or such Fund or such class present at a meeting at which the holders of more than 50% of the outstanding Shares of HighMark Funds or such Fund or such class are represented in person or by proxy.


                               PORTFOLIO TURNOVER


      A Fund's turnover rate is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

      The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of Shares. It is currently expected that HighMark Cognitive Value Fund's portfolio turnover rate will be between 30% to 80% under normal market conditions, HighMark Enhanced Growth Fund's portfolio turnover rate will be between 5% to 60% under normal market conditions, and HighMark International Opportunities Fund's portfolio turnover rate will be between 40% to 100% under normal market conditions.


                        DISCLOSURE OF PORTFOLIO HOLDINGS


      The Adviser has established a policy governing the disclosure of each Fund's portfolio holdings which is designed to protect the confidentiality of a Fund's non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. HighMark Funds' Board of Trustees has reviewed this policy and will be asked to review it no less than annually, and recommend any changes that they deem appropriate. Exceptions to this policy may be authorized by the Adviser's chief compliance officer or his or her designee (the "CCO").

      Neither the Adviser nor the Funds will receive any compensation or other consideration in connection with its disclosure of a Fund's portfolio holdings.

      PUBLIC DISCLOSURE OF PORTFOLIO HOLDINGS. In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, each Fund may make its portfolio holdings publicly available on HighMark Funds' website in such scope and form and with such frequency as the Adviser may reasonably determine. Each Fund's prospectus describes, to the extent applicable, the type of information that is disclosed on HighMark Funds' website, as well as the frequency with which this information is disclosed and the lag between the date of the information and the date of its disclosure.

      A Fund's portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of portfolio holdings information in a publicly available, routine filing with the SEC that is required to include the information, (b) the day after the Fund would, in accordance with its prospectus, make such information available on its website; or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

      DISCLOSURE OF NON-PUBLIC PORTFOLIO HOLDINGS. A Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings information to third parties may be made only if the CCO determines that such disclosure is allowed under applicable law or regulation. In addition, the third party receiving the non-public portfolio holdings information may, at the discretion of the CCO, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to the Adviser and its affiliates.


      No advance disclosure shall be made if the CCO determines that a potential conflict of interest exists or could arise from such disclosure.

      The Funds may periodically disclose portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to the Adviser and its affiliates, these service providers include the Sub-Adviser, the Funds' custodian, the Funds' independent registered public accounting firm, legal counsel, financial printer (GCOM(2) Solutions, Inc.) and accounting agent (SEI Investments Global Funds Services), and the Funds' proxy voting service, currently Institutional Shareholder Services, Inc. These service providers will be required to keep such information confidential, and will be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

      The Funds may also periodically provide information about their portfolio holdings to rating and ranking organizations. Currently the Funds intend to provide such information to Lipper, Morningstar, Inc., Thompson Financial, Bloomberg L.P., Vestek (a product of Thompson Financial) and Standard & Poor's, in connection with those firms' research on and classification of the Funds and in order to gather information about how the Funds' attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The Funds may also provide portfolio holdings information to consulting companies. Currently the Funds intend to provide such information to consulting companies SG Constellation, LLC and Callan Associates. These rating and ranking organizations and consulting companies will be required to keep each Fund's portfolio information confidential and will be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

      In all instances, the CCO will make a determination that a Fund has a legitimate business purpose for such advance disclosure, and that the recipient(s) are subject to an independent obligation not to disclose or trade on the non-public portfolio holdings information. There can be no assurance, however, that a Fund's policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.


                                    VALUATION


      As disclosed in the Prospectuses, the net asset value per share of each Fund for purposes of pricing purchase and redemption orders is determined by the administrator as of the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time (1:00 p.m. Pacific Time), on days on which the New York Stock Exchange is open for business.

VALUATION OF THE FUNDS

      Except as noted below, investments by the Funds in securities traded on a securities exchange (or exchanges) or an automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued based upon their last sale price on the principal exchange on which such securities are traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Securities the principal market for which is not a securities exchange are valued based upon the latest bid price in such principal market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by a Fair Value Committee in good faith under consistently applied procedures established by and under the general supervision of HighMark Funds' Board of Trustees. With the exception of short-term securities as described below, the value of each Fund's investments may be based on valuations provided by a pricing service. Short-term securities (i.e., securities with remaining maturities of 60 days or less) may be valued at amortized cost, which approximates current value.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the applicable Fund calculates its net asset value, it will contact the Funds' administrator or sub-administrator and request that a Fair Value Committee meeting be called. In addition, the administrator or sub-administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the administrator or sub-administrator, the administrator or sub-administrator will notify the Adviser or the Sub-Adviser for any Fund holding the relevant securities that such limits have been exceeded and request that a Fair Value Committee meeting be called.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


      Purchases and redemptions of Shares of the Funds may be made on days on which the New York Stock Exchange is open for business. Purchases will be made in full and fractional Shares of the Funds calculated to three decimal places.

      Although HighMark Funds' policy is normally to pay redemptions in cash, HighMark Funds reserves the right to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Funds and all the other series of HighMark Funds during any 90-day period of up to the lesser of $250,000 or 1% of HighMark Funds' net assets.

      HighMark Funds reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the applicable Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. HighMark Funds also reserves the right to suspend sales of Shares of the Funds for any period and to reject a purchase order when the Distributor or the Adviser determines that it is not in the best interest of HighMark Funds and/or its shareholders to accept such order.


      If a Fund holds portfolio securities listed on foreign exchanges which trade on Saturdays or other customary United States national business holidays, the portfolio securities will trade and the net assets of the Fund's redeemable securities may be significantly affected on days when the investor has no access to the Fund.


      Neither the transfer agent nor HighMark Funds will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. HighMark Funds and the transfer agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include taping of telephone conversations.

PURCHASES THROUGH FINANCIAL INSTITUTIONS


      Shares of the Funds may be purchased through financial institutions, including the Adviser, that provide distribution assistance or shareholder services. Shares purchased by persons ("Customers") through financial institutions may be held of record by the financial institution. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the transfer agent for effectiveness the same day. Customers should contact their financial institution for information as to that institution's procedures for transmitting purchase, exchange or redemption orders to HighMark Funds.


      Customers who desire to transfer the registration of Shares beneficially owned by them but held of record by a financial institution should contact the institution to accomplish such change.

      Depending upon the terms of a particular Customer account, a financial institution may charge a Customer account fees. Information concerning these services and any charges will be provided to the Customer by the financial institution. Additionally, certain entities (including Participating Organizations and Union Bank of California and its affiliates), may charge customers a fee with respect to exchanges made on the customer's behalf. Information about these charges, if any, can be obtained by the entity effecting the exchange.


      The Funds participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. The customer order will be priced at the Fund's Net Asset Value next computed after acceptance by an authorized broker or the broker's authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.

SALES CHARGES


      FRONT-END SALES CHARGES. The commissions shown in the Prospectuses and below apply to sales through authorized dealers and brokers. Under certain circumstances, each of the Distributor and HighMark Capital Management, Inc. may use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown in the Prospectuses. In addition, each of the Distributor and HighMark Capital Management, Inc. may, from time to time and at its own expense, provide promotional incentives in the form of cash or other compensation to certain financial institutions and intermediaries whose registered representatives have sold or are expected to sell significant amounts of the Class A Shares of a Fund. Such other compensation may take the form of payments for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to attend due diligence meetings to increase their knowledge of HighMark Funds. Under certain circumstances, commissions up to the amount of the entire sales charge may be reallowed to dealers or brokers, who might then be deemed to be "underwriters" under the Securities Act of 1933. Commission rates may vary among the Funds.

                                 CLASS A SHARES

                                                                  SALES CHARGE AS
                                        SALES CHARGE                APPROPRIATE               COMMISSION AS
                                       AS PERCENTAGE             PERCENTAGE OF NET            PERCENTAGE OF
Amount of Purchase                   OF OFFERING PRICE            AMOUNT INVESTED            OFFERING PRICE
                                     -----------------            ---------------            --------------
0 - $49,999                                5.50%                       5.82%                      4.95%
$50,000 --  $99,999                        4.50%                       4.71%                      4.05%
$100,000 -- $249,999                       3.75%                       3.90%                      3.38%
$250,000 -- $499,999                       2.50%                       2.56%                      2.25%
$500,000 -- $999,999                       2.00%                       2.04%                      1.80%
$1,000,000 and Over*                       0.00%                       0.00%                      0.00%


-----------
      * A contingent deferred sales charge of 1.00% will be assessed against any proceeds of any redemption of such Class A Shares prior to one year from date of purchase.

      CONTINGENT DEFERRED SALES CHARGES ("CDSC"). In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A shares in the shareholder's Fund account. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS


      In calculating the sales charge rates applicable to current purchases of a Fund's Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the net purchase of previously purchased Class A Shares of series of HighMark Funds, including the Funds and other series of HighMark Funds (the "Eligible Funds"), which are sold subject to a comparable sales charge.

      The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing Shares of a Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account including employee benefit plans created under Sections 401, 403(b) or 457 of the Code, including related plans of the same employer. To be entitled to a reduced sales charge based upon Class A Shares already owned, the investor must ask the Distributor for such entitlement at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. A Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.


      LETTER OF INTENT. By initially investing at least $1,000 and submitting a Letter of Intent (the "Letter") to the Distributor, a "single purchaser" may purchase Class A Shares of a Fund and the other Eligible Funds during a 13-month period at the reduced sales charge rates applicable to the aggregate amount of the intended purchases stated in the Letter. The Letter may apply to purchases made up to 90 days before the date of the Letter. To receive credit for such prior purchases and later purchases benefiting from the Letter, the shareholder must notify the transfer agent at the time the Letter is submitted that there are prior purchases that may apply, and, at the time of later purchases, notify the transfer agent that such purchases are applicable under the Letter.

      RIGHTS OF ACCUMULATION. In calculating the sales charge rates applicable to current purchases of Class A Shares, a "single purchaser" is entitled to cumulate current purchases with the current market value of previously purchased Class A and Class C Shares of the Funds and Class A, Class B and Class C Shares of all the other series of HighMark Funds.

      To exercise your right of accumulation based upon Shares you already own, you must ask the Distributor for this reduced sales charge at the time of your additional purchase and provide the account number(s) of the investor, as applicable, the investor and spouse, and their minor children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

      REDUCTIONS FOR QUALIFIED GROUPS. Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring Shares of a Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company;
(ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent or more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner. Investors seeking to rely on their membership in a qualified group to purchase Shares at a reduced sales load must provide evidence satisfactory to the transfer agent of the existence of a bona fide qualified group and their membership therein.

      All orders from a qualified group will have to be placed through a single source and identified at the time of purchase as originating from the same qualified group, although such orders may be placed into more than one discrete account that identifies HighMark Funds.

      CDSC WAIVERS. The contingent deferred sales charge is waived on redemption of shares (i) following the death or disability (as defined in the Code) of a shareholder, or (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder, or his or her representative, must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for a waiver.

      The contingent deferred sales charge is waived on redemption of Class C shares, where such redemptions are in connection with withdrawals from a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code, Section 403(b) of the Code, or eligible government retirement plan including a 457 plan, even if more than one beneficiary or participant is involved.

ADDITIONAL FEDERAL TAX INFORMATION


      QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Code. In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each taxable year distribute at least 90% of the sum of its dividend income, interest income (including tax-exempt interest), certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses for such year; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for purposes of meeting this diversification requirement.


      In general, for purposes of the 90% gross income requirement described in subsection (a) of the paragraph above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, the American Jobs Creation Act of 2004 (the "2004 Act") provides that for taxable years of a regulated investment company beginning after October 22, 2004, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in subsection (a) of the paragraph above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of subsection (c) of the paragraph above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.


      If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends). If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

      If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend paid to shareholders by the Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

      DISTRIBUTIONS. Each Fund intends to distribute at least annually any taxable income or realized capital gains. Distributions of any taxable net investment income and net short-term capital gain are generally taxable to shareholders as ordinary income. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gains dividends, if any, are taxable as long-term capital gains through December 31, 2008, regardless of how long a shareholder has held Fund Shares. Such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or in additional Fund Shares through automatic reinvestment.

      Dividends and distributions on a Fund's Shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of Shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.


      If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund Shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those Shares.

      For taxable years beginning on or before December 31, 2008, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's Shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

      In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's Shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

      Certain dividends paid by a Fund, and so designated by that Fund, may qualify for the 70% dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim the dividends received deduction with respect to a dividend from a Fund if the shareholder held its Shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date.

      SELLING SHARES. Shareholders who sell Fund Shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund Shares and the amount received. If Fund shareholders hold their Fund Shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (ii) for taxable years beginning on or before December 31, 2008, 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends), with lower rates applying to taxpayers in the 10% and 15% tax brackets. For taxable years beginning after December 31, 2008, long-term capital gains will generally be taxed at a maximum capital gain tax rate of 20% to non-corporate shareholders (or 10%, in the case of such shareholders in the 10% or 15% tax bracket).

      Any loss will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund Shares. For purposes of determining whether Fund Shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund Shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund Shares with other Fund Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund Shares will be adjusted to reflect the disallowed loss.

      FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them. Under normal circumstances, more than 50% of the value of HighMark International Opportunities Fund's total assets will consist of securities of foreign corporations and it will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund Shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date may be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

      A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

      Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

      A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

      HEDGING. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

      Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the Shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

      DISCOUNT SECURITIES. A Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.


      BACK-UP WITHHOLDING. A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The back-up withholding tax rate is 28% for amounts paid through 2010.


      Back-up withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

      In order for a foreign investor to qualify for exemption from the back-up withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisers in this regard.


      TAX SHELTER REPORTING REGULATIONS. Under Treasury regulations, if a shareholder recognizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.


      SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of and investment on their particular tax situation.

      SPECIAL CONSIDERATIONS FOR NON-U.S. SHAREHOLDERS. If you are not a citizen or resident of the United States, you may have to pay taxes besides those described here, such as U.S. withholding and estate taxes. Under the 2004 Act, which is effective for taxable years of the Funds beginning on or after August 1, 2005, and which applies to distributions made or deemed made on or before December 31, 2007, if you are a nonresident alien individual or a foreign corporation (a "foreign person") for federal income tax purposes, you will be obligated to pay U.S. tax and file a U.S. tax return with respect to gain attributable to "U.S. real property interests" that is distributed or deemed distributed to you by the Funds, and, under future regulations, the Funds may be required to withhold on such amounts. For taxable years of the Funds beginning on or after August 1, 2005 and before January 1, 2008, the Funds generally will not be required to withhold amounts paid to you with respect to either distributions of U.S.- source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, or properly designated distributions of net short-term capital gains in excess of net long-term capital losses. It is unclear whether the Funds will make such designations.

      The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' Shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of the Funds' Shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.


                          MANAGEMENT OF HIGHMARK FUNDS

TRUSTEES AND OFFICERS


      Information pertaining to the trustees and officers of HighMark Funds is set forth below. The members of the Board of Trustees are elected by HighMark Funds' shareholders and have overall responsibility for the management of the Funds and all the other series of HighMark Funds. The Trustees, in turn, elect the officers of HighMark Funds to supervise actively its day-to-day operations. Trustees who are not deemed to be "interested persons" of HighMark Funds as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of HighMark Funds are referred to as "Interested Board Members." Currently, HighMark Funds has six Independent Trustees and no Interested Board Members. The Board of Trustees met 7 times during the last fiscal year.


      STANDING COMMITTEES. There are two standing committees of the Board of Trustees, an Audit Committee and a Governance Committee. The functions of the Audit Committee are: (a) to oversee HighMark Funds' accounting and financial reporting policies and practices; (b) to oversee the quality and objectivity of HighMark Funds' financial statements and the independent auditor therefor; and
(c) to act as a liaison between HighMark Funds' independent auditors and the full Board of Trustees. The members of the Audit Committee are David A. Goldfarb (Chair), David Benkert and Robert M. Whitler. The Audit Committee met 4 times during the last fiscal year. The functions of the Governance Committee are: (a) to identify candidates to fill vacancies on the Board of Trustees; and (b) to review and make recommendations to the Board of Trustees regarding certain matters relating to the operation of the Board of Trustees and its committees, including Board size, composition and chairmanship; policies regarding Trustee independence, ownership of Fund shares, compensation and retirement; and the structure, responsibilities, membership and chairmanship of Board committees. The members of the Governance Committee are Thomas L. Braje (Chair), Michael L. Noel and Joseph C. Jaeger. The Governance Committee met 4 times during the last fiscal year. The Governance Committee does not currently have procedures in place for the consideration of nominees recommended by shareholders.

      The following table sets forth certain information concerning each Board member and executive officer of HighMark Funds.



                                                                                     NUMBER OF
                                          TERM OF                                  PORTFOLIOS IN
                                          OFFICE                                   HIGHMARK FUNDS
                        POSITION(S)         AND                                       COMPLEX              OTHER
                         HELD WITH       LENGTH OF                                   OVERSEEN BY      DIRECTORSHIPS
  NAME, ADDRESS,(1)      HIGHMARK          TIME         PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
       AND AGE             FUNDS         SERVED(2)        DURING PAST 5 YEARS         MEMBER(3)         MEMBER(4)
       -------             -----         ---------        -------------------         ---------         ---------
----------------------------------------------------------------------------------------------------------------------
   INDEPENDENT TRUSTEES

DAVID                    Trustee         Since 03/04    From April 1, 1992 to             22               None
BENKERT                                                 present, Principal,
Age: 48                                                 Navigant Consulting,
                                                        Inc. (Financial
                                                        Consulting -
                                                        Healthcare).

THOMAS L. BRAJE          Trustee, Vice   Since 06/87    Prior to retirement in            22               None
Age: 62                  Chairman                       October 1996, Vice
                                                        President and Chief
                                                        Financial Officer of
                                                        Bio Rad Laboratories,
                                                        Inc.

DAVID A. GOLDFARB        Trustee         Since 06/87    Partner, Goldfarb &               22               None
Age: 63                                                Simens, Certified
                                                        Public Accountants.

JOSEPH C. JAEGER         Trustee,        Since 06/87    Prior to retirement in            22               None
Age: 70                  Chairman                       June 1998, Senior Vice
                                                        President and Chief
                                                        Financial Officer,
                                                        Delta Dental Plan of
                                                        California.

                                                                                     NUMBER OF
                                          TERM OF                                  PORTFOLIOS IN
                                          OFFICE                                   HIGHMARK FUNDS
                        POSITION(S)         AND                                       COMPLEX             OTHER
                         HELD WITH       LENGTH OF                                   OVERSEEN BY      DIRECTORSHIPS
  NAME, ADDRESS,(1)      HIGHMARK          TIME         PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
       AND AGE             FUNDS         SERVED(2)        DURING PAST 5 YEARS         MEMBER(3)         MEMBER(4)
       -------             -----         ---------        -------------------         ---------         ---------
----------------------------------------------------------------------------------------------------------------------
MICHAEL L. NOEL          Trustee         Since 12/98  President, Noel                    22            Avista Corp.
Age: 64                                               Consulting Company since                             (AVA)
                                                      1998. Senior Advisor,
                                                      Saber Partners
                                                      (financial advisory
                                                      firm) since 2002.
                                                      Member, Board of
                                                      Directors, Avista Corp.
                                                      (utility company), since
                                                      January 2004. Member,
                                                      Board of Directors, SCAN
                                                      Health Plan, since
                                                      1997. From April 1997
                                                      to December 1998, Member
                                                      of HighMark Funds
                                                      Advisory Board. From
                                                      1980 to 1992, Director
                                                      of Current Income
                                                      Shares, Inc. (closed end
                                                      investment company).

ROBERT M. WHITLER        Trustee         Since 12/98  From April 1997 to April           22                None
Age: 67                                               2002, Director, Current
                                                      Income Shares, Inc.
                                                      (closed-end investment
                                                      company). From April
                                                      1997 to December 1998,
                                                      Member of HighMark Funds
                                                      Advisory Board. Prior to
                                                      retirement in 1996,
                                                      Executive Vice President
                                                      and Chief Trust Officer
                                                      of Union Bank of
                                                      California, N.A.

                                                                                          NUMBER OF
                                            TERM OF                                    PORTFOLIOS IN
                                            OFFICE                                     HIGHMARK FUNDS
                          POSITION(S)         AND                                         COMPLEX             OTHER
                           HELD WITH       LENGTH OF                                     OVERSEEN BY      DIRECTORSHIPS
  NAME, ADDRESS,(1)        HIGHMARK          TIME           PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
       AND AGE               FUNDS         SERVED(2)          DURING PAST 5 YEARS         MEMBER(3)         MEMBER(4)
       -------               -----         ---------          -------------------         ---------         ---------
--------------------------------------------------------------------------------------------------------------------------
   OFFICERS

EARLE A. MALM II           President       Since 12/05    Chairman of the Board of           N/A                N/A
350 California Street                                     the Adviser since
San Francisco, CA 94104                                   February 2005.
Age: 56                                                   President, Chief
                                                          Executive Officer and
                                                          Director of the Adviser
                                                          since October 2002.  From
                                                          January 2001 to December
                                                          2002, President of NVMLI
                                                          (mortgage marketing).
                                                          From January 2001 to
                                                          December 2001, Vice
                                                          Chairman and Advisor of
                                                          Value Click (internet
                                                          technology).  From May
                                                          1999 to December 2000,
                                                          President and Chief
                                                          Operating Officer of
                                                          Value Click.

JENNIFER E. SPRATLEY       Controller and   Since 6/05    Fund Accounting Director,          N/A                N/A
One Freedom Valley Drive   Chief                          SEI Investments since
Oaks, PA 19456             Financial                      1999. Audit Manager,
Age: 36                    Officer                        Ernst & Young LLP
                                                          (1991-1999).

PAMELA O'DONNELL           Treasurer        Since 12/05   Vice President of                  N/A                N/A
350 California Street                                     Operations and Client
San Francisco, CA 94104                                   Service of the Adviser
Age: 41                                                   since 2003.  Vice
                                                          President of Finance and
                                                          Administration of MiFund,
                                                          Inc. from March 2000 to
                                                          May 2002.

                                                                                            NUMBER OF
                                              TERM OF                                    PORTFOLIOS IN
                                              OFFICE                                     HIGHMARK FUNDS
                            POSITION(S)         AND                                         COMPLEX             OTHER
                             HELD WITH       LENGTH OF                                     OVERSEEN BY      DIRECTORSHIPS
  NAME, ADDRESS,(1)          HIGHMARK          TIME           PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
       AND AGE                 FUNDS         SERVED(2)          DURING PAST 5 YEARS         MEMBER(3)         MEMBER(4)
       -------                 -----         ---------          -------------------         ---------         ---------
--------------------------------------------------------------------------------------------------------------------------
CATHERINE M. VACCA         Chief            Since 09/04    Senior Vice President             N/A                N/A
350 California Street      Compliance                      and Chief Compliance
San Francisco, CA 94104    Officer                         Officer of the Adviser
Age: 48                                                    since July 2004. From
                                                           December 2002 to July
                                                           2004, Vice President and
                                                           Chief Compliance
                                                           Officer, Wells Fargo
                                                           Funds Management, LLC.
                                                           From November 2000 to
                                                           February 2002, Vice
                                                           President and Head of
                                                           Fund Administration,
                                                           Charles Schwab & Co., Inc.


PHILIP T. MASTERSON        Secretary        Since 09/04    Vice President &                   N/A                N/A
One Freedom Valley Drive                                   Assistant Secretary of
Oaks, PA 19456                                             SEI Investments Global
Age: 41                                                    Funds Services since
                                                           2005.  General Counsel at
                                                           Citco Mutual Fund
                                                           Services (2003-2004).
                                                           Vice President and
                                                           Associate Counsel at
                                                           Oppenheimer Funds
                                                           (1998-2003).

TIMOTHY D. BARTO           Vice President   Since 03/00    Vice President and                N/A                N/A
One Freedom Valley Drive   and Assistant                   Assistant Secretary of
Oaks, PA 19456             Secretary                       SEI Global Funds
Age: 37                                                    Services since December
                                                           1999. Vice President and
                                                           Assistant Secretary of
                                                           the Distributor
                                                           (1998-2003).

R. GREGORY KNOPF           Vice President   Since 09/04    Managing Director of the          N/A                N/A
445 S. Figueroa Street     and Assistant                   Adviser since 1998.
Suite #306                 Secretary
Los Angeles, CA  90071
Age: 55

                                                                                            NUMBER OF
                                              TERM OF                                    PORTFOLIOS IN
                                              OFFICE                                     HIGHMARK FUNDS
                            POSITION(S)         AND                                         COMPLEX             OTHER
                             HELD WITH       LENGTH OF                                     OVERSEEN BY      DIRECTORSHIPS
  NAME, ADDRESS,(1)          HIGHMARK          TIME           PRINCIPAL OCCUPATION(S)         BOARD         HELD BY BOARD
       AND AGE                 FUNDS         SERVED(2)          DURING PAST 5 YEARS         MEMBER(3)         MEMBER(4)
       -------                 -----         ---------          -------------------         ---------         ---------
--------------------------------------------------------------------------------------------------------------------------
SOFIA A. ROSALA            Vice President   Since 03/05    Vice President and                N/A                N/A
One Freedom Valley Drive   and Assistant                   Assistant Secretary of
Oaks, PA 1945 6            Secretary                       SEI Investments Global
Age: 31                                                    Funds Services since
                                                           2005. Compliance
                                                           Officer of SEI
                                                           Investments
                                                           (2001-2004).  Account
                                                           and Product Consultant,
                                                           SEI Private Trust
                                                           Company (1998-2001).

JAMES NDIAYE               Vice President   Since 03/05    Vice President and                N/A                N/A
One Freedom Valley Drive   and Assistant                   Assistant Secretary of
Oaks, PA 19456             Secretary                       SEI Investments Global
Age: 37                                                    Funds Services since
                                                           2005. Vice President,
                                                           Deutsche Asset
                                                           Management (2003-2004).
                                                           Associate, Morgan, Lewis
                                                           and Bockius LLP
                                                           (2000-2003). Assistant
                                                           Vice President, ING
                                                           Variable Annuities Group
                                                           (1999-2000).

MICHAEL T. PANG            Vice President   Since 03/05    Vice President and                N/A                N/A
One Freedom Valley Drive   and Assistant                   Assistant Secretary of
Oaks, PA 19456             Secretary                       SEI Investments Global
Age: 31                                                    Funds Services since
                                                           2005. Counsel,
                                                           Caledonian Bank & Trust
                                                           Mutual Fund Group
                                                           (2004-2005). Assistant
                                                           General Counsel,
                                                           Resurgence Asset
                                                           Management (2001-2003).
                                                           Associate, Schulte, Roth
                                                           & Zabel's Investment
                                                           Management Group
                                                           (2000-2001). Staff
                                                           Attorney, SEC, Division
                                                           of Enforcement - New
                                                           York (1997-2000).

      (1) Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 1 Freedom Valley Drive, Oaks, PA 19456.

      (2) Each Trustee shall hold office during the lifetime of HighMark Funds until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with HighMark Funds' Declaration of Trust.

      The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with HighMark Funds' Amended and Restated Code of Regulations.

      (3) The "HighMark Funds Complex" consists of all registered investment companies for which HighMark Capital Management, Inc. serves as investment adviser.

      (4) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


      The following table discloses the dollar range of equity securities beneficially owned by each Trustee (i) in each Fund and (ii) on an aggregate basis in any registered investment companies overseen by the Trustee within the same family of investment companies as HighMark Funds as of December 31, 2004.

                                                                                              AGGREGATE DOLLAR RANGE OF
                                                                                              EQUITY SECURITIES IN ALL
                                                                                                REGISTERED INVESTMENT
                                                                                                COMPANIES OVERSEEN BY
                                                                                                  TRUSTEE IN FAMILY
   NAME OF TRUSTEE                    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS           OF INVESTMENT COMPANIES
David Benkert                                          None                                             None


Thomas L. Braje                                        None                                          > $100,000*

David A. Goldfarb                                      None                                          > $100,000*

Joseph C. Jaeger                                       None                                        $10,001-$50,000

Michael L. Noel                                        None                                      $50,001 - $100,000

Robert M. Whitler                                      None                                       $50,001-$100,000

* denotes greater than


      As of December 31, 2004, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser or principal underwriter of HighMark Funds, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of HighMark Funds. Mr. Goldfarb has an unsecured line of credit with Union Bank of California, the parent company of the Funds' investment adviser, HighMark Capital Management, Inc., with a limit of $100,000 and an interest rate of 1% over the prime rate. As of December 31, 2004, the amount outstanding was approximately $4,774. The largest amount outstanding at any time during the two most recently completed calendar years was approximately $50,000. Goldfarb & Simens, an accounting firm of which Mr. Goldfarb is a partner, has an unsecured line of credit with Union Bank of California with a limit of $600,000 and an interest rate of 1% over the prime rate. The line of credit was obtained in 1987 and the largest amount outstanding at any time was $525,000. As of December 31, 2004, the amount outstanding was $500,000. Mr. Whitler is paid an annual stipend from a deferred compensation plan that he elected to participate in while an employee of Union Bank of California prior to his retirement in 1996. As of December 31, 2004, the amount outstanding in the deferred compensation account was approximately $413,000. Mr. Whitler received payments from the deferred compensation account totaling approximately $95,358 and $97,844 for the years ended December 31, 2004 and 2003, respectively. Mr. Whitler expects to receive annual payments from the account of approximately $70,000 for 2005-2008, $60,000 for 2009 and 2010 and $45,000 for 2011.


      The Trustees of HighMark Funds receive quarterly retainer fees and fees and expenses for each meeting of the Board of Trustees attended. No employee, officer or stockholder of HighMark Capital Management, Inc., SEI Investments Global Funds Services and/or SEI Investments Distribution Co., other than the Chief Compliance Officer, receives any compensation directly from HighMark Funds for serving as a Trustee and/or officer. HighMark Capital Management, Inc., SEI Investments Global Funds Services and/or SEI Investments Distribution Co. receive administration, fund accounting servicing and distribution fees from each of the Funds. See "Administrator and Sub-Administrator" and "Distributor" below.


      The following table lists the officers of HighMark Funds who hold positions with affiliated persons or the principal underwriter of HighMark
Funds:


NAME                             POSITION HELD WITH AFFILIATED PERSON OR PRINCIPAL UNDERWRITER
----                             -------------------------------------------------------------
Earle A. Malm II                 HighMark Capital Management, Member of the Board of Directors, Chairman of the
                                 Board, President and Chief Executive Officer
Jennifer E. Spratley             SEI Investments Company, Fund Accounting Director
Pamela O'Donnell                 HighMark Capital Management, Vice President of Operations and Client Service
Catherine Vacca                  HighMark Capital Management, Senior Vice President, Chief Compliance Officer and
                                 Assistant Secretary
Timothy D. Barto                 SEI Investments Global Funds Services, Vice President and Assistant Secretary
Philip T. Masterson              SEI Investments Global Funds Services, Vice President and Assistant Secretary
R. Gregory Knopf                 HighMark Capital Management, Managing Director
Sofia A. Rosala                  SEI Investments Global Funds Services, Vice President and Assistant Secretary
James Ndiaye                     SEI Investments Global Funds Services, Vice President and Assistant Secretary
Michael T. Pang                  SEI Investments Global Funds Services, Vice President and Assistant Secretary


      During the fiscal year ended July 31, 2005, fees paid (or deferred in lieu of current payment) to the Independent Trustees for their services as Trustees aggregated $316,875. The following table sets forth information concerning amounts paid and retirement benefits accrued during the fiscal year ended July 31, 2005:

                                                        PENSION OR
                                AGGREGATE               RETIREMENT                              TOTAL COMPENSATION
                              COMPENSATION           BENEFITS ACCRUED      ESTIMATED ANNUAL          FROM FUND
      NAME AND                FROM HIGHMARK           AS PART OF FUND        BENEFITS UPON        COMPLEX PAID TO
      POSITION                    FUNDS*                 EXPENSES              RETIREMENT       TRUSTEE OR OFFICER
   -------------              ------------               --------           ---------------     -------------------
David Benkert, Trustee           $51,000                    None                  None               $51,000
Thomas L. Braje, Trustee         $49,500                    None                  None               $49,500
David A. Goldfarb, Trustee       $53,250                    None                  None               $53,250
Joseph C. Jaeger, Trustee        $58,500                    None                  None               $58,500
Michael L. Noel, Trustee         $51,000                    None                  None               $51,000
Robert M. Whitler, Trustee       $50,500                    None                  None               $50,500
Catherine Vacca, Chief           $130,597**                 None                  None               $130,597**
     Compliance Officer


----------
* David A. Goldfarb and Robert M. Whitler deferred receipt of $10,000 and $28,200, respectively, of such compensation pursuant to the fee deferral arrangements described below.

** Reflects only the portion of Ms. Vacca's compensation and benefits reimbursed by HighMark Funds to HighMark Capital Management, Inc.


HighMark Funds provides no pension or retirement benefits to the Trustees but has adopted a deferred payment arrangement under which each Trustee who is to receive fees from HighMark Funds may elect not to receive such fees on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in one or more of the Funds on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.


CODES OF ETHICS


      HighMark Funds, HighMark Capital Management, Inc., ________________, and SEI Investments Distribution Co. have each adopted a code of ethics ("Codes of Ethics") pursuant to Rule 17j-1 of the 1940 Act, and these Codes of Ethics permit personnel covered by the Codes of Ethics to invest in securities, including securities that may be purchased or held by each Fund, subject to certain restrictions.


INVESTMENT ADVISER


      Investment advisory and management services are provided to the Funds and all the other series of HighMark Funds by HighMark Capital Management, Inc. (as previously defined, the "Adviser"), pursuant to an investment advisory agreement between the Adviser and HighMark Funds dated September 1, 1998 (the "Investment Advisory Agreement"). The Adviser is a subsidiary of Union Bank of California, N.A., a subsidiary of UnionBanCal Corporation. The Adviser is a California corporation registered under the Investment Advisers Act of 1940. Union Bank of California serves as custodian for the Funds and all the other series of HighMark Funds. See "Transfer Agent, Custodian and Fund Accounting Services" below. HighMark Capital Management, Inc. also serves as administrator to the Funds and all the other series of HighMark Funds. See "Administrator and Sub-Administrator" below.

      Unless sooner terminated, the Investment Advisory Agreement will continue in effect as to each particular Fund for two years from its effective date and from year to year thereafter if such continuance is approved at least annually by HighMark Funds' Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined above under INVESTMENT RESTRICTIONS - Voting Information), and a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Investment Advisory Agreement by votes cast in person at a meeting called for such purpose. The Investment Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Adviser. The Investment Advisory Agreement terminates automatically in the event of any assignment, as defined in the 1940 Act.

      Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.


      The Investment Advisory Agreement provides that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by HighMark Funds in connection with the Adviser's services under the Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by the Adviser of its duties and obligations thereunder.


      For the services provided and expenses assumed by the Adviser pursuant to the Investment Advisory Agreement, the Adviser is entitled to receive fees from each Fund as described in that Fund's Prospectus. As of the date of this Statement of Additional Information, the Funds had not commenced investment operations. Thus, the Adviser has not received any fees from the Funds under the Investment Advisory Agreement.

SUB-ADVISER

      Pursuant to sub-advisory agreements effective as of ___________ between the Adviser and ____________________ (as previously defined, the "Sub-Adviser"), the Sub-Adviser provides investment advisory services to the Funds. Under the sub-advisory agreement relating to HighMark Cognitive Value Fund, the Sub-Adviser is entitled to an annual fee, paid monthly, of ____% of the average daily net assets of the Fund. Under the sub-advisory agreement relating to HighMark Enhanced Growth Fund, the Sub-Adviser is entitled to an annual fee, paid monthly, of ____% of the average daily net assets of the Fund. Under the sub-advisory agreement relating to HighMark International Opportunities Fund, the Sub-Adviser is entitled to an annual fee, paid monthly, of ____% of the average daily net assets of the Fund. All such fees are paid by the Adviser, and the Sub-Adviser receives no fees directly from the Funds. As of the date of this Statement of Additional Information, the Funds had not commenced investment operations. Thus, the Sub-Adviser has not received any fees from the Funds under the Sub-Advisory Agreement.


PORTFOLIO MANAGERS

      OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

      The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio managers, who will be portfolio managers of the Funds when they commence investment operations, managed as of July 31, 2005, as provided by the Sub-Adviser.

                                OTHER SEC-REGISTERED OPEN-END      OTHER POOLED INVESTMENT
      PORTFOLIO MANAGER             AND CLOSED-END FUNDS                  VEHICLES                    OTHER ACCOUNTS
                                 Number of       Assets (in      Number of      Assets (in      Number of      Assets (in
                                  accounts       thousands)       accounts      thousands)       accounts      thousands)






      ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS BASED ON PERFORMANCE

                                OTHER SEC-REGISTERED OPEN-END      OTHER POOLED INVESTMENT
     PORTFOLIO MANAGER*             AND CLOSED-END FUNDS                  VEHICLES                    OTHER ACCOUNTS
                                 Number of       Assets (in      Number of      Assets (in      Number of      Assets (in
                                  accounts       thousands)       accounts      thousands)       accounts      thousands)




* Portfolio managers not listed do not manage accounts for which the advisory fee is based on performance.


      COMPENSATION


      Each portfolio manager's compensation is paid by the Sub-Adviser. The Sub-Adviser has provided HighMark Funds with a description of how a portfolio manager's compensation is determined. [DESCRIPTION]


      OWNERSHIP OF FUND SHARES


      The Funds will commence operations after the date of this Statement of Additional Information. Therefore, as of the date hereof, no portfolio manager has a beneficial interest in the Funds' Shares.


      POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS


      Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Adviser believes are faced by investment professionals at most major financial firms. The Adviser, the Sub-Adviser and the Board of Trustees of HighMark Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

      The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts.

      These potential conflicts may include, among others:

o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

o The trading of other accounts could be used to benefit higher-fee accounts (front-running).

o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.


      Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts.

      A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Sub-Adviser's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

      "Cross trades," in which one Adviser or Sub-Adviser account, as applicable, sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Adviser and HighMark Funds' Board of Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Adviser or Sub-Adviser-advised account are to be made at an independent current market price, as required by law.

      Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

      A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

      A Fund's portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      The Sub-Adviser or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Sub-Adviser and its affiliates.

      A Fund's portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel of the Sub-Adviser, including a Fund's portfolio manager(s), are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by HighMark Funds and the

Sub-Adviser that contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.


PORTFOLIO TRANSACTIONS


      Pursuant to the sub-advisory agreements relating to the Funds, the Sub-Adviser determines, subject to the general supervision of the Board of Trustees of HighMark Funds and the Adviser and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute its portfolio transactions. Securities purchased by the Funds will generally involve the payment of a brokerage fee. Purchases and sales of portfolio securities for the Funds may be principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. While the Sub-Adviser generally seeks competitive spreads or commissions on behalf of each of the Funds, the Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

      Allocation of transactions, including their frequency, to various dealers is determined by the Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by the Sub-Adviser and does not reduce the sub-advisory fees payable to the Sub-Adviser by the Adviser. Such information may be useful to the Sub-Adviser in serving both HighMark Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Sub-Adviser in carrying out their obligations to HighMark Funds.

      To the extent permitted by applicable rules and regulations, Sub-Adviser may execute portfolio transactions involving the payment of a brokerage fee through the Adviser, SEI Investments Distribution Co., and their affiliates. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliates must be fair and reasonable compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board of Trustees will review reports of such affiliated brokerage transactions in connection with the foregoing standard. HighMark Funds will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with, Union Bank of California, or its affiliates, and will not give preference to correspondents of Union Bank of California with respect to such securities, savings deposits, repurchase agreements and reverse repurchase agreements.

      Investment decisions for each Fund are made independently from those for the other Funds, the other investment portfolios of HighMark Funds or any other investment company or account managed by the Adviser or the Sub-Adviser. However, any such other investment company, investment portfolio or account may invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company, investment portfolio or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner that the Sub-Adviser believes to be equitable to the Fund(s) and such other investment company, investment portfolio or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies, investment portfolios or accounts in order to obtain best execution. As provided in the sub-advisory agreements between the Adviser and the Sub-Adviser, in making investment recommendations for HighMark Funds, the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by HighMark Funds is a customer of the Adviser, the Sub-Adviser, their parent or its subsidiaries or affiliates and, in dealing with its commercial customers, the Adviser and the Sub-Adviser, their parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by HighMark Funds.




ADMINISTRATOR AND SUB-ADMINISTRATOR


      HighMark Capital Management, Inc., in addition to serving as investment adviser, serves as administrator to each of the Funds and each other series of HighMark Funds pursuant to the administrative services agreement dated as of December 1, 2005 between HighMark Funds and HighMark Capital Management, Inc. (the "Administration Agreement").

      Pursuant to the Administration Agreement, HighMark Capital Management, Inc. provides the Funds and each other series of HighMark Funds with all administrative services necessary or appropriate for the operation of HighMark Funds, including recordkeeping and regulatory reporting, regulatory compliance, blue sky, tax reporting, transmission of regular shareholder communications, supervision of third party service providers and fund accounting services, all suitable office space for HighMark Funds, all necessary administrative facilities and equipment, and all personnel necessary for the efficient conduct of the affairs of HighMark Funds. As described below, HighMark Capital Management, Inc. has delegated part of its responsibilities under the Administration Agreement to SEI Investments Global Funds Services.

      HighMark Capital Management, Inc. is entitled to a fee, which is calculated daily and paid monthly in arrears, at an annual rate of 0.15% of the first $10 billion of the average daily net assets of HighMark Funds and 0.145% of such average daily net assets in excess of $10 billion. HighMark Capital Management, Inc. may waive its fee or reimburse various expenses to the extent necessary to limit the total operating expenses of a Fund's Shares or the shares of another series of HighMark Funds. Currently, HighMark Capital Management, Inc. has agreed to waive its fee to the rate of 0.125% of the average daily net assets of HighMark Funds. Any such waiver is voluntary and may be terminated at any time in HighMark Capital Management, Inc.'s sole discretion.

      HighMark Capital Management, Inc. is entitled to receive a minimum administration fee of $10,000 for each additional share class added to a series of HighMark Funds after HighMark Funds has a total of 47 share classes. Such fee will be shared pro-rata among all share classes of HighMark Funds. For each new series of HighMark Funds created and publicly offered after December 1, 2005 (which includes the Funds), HighMark Capital Management, Inc. is entitled to a minimum administration fee of $55,000 for each such new series of HighMark Funds including one share class. In the event more than one share class is included with a new series of HighMark Funds, and the total share classes for HighMark Funds has reached a total of 47, the minimum administration fee applicable to the new series of HighMark Funds will be increased by $10,000 for each additional share class. The minimum fee applicable to a series of HighMark Funds shall be allocated pro rata among all share classes of such series. A minimum administration fee shall not apply in any month in which such minimum fee, with respect to a series of HighMark Funds, would be less than an amount equal to the assets otherwise subject to the minimum fee multiplied by 0.04%.


      As part of the Administration Agreement, HighMark Capital Management, Inc. is responsible for certain fees charged by HighMark Funds' transfer agent and certain routine legal expenses incurred by HighMark Funds and its series. The Administration Agreement provides that the above additional expenses may be paid by a sub-administrator on behalf of HighMark Capital Management, Inc.


      Unless sooner terminated as provided in the Administration Agreement (and as described below), the Administration Agreement will continue in effect until December 31, 2006. The Administration Agreement thereafter shall be renewed automatically for successive annual terms unless written notice not to renew is given by either party at least 90 days prior to the expiration of the then-current term. The Administration Agreement is terminable prior to the expiration of the current term by either party, in the event of a material breach of the Administration Agreement, upon the giving of written notice, specifying the date of termination, at least 45 days prior to the specified date of termination and the breaching party has not remedied such breach by the specified date.


      The Administration Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of HighMark Capital Management, Inc., or the reckless disregard by HighMark Capital Management, Inc. of its obligations and duties under the Administration Agreement, HighMark Capital Management, Inc. shall not be subject to any liability to HighMark Funds, for any act or omission in the course of, or connected with, the rendering of services under the Administration Agreement. So long as HighMark Capital Management, Inc. acts with good faith and due diligence, HighMark Funds will indemnify HighMark Capital Management, Inc. from and against any and all actions, suits and claims, and all losses, fees and expenses arising directly or indirectly from its administration relationship with HighMark Funds or other services rendered to HighMark Funds. HighMark Funds is not obligated to indemnify HighMark Capital Management, Inc. for any liability to which it would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


      SEI Investments Global Funds Services serves as sub-administrator (the "Sub-Administrator") to each of the Funds and each other series of HighMark Funds pursuant to a sub-administration agreement dated as of December 1, 2005 between HighMark Capital Management, Inc. and SEI Investments Global Funds Services. The Sub-Administrator will perform accounting and administrative services which may include recordkeeping and regulatory reporting, regulatory compliance, tax reporting, transmission of regular shareholder communications, supervision of third party service providers, fund accounting services, providing advice and recommendations with respect to the business and affairs of the Funds and the other series of HighMark Funds, consulting with respect to the operation of HighMark Funds and other services for HighMark Funds as may be agreed upon from time to time, for which it will receive a fee, paid by HighMark Capital Management, Inc., at the annual rate of up to 0.04% of the first $10 billion of the average daily net assets of HighMark Funds and 0.035% of such average daily net assets in excess of $10 billion.

      The Sub-Administrator is entitled to a minimum annual fee of $2,800,000, which is $233,333 monthly, for all series and classes in existence as of December 1, 2005. The Sub-Administrator is entitled to receive a minimum administration fee of $10,000 for each additional share class added to a series of HighMark Funds after HighMark Funds has a total of 47 share classes, to be allocated pro rata among all share classes of the series. For each new series of HighMark Funds created and publicly offered after December 1, 2005 (which includes the Funds), the Sub-Administrator is entitled to a minimum administration fee of $55,000 for such new series of HighMark Funds including one share class. In the event more than one share class is included with a new series of HighMark Funds, and the total share classes for HighMark Funds has reached a total of 47, the minimum administration fee applicable to the new series of HighMark Funds will be increased by $10,000 for each additional share class, which will be allocated pro rata among all share classes of the new series. A minimum administration fee shall not apply in any month in which such minimum fee, with respect to a series of HighMark Funds, would be less than an amount equal to the assets otherwise subject to the minimum fee multiplied by 0.04%. The Sub-Administration Agreement further provides that the Sub-Administrator will pay certain transfer agency fees and legal fees of HighMark Funds.


      The Sub-Administrator, a Delaware statutory trust, has its principal business offices at 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Sub-Administrator. SEI Investments and its subsidiaries and affiliates, including the Sub-Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.



GLASS-STEAGALL ACT


      The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser and the Sub-Adviser believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the sub-advisory agreements between the Adviser and the Sub-Adviser and described in the Prospectuses and this Statement of Additional

Information and has so represented in the Investment Advisory Agreement and the sub-advisory agreements. HighMark Capital Management, Inc. also believes that it may perform administration services on behalf of each Fund, for which it receives compensation from HighMark Funds without a violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for HighMark Funds. Depending upon the nature of any changes in the services that could be provided by the Adviser, or the Sub-Adviser, the Board of Trustees of HighMark Funds would review HighMark Funds' relationship with the Adviser and the Sub-Adviser and consider taking all action necessary in the circumstances.


      Should further legislative, judicial or administrative action prohibit or restrict the activities of Union Bank of California, the Adviser, its affiliates, and its correspondent banks in connection with Customer purchases of Shares of HighMark Funds, such Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in HighMark Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

SHAREHOLDER SERVICES PLANS


      HighMark Funds has adopted two Shareholder Services Plans applicable to the Funds, one for Fiduciary Shares and one for Class A Shares (collectively, the "Services Plans") pursuant to which a Fund is authorized to pay compensation to financial institutions (each a "Service Provider"), which may include Bank of Tokyo-Mitsubishi Trust Company, Union Bank of California, N.A., or their respective affiliates, that agree to provide certain shareholder support services for their customers or account holders who are the beneficial or record owners of Shares of a Fund. In consideration for such services, a Service Provider is compensated by a Fund at a maximum annual rate of up to 0.25% of the average daily net asset value of the applicable class of Shares of such Fund, pursuant to each plan. A Service Provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. Currently, such fees are being waived to the rate of 0.15% of average daily net assets for the Fiduciary and Class A Shares of the other series of HighMark Funds.


      The servicing agreements adopted under the Services Plans (the "Servicing Agreements") require the Service Provider receiving such compensation to perform certain shareholder support services as set forth in the Servicing Agreements with respect to the beneficial or record owners of Shares of one or more of the Funds. Such shareholder support services may include, but are not limited to,
(i) maintaining shareholder accounts; (ii) providing information periodically to shareholders showing their positions in Shares; (iii) arranging for bank wires;
(iv) responding to shareholder inquiries relating to the services performed by the Service Provider; (v) responding to inquiries from shareholders concerning their investments in Shares; (vi) forwarding shareholder communications from HighMark Funds (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) processing purchase, exchange and redemption requests from shareholders and placing such orders with HighMark Funds or its service providers; (viii) assisting shareholders in changing dividend options, account designations, and addresses; (ix) providing subaccounting with respect to Shares beneficially owned by shareholders; (x) processing dividend payments from HighMark Funds on behalf of the shareholders; and (xi) providing such other similar services as HighMark Funds may reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

EXPENSES


      HighMark Funds' service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of HighMark Capital Management, Inc., Union Bank of California, SEI Investments Global Funds Services or SEI Investments Distribution Co., a percentage of the compensation, benefits, travel and entertainment expenses of the Chief Compliance Officer, SEC fees and state fees and expenses, NSCC trading charges, certain insurance premiums, outside and, to the extent authorized by HighMark Funds, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current shareholders, costs and expenses of shareholders' and Trustees' reports and meetings and any extraordinary expenses.


DISTRIBUTOR


      SEI Investments Distribution Co. (as previously defined, the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, serves as distributor to the Funds and the other series of HighMark Funds pursuant to a distribution agreement dated February 15, 1997, as re-executed on January 30, 1998, between HighMark Funds and SEI Investments Distribution Co. (the "Distribution Agreement").


      The Distribution Agreement will continue in effect until December 31, 2006 and from year to year thereafter if approved at least annually (i) by HighMark Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of HighMark Funds, and (ii) by the vote of a majority of the Trustees of HighMark Funds who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty, on not less than sixty days' notice by HighMark Funds' Board of Trustees, by vote of a majority of the outstanding voting securities of HighMark Funds or by the Distributor. The Distribution Agreement terminates in the event of its assignment, as defined in the 1940 Act.


      Since February 15, 1997, shares of other series of HighMark Funds have been sold on a continuous basis by the Distributor. Under the Distribution Agreement, the Distributor is not obligated to sell any particular number of shares, but will use all reasonable efforts, consistent with the Distributor's other business, in connection with the distribution of shares of HighMark Funds.

      THE DISTRIBUTION PLANS. Pursuant to HighMark Funds' Distribution Plans applicable to Class A and Class C share classes of the Funds, each Fund pays the Distributor as compensation for its services in connection with the Distribution Plans a distribution fee, computed daily and paid monthly, equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets attributable to that Fund's Class A Shares, pursuant to the Class A Distribution Plan; and one percent (1.00%) of the average daily net assets attributable to that Fund's Class C Shares, pursuant to the Class C Distribution Plan.

      The Distributor may use the distribution fee applicable to a Fund's Class A and Class C Shares to provide distribution assistance with respect to the sale of the Fund's Class A and Class C Shares or to provide shareholder services to the holders of the Fund's Class A and Class C Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks and savings and loan associations), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the distribution of a Fund's Class A and Class C Shares to their customers or (ii) to pay banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services to their customers owning a Fund's Class A and Class C Shares. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plans will be made pursuant to an agreement between the Distributor and such bank, savings and loan association, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (a "Servicing Agreement"; banks, savings and loan associations, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries that may enter into a Servicing Agreement are hereinafter referred to individually as a "Participating Organization"). A Participating Organization may include Union Bank of California, its subsidiaries and its affiliates.

      Participating Organizations may charge customers fees in connection with investments in a Fund on their customers' behalf. Such fees would be in addition to any amounts the Participating Organization may receive pursuant to its Servicing Agreement. Under the terms of the Servicing Agreements, Participating Organizations are required to provide their customers with a schedule of fees charged directly to such customers in connection with investments in a Fund. Customers of Participating Organizations should read this Prospectus in light of the terms governing their accounts with the Participating Organization.

      The distribution fees under the Distribution Plans will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plans. The Distributor may from time to time voluntarily reduce its distribution fees with respect to a Fund in significant amounts for substantial periods of time pursuant to an agreement with HighMark Funds. While there can be no assurance that the Distributor will choose to make such an agreement, any voluntary reduction in the Distributor's distribution fees will lower such Fund's expenses, and thus increase such Fund's yield and total returns, during the period such voluntary reductions are in effect.


      In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plans may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A or Class C Shares of that Fund. The Distribution Plans may be amended by vote of HighMark Funds' Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in a Distribution Plan that would materially increase the distribution fee with respect to a class of Shares of a Fund requires the approval of the Shareholders of such class of Shares of the Fund. HighMark Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plans (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plans) indicating the purposes for which such expenditures were made.

      Each Distribution Plan provides that it will continue in effect with respect to each Fund for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of the entire Board of Trustees, cast in person at a meeting called for such purpose. For so long as each of the Distribution Plans remains in effect, the selection and nomination of those trustees who are not interested persons of HighMark Funds (as defined in the 1940 Act) shall be committed to the discretion of the Independent Trustees.


TRANSFER AGENT AND CUSTODIAN SERVICES


      State Street Bank and Trust Company ("State Street") performs transfer agency services for the Funds and the other series of HighMark Funds pursuant to a transfer agency and shareholder service agreement with HighMark Funds dated as of February 15, 1997 (the "Transfer Agency Agreement"). State Street has sub-contracted such services to its affiliate, Boston Financial Data Services ("BFDS"). Pursuant to the Transfer Agency Agreement and this sub-contracting arrangement, BFDS processes purchases and redemptions of each Fund's Shares and maintains each Fund's shareholder transfer and accounting records, such as the history of purchases, redemptions, dividend distributions, and similar transactions in a shareholder's account.

      Under the Transfer Agency Agreement, HighMark Funds has agreed to pay BFDS annual fees at the rate of $18,000 per class/per Fund for Class A and Class C Shares, $15,000 per Fiduciary class/per Fund and $______ per Class M class/per Fund. Additional rates apply to the other series of HighMark Funds. In addition, there will be an annual account maintenance fee on direct accounts of $14.00 per account, an annual maintenance fee on broker controlled accounts of $7.00 and an additional annual IRA Custodial fee of $10.00 per account, as well as out-of-pocket expenses as defined in the Transfer Agency Agreement. HighMark Funds intends to charge transfer agency fees across the HighMark Funds as a whole. BFDS may periodically voluntarily reduce all or a portion of its transfer agency fee with respect to a Fund to increase the Fund's net income available for distribution as dividends. In addition, HighMark Capital Management, Inc. has agreed to pay certain transfer agency related expenses to BFDS on behalf of the Funds and the other series of HighMark Funds. The Sub-Administrator has agreed to pay such transfer agency related expenses on behalf of HighMark Capital Management, Inc. Transfer agency expenses not paid by HighMark Capital Management, Inc. or the Sub-Administrator will be allocated pro rata among all the existing series of HighMark Funds based on their respective net assets.


      Union Bank of California, N.A. serves as custodian to the Funds and all the other series of HighMark Funds pursuant to a custodian agreement with HighMark Funds dated as of December 5, 2001 (the "Custodian Agreement"). Under the Custodian Agreement, Union Bank of California's responsibilities include safeguarding and controlling each Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on each Fund's investments.

      Under the Custodian Agreement, HighMark Funds has agreed to pay Union Bank of California a domestic custodian fee with respect to each Fund at an annual rate of 0.01% of the Fund's average daily net assets, plus certain transaction fees. Union Bank of California is also entitled to be reimbursed by HighMark Funds for its reasonable out-of-pocket expenses incurred in the performance of its duties under the Custodian Agreement. Global custody fees shall be determined on an asset and transaction basis. Union Bank of California may periodically voluntarily reduce all or a portion of its custodian fee with respect to a Fund to increase the Fund's net income available for distribution as dividends.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


      The independent registered public accounting firm to the Funds is
__________________.


LEGAL COUNSEL

      Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, CA 94111 is legal counsel to HighMark Funds.

                             ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES


      The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds to HighMark Capital Management. The Board of Trustees has authorized HighMark Capital Management to delegate proxy voting authority with respect to a Fund to the Sub-Adviser. Descriptions of the proxy voting policies and procedures of HighMark Capital Management and the Sub-Adviser are attached as Appendix B.

      In accordance with regulations of the SEC, the Funds' proxy voting records for the twelve-month period ended June 30, 2007 will be filed with the Securities and Exchange Commission no later than [ ]. Subsequent to such filing, such information will be available (1) without charge, upon request, by calling toll free, 1-800-433-6884 or on or through HighMark Funds' website at www.highmarkfunds.com and (2) on the SEC's website at HTTP://WWW.SEC.GOV.

DESCRIPTION OF SHARES


      HighMark Funds is a Massachusetts business trust. HighMark Funds' Declaration of Trust was originally filed with the Secretary of State of The Commonwealth of Massachusetts on March 10, 1987. The Declaration of Trust, as amended, authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. HighMark Funds' Declaration of Trust, as amended, further authorizes the Board of Trustees to establish one or more series of Shares of HighMark Funds, and to classify or reclassify the Shares of any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of HighMark Funds. HighMark Funds presently consists of twenty two series of Shares, representing units of beneficial interest in HighMark Large Cap Growth Fund, HighMark Large Cap Value Fund, HighMark Balanced Fund, HighMark Value Momentum Fund, HighMark Core Equity Fund, HighMark Small Cap Growth Fund, HighMark Small Cap Value Fund, HighMark Small Cap Advantage Fund, HighMark International Opportunities Fund, HighMark Bond Fund, HighMark Short Term Bond Fund, HighMark California Intermediate Tax-Free Bond Fund, HighMark National Intermediate Tax-Free Bond Fund, HighMark Diversified Money Market Fund, HighMark U.S. Government Money Market Fund, HighMark 100% U.S. Treasury Money Market Fund, HighMark California Tax-Free Money Market Fund, HighMark Income Plus Allocation Fund, HighMark Growth & Income Allocation Fund, HighMark Capital Growth Allocation Fund, HighMark Cognitive Value Fund and HighMark Enhanced Growth Fund. Pursuant to HighMark Funds' Multiple Class Plan, the Funds and all the other series of HighMark Funds may, from time to time, be divided into as many as six classes of shares, designated Class A, Class B, Class C, Class S, Class M and Fiduciary shares. Currently, the Funds do not offer Class B or Class S shares. The Trustees of HighMark Funds have determined that currently no conflict of interest exists among the Class A, Class C, Class M and Fiduciary Shares of the Funds. On an ongoing basis, the Trustees of HighMark Funds, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of HighMark Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective series of HighMark Funds, of any general assets not belonging to any particular series of HighMark Funds that are available for distribution. Upon liquidation or dissolution of HighMark Funds, shareholders of each class of a Fund are entitled to receive the net assets of the Fund attributable to such class.

      As used in the Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by HighMark Funds upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of HighMark Funds not readily identified as belonging to a particular Fund or other series of HighMark Funds that are allocated to that Fund by HighMark Funds' Board of Trustees. Such allocations of general assets may be made in any manner deemed fair and equitable, and it is anticipated that the Board of Trustees will use the relative net asset values of the Funds and all the other series of HighMark Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses of that Fund, and with a share of the general liabilities and expenses of HighMark Funds not readily identified as belonging to a particular Fund or other series of HighMark Funds that are allocated to that Fund in proportion to the relative net asset values of the Funds and the other series of HighMark Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of HighMark Funds to the Funds and the other series of HighMark Funds will be determined by the Board of Trustees and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Funds and the other series of HighMark Funds are conclusive.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as HighMark Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series of HighMark Funds affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series of HighMark Funds will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of the series in the matter are identical with the other series of HighMark Funds, or that the matter does not affect any interest of the series.

      Under Rule 18f-2, the approval of an investment advisory agreement or any change in fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of HighMark Funds voting without regard to series.

      Although not governed by Rule 18f-2, Retail Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plans.


SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law, holders of units of interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, HighMark Funds' Declaration of Trust, as amended, provides that shareholders shall not be subject to any personal liability for the obligations of HighMark Funds, and that every written agreement, obligation, instrument, or undertaking made by HighMark Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust, as amended, provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust, as amended, also provides that HighMark Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of HighMark Funds, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which HighMark Funds itself would be unable to meet its obligations.

      The Declaration of Trust, as amended, states further that no Trustee, officer, or agent of HighMark Funds shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of HighMark Funds' business, nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust, as amended, also provides that all persons having any claim against the Trustees or HighMark Funds shall look solely to the assets of the trust for payment.

SHARE OWNERSHIP


      As of the date here of ____________, the Funds had no Shares outstanding.


MISCELLANEOUS


      Shareholders are entitled to one vote for each Share held in a Fund as determined on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional Share held. Shareholders of HighMark Funds will vote in the aggregate and not by series or class except (i) as otherwise expressly required by law or when HighMark Funds' Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or particular class, and (ii) only the Retail Shares covered under a particular Distribution Plan will be entitled to vote on matters submitted to a shareholder vote relating to such Distribution Plan. HighMark Funds is not required to hold regular annual meetings of shareholders, but may hold special meetings from time to time.

      HighMark Funds' Trustees are elected by HighMark Funds' shareholders, except that vacancies may be filled by vote of the Board of Trustees. HighMark Funds is not required to hold meetings of shareholders for the purpose of electing Trustees except that (i) HighMark Funds is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of HighMark Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 10% of the outstanding Shares of HighMark Funds. Upon written request by the holders of Shares representing 1% of the outstanding Shares of HighMark Funds stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, HighMark Funds will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

      HighMark Funds is registered with the SEC as a management investment company. Such registration does not involve supervision by the SEC of the management or policies of HighMark Funds.

      The Prospectuses and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC's website at www.sec.gov.

      The Prospectuses and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made.

      No salesperson, dealer, or other person is authorized to give any information or make any representation regarding the securities described herein other than information or representations contained in the Prospectuses and this Statement of Additional Information.

                                   APPENDIX A


The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.


LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: - Leading market positions in well-established industries.

                  -     High rates of return on funds employed.

                  - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1      This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2      This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                                   APPENDIX B


                      PROXY VOTING POLICIES AND PROCEDURES

      The proxy voting policies and procedures of HighMark Capital Management and the Sub-Adviser are summarized below.

HIGHMARK CAPITAL MANAGEMENT

      It is HighMark Capital Management's (HCM) policy that proxies be voted in a manner that is consistent with the interests of its clients, including each series of HighMark Funds.

      For the Funds, HCM delegates proxy voting to the Sub-Adviser. HCM expects the Sub-Adviser to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by the Sub-Adviser which are in compliance with applicable law. As part of its Sub-Adviser review process, HCM will at least annually review the sub-adviser's voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require the Sub-Adviser to promptly notify HCM of any material changes to its voting policies or practices


      For proxies to be voted by HCM, HCM utilizes the services of an outside third party, Institutional Shareholder Services (ISS), to vote its proxies pursuant to guidelines set by ISS and approved by HCM. ISS is an agent of HCM and HCM retains the fiduciary duty to vote the proxies in the best interest of clients. HCM expects ISS to vote such proxies, as well as to maintain and make available appropriate proxy voting records, according to policies adopted by ISS which are in compliance with applicable law. HCM will at least annually review ISS's voting policies and compliance with such policies, and will periodically monitor its proxy voting. HCM will require ISS to promptly notify HCM of any material changes to its voting policies or practices


      For proxies to be voted by HCM, HCM, through its Investment Policy Committee (IPC), reserves the right to withdraw any proxy from ISS and to vote such proxy according to guidelines established by the IPC. HCM shall withdraw any proposed proxy vote from ISS in the event that HCM determines that the proposed vote by ISS would not be consistent with HCM's fiduciary duty to a Fund. Before deciding to vote any proxy the IPC shall determine whether HCM or any of its affiliates have a significant business, personal or family relationship that could give rise to a material conflict of interest with regard to the proxy vote. If a conflict of interest exists, HCM will retain an independent fiduciary to vote the proxy. To determine whether a material conflict exists, the IPC shall perform a reasonable investigation of information relating to possible conflicts of interest by relying on information about HCM and its affiliates that is publicly available or is generally known by HCM's employees, and on other information actually known by any IPC member. IPC members have a duty to disclose to the IPC conflicts of interest of which the member has actual knowledge but which have not been identified by the IPC in its investigation. The IPC cannot pursue investigation of possible conflicts when the information it would need is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the IPC. If a director, officer or employee of HCM, not involved in the proxy voting process, contacts any IPC member for the purpose of influencing how a proxy is voted, the member has a duty to immediately disclose such contact to the IPC and the IPC shall contact legal counsel who will be asked to recommend an appropriate course of action. All appropriate records regarding proxy-voting activities are maintained by ISS. HCM makes its proxy voting records available to each Fund and its shareholders, as required by law. HCM complies with the requirements of the Advisers Act and the Investment Company Act, and rules thereunder, and the fiduciary requirements of ERISA and the Department of Labor (DOL) guidelines with respect to voting proxies.


      In some instances HCM may abstain from voting a client proxy, particularly when the effect on the client's economic interest or the value to the portfolio is insignificant or the cost of voting the proxy outweighs the benefit to the portfolio.


SUB-ADVISER

        The Sub-Adviser has adopted policies and procedures that are reasonably designed to ensure that securities held by its clients, including the Funds, are voted in the best interests of its clients. In seeking to avoid material conflicts of interest, the Sub-Adviser has adopted detailed U.S. and international proxy voting guidelines that limit its discretion in voting proxies on behalf of its clients. The Sub-Adviser also has engaged Investor Responsibility Research Center ("IRRC"), a third party service provider, to vote the Funds' and certain of its other clients' proxies in accordance with its proxy voting guidelines. The Funds pay their pro-rata share of the cost of services provided by IRRC.

        The Sub-Adviser's proxy voting guidelines generally call for it to vote:

        1. For changes in corporate governance structures unless it believes those changes would adversely affect longer-term shareholder interests;

        2. For compensation plans and amendments to compensation plans if it believes the compensation plans can motivate employees to act in the interests of shareholders without unduly diluting the existing shareholders' interest in a company; and

        3. Against proposals that would try to effect social or political reform through corporate actions.

        The Sub-Adviser has reserved the right to vote on certain matters on a case-by-case basis and matters for which there are no guidelines. Proxies will not be voted when the shareholder would be blocked from trading while the vote is pending (in certain foreign countries), when the Sub-Adviser may have a material conflict of interest and the vote on a particular matter is not specified by the guidelines, and when the Sub-Adviser otherwise determines that the cost of voting a proxy outweighs its benefit. In the case of certain investment company shares held by the Funds, proxies may be voted in the same proportion as the other holders of those investment companies.

PART C.  OTHER INFORMATION


ITEM 23. EXHIBITS

                           (a)      (1)     Declaration of Trust, dated
                                            March 10, 1987, is incorporated by
                                            reference to Exhibit (1)(a) of
                                            Pre-Effective Amendment No. 1 (filed
                                            May 15, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (2)     Amendment to Declaration of Trust,
                                            dated April 13, 1987, is
                                            incorporated by reference to Exhibit
                                            (1)(b) of Pre-Effective Amendment
                                            No. 1 (filed May 15, 1987) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Amendment to Declaration of Trust,
                                            dated July 13, 1987, is incorporated
                                            by reference to Exhibit (1)(c) of
                                            Pre-Effective Amendment No. 2 (filed
                                            July 24, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (4)     Amendment to Declaration of Trust,
                                            dated July 30, 1987, is incorporated
                                            by reference to Exhibit (1)(d) of
                                            Pre-Effective Amendment No. 3 (filed
                                            July 31, 1987) to Registrant's
                                            Registration Statement on Form N-1A.

                                    (5)     Amendment to Declaration of Trust,
                                            dated October 18, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(e) of Post-Effective Amendment
                                            No. 18 (filed November 8, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Amendment to Declaration of Trust,
                                            dated December 4, 1996, is
                                            incorporated by reference to Exhibit
                                            (1)(f) of Post-Effective Amendment
                                            No. 19 (filed December 13, 1996) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (b) (1) Amended and Restated Code of Regulations, dated June 5, 1991, is incorporated by reference to Exhibit 2 of Post-Effective Amendment No. 7 (filed September 30, 1991) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Amendment to Amended and Restated
                                            Code of Regulations, dated December
                                            4, 1991, is incorporated by
                                            reference to Exhibit 2(b) of
                                            Post-Effective Amendment No. 8
                                            (filed September 30, 1992) to
                                            Registrant's Registration Statement
                                            on Form N-1A.
                                      C-1

                           (c)              RIGHTS OF SHAREHOLDERS

                           The following portions of Registrant's Declaration of Trust incorporated as Exhibit (a) hereto, define the rights of shareholders:

                           5.1      SHARES IN THE SERIES OF THE TRUST.


                                    A. The Trustees shall have full power and authority, in their sole discretion, without obtaining the prior approval of the Shareholders (either with respect to the Trust as a whole or with respect to any series of the Trust) by vote or otherwise, to establish one or more series of Shares of the Trust. The establishment of any such series shall be effective upon the adoption by a majority of the Trustees then in office of a resolution establishing such series and setting the voting rights, preferences, designations, conversion or other rights, restrictions, limitations as to distributions, conditions of redemption, qualifications, or other terms of the Shares of such series. The beneficial interest in each series of the Trust shall at all times be divided into full and fractional transferable Shares without par value. There is no numerical limitation on the number of Shares of a series that may be issued. The investment objective, policies, and restrictions governing the management and operations of each series of the Trust, including the management of assets belonging to any particular series, may from time to time be changed or supplemented by the Trustees, subject to the requirements of the Act. The Trustees may from time to time divide or combine the outstanding Shares of any one or more series of the Trust into a greater or lesser number without thereby changing their proportionate beneficial interests in the Trust assets allocated or belonging to such series.

                                            Subject to the respective voting
                                    rights, preferences, participating or other special rights and qualifications, restrictions, and limitations expressly provided for in this Declaration of Trust or the Code of Regulations with respect to Shares of each series of the Trust, the Trustees have the power to classify or reclassify Shares of any series of the Trust into one or more classes by setting or changing in any one or more respects, from time to time, the preferences, designations, conversion or other rights, restrictions, limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to Shares of such class. All references in this Declaration of Trust to Shares of any series of the Trust shall include and refer to the Shares of any class thereof.

                                    B. Shares of each series of the Trust shall have the following preferences, participating or other special rights, qualifications, restrictions and limitations:

                                            (1) ASSETS BELONGING TO A SERIES.
                                    All consideration received by the Trust for the issue or sale of Shares of any series, together with all assets in which such consideration is invested or reinvested, including any proceeds derived from the sale, exchange, or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall be referred to as "assets belonging to" that series. In addition, any assets, income, earnings, profits or proceeds thereof, or funds or payments which are not readily identifiable as belonging to a particular series shall be allocated by the Trustees to one or more series (such allocation to be conclusive and binding upon the Shareholders of all series for all purposes) in such manner as they, in their sole discretion, deem fair and equitable, and shall also be referred to as "assets belonging to" such series. Such assets belonging to a particular series shall irrevocably belong for all purposes to the Shares of the series, and shall be so handled upon the books of account of the Trust. Such assets and the income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange, or liquidation thereof, and any funds or payments derived from any reinvestment of such proceeds in whatever form, are herein referred to as "assets belonging to" such a series. Shareholders of any series shall have no right, title or interest in or to the assets belonging to any other series.

                                            (2) LIABILITIES BELONGING TO A
                                    SERIES. The assets belonging to any series of the Trust shall be charged with the direct liabilities in respect of such series and with all expenses, costs, charges, and reserves attributable to such series, and shall also be charged with the share of such series of the general liabilities, expenses, costs, charges, and reserves of the Trust which are not readily identifiable as belonging to a particular series in proportion to the relative net assets of the respective series, as determined at such time or times as may be authorized by the Trustees. Any such determination by the Trustees shall be conclusive and binding upon the Shareholders of all series for all purposes; provided, however, that under no circumstances shall the assets allocated or belonging to any series of the Trust be charged with liabilities directly attributable to any other series. The liabilities so charged to a series are herein referred to as "liabilities belonging to" such series. All persons who may have extended credit to a particular series or who have contracts or claims with respect to a particular series shall look only to the assets of that particular series for payment of such contracts or claims.

                                            (3) LIQUIDATING DISTRIBUTIONS. In
                                    the event of the termination of the Trust or a particular series thereof and the winding up of its affairs, the Shareholders of the Trust or such particular series shall be entitled to receive out of the assets of the Trust or belonging to the particular series, as the case may be, available for distribution to Shareholders, but other than general assets not belonging to any particular series of the Trust, the assets belonging to such series; and the assets so distributable to the Shareholders of any series shall be distributed among such Shareholders in proportion to the number of Shares of such series held by them and recorded in their names on the books of the Trust. In the event that there are any general assets not belonging to any particular series of the Trust available for distribution, such distribution shall be made to the Shareholders of all series subject to such termination and winding up in proportion to the relative net assets of the respective series determined as hereinafter provided and the number of Shares of such series held by them and recorded in their names on the books of the Trust.

                                            (4) DIVIDENDS AND DISTRIBUTIONS.
                                    Shares of each series shall be entitled to such dividends and distributions in Shares or in cash or both, as may be declared from time to time by the Trustees, acting in their sole discretion, with respect to such series, provided, however, that dividends and distributions on Shares of a particular series shall be paid only out of the lawfully available "assets belonging to" such series as such term is defined in this Declaration of Trust.

                           5.2 PURCHASE OF SHARES. The Trustees may accept investments in each series of the Trust from such Persons for such consideration and on such other terms as they may from time to time authorize. The Trust may reject any order for, or refuse to give effect on the books of the Trust to the transfer of, any Shares as permitted under the Act. Each such investment shall be credited to the Shareholder's account in the form of full and fractional Shares of the appropriate series of the Trust, at the net asset value per Share next computed after receipt of the investment.

                           5.3 NET ASSET VALUE PER SHARE. The net asset value per Share of each series of the Trust shall be computed at such time or times as the Trustees may specify pursuant to the Act. Assets shall be valued and net asset value per Share shall be determined by such Person or Persons as the Trustees may appoint under the supervision of the Trustees in such manner not inconsistent with the Act and any orders of the Securities and

                           Exchange Commission received by the Trust, as the Trustees may determine.

                           5.4 OWNERSHIP OF SHARES. The ownership of Shares shall be recorded separately with respect to each series on the record books of the Trust. Certificates for Shares shall be issued to holders of such Shares only upon the authorization of the Trustees, in their discretion, to issue such certificates, and shall be issued, if at all, subject to such rules and regulations as the Trustees may determine. The Trustees may make such rules as they consider appropriate for the transfer of Shares and similar matters. The record books of the Trust shall be conclusive as to the identity of holders of Shares and as to the number of Shares of each series held by each Shareholder.

                           5.5 PREEMPTIVE RIGHTS. Shareholders shall have no preemptive or other rights to subscribe to any additional Shares or other securities issued by the Trust or by the Trustees.

                           5.6 REDEMPTION OF SHARES. To the extent of the assets of the Trust legally available for such redemption, a Shareholder of any series of the Trust shall have the right, subject to the provisions of Section 5.7 hereof, to require the Trust to redeem his full and fractional Shares of any series out of assets belonging to such series at a redemption price equal to the net asset value per Share next determined after receipt of a request to redeem in proper form as determined by the Trustees. The Trustees shall establish such rules and procedures as they deem appropriate for redemption of Shares; PROVIDED, HOWEVER, that all redemptions shall be in accordance with the Act. Without limiting the generality of the foregoing, the Trust shall, to the extent permitted by applicable law, have the right at any time to redeem the Shares owned by any holder thereof (i) if the value of such Shares in an account maintained by the Trust or its transfer agent for any Shareholder with respect to any series of the Trust is less than the amount specified by resolution of the Trustees; PROVIDED, HOWEVER, that any such Shareholder shall be notified that the value of his account is less than such amount, and shall be allowed such period of time as specified by resolution of the Trustees to make additional purchases of Shares of the appropriate series so that the value of his account may be increased before any such involuntary redemption is processed by the Trust; or (ii) if the net income with respect to any particular series of the Trust should be negative or it should otherwise be appropriate to carry out the Trust's responsibilities under the Act, in each case subject to such further terms and conditions as the Board of Trustees of the Trust may from time to time adopt. The redemption price of Shares of any series of the Trust shall, except as otherwise provided in this section, be the net asset value thereof as determined by the Board of Trustees of the Trust from time to time in accordance with the provisions of applicable law, less such redemption fee or other charge, if any, as may be fixed by resolution of the Board of Trustees of the Trust. When the net income with respect to any particular series of the Trust is negative or whenever deemed appropriate by the Board of Trustees of the Trust in order to carry out the Trust's responsibilities under the Act, any series of the Trust may, without payment of compensation but in consideration of the interests of the Trust or a particular series thereof and of the Shareholders of the Trust or of such series in maintaining a constant net asset value per Share with respect to such series, redeem pro rata from each holder of record on such day, such number of full and fractional Shares of such series as may be necessary to reduce the aggregate number of outstanding Shares of such series in order to permit the net asset value thereof to remain constant. Payment of the redemption price, if any, shall be made in cash by the appropriate series of the Trust at such time and in such manner as may be determined from time to time by the Board of Trustees of the Trust unless, in the opinion of the Board of Trustees, which shall be conclusive and binding upon the Shareholders for all purposes, conditions exist which make payment wholly in cash unwise or undesirable; in such event the appropriate series of the Trust may make payment in the assets belonging or allocable to such series, the value of which shall be determined as provided herein.

                           5.7 SUSPENSION OF RIGHT OF REDEMPTION. The Trustees may suspend the right of redemption by Shareholders or postpone the date of payment or the recordation of transfer of Shares of any series, as permitted under the Act or applicable law. Such suspension or postponement shall take effect at such time as the Trustees shall specify but not later than the close of business of the business day following the declaration of suspension or postponement, and thereafter there shall be no right of redemption or payment or transfer until the Trustees shall declare the suspension at an end. In case of suspension of the right of redemption, a Shareholder may either withdraw his request for redemption or receive payment based on the net asset value existing after the termination of the suspension.

                           5.8 CONVERSION RIGHTS. The Trustees shall have the authority to provide from time to time that the holders of Shares of any series shall have the right to convert or exchange said Shares for or into Shares of one or more other series in accordance with such requirements and procedures as may be established from time to time by the Trustees.

                           8. SHAREHOLDER'S VOTING POWERS AND MEETINGS.
                           Shareholders shall have such power to vote as is provided in, and may hold meetings and take actions pursuant to the provisions of this Declaration of Trust or the Code of Regulations.

                           9.4 LIMITATION OF SHAREHOLDER LIABILITY. Shareholders shall not be subject to any personal liability in connection with the assets of the Trust for the acts or obligations of the Trust. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time, personally agree to pay by way of subscription to any Share or otherwise. Every obligation, contract, instrument, certificate, Share, other security or undertaking of the Trust, and every other act whatsoever executed in connection with the Trust shall be conclusively presumed to have been executed or done by the executors thereof only in their capacities as Trustees under this Declaration of Trust or in their capacity as officers, employees, or agents of the Trust, and not individually. Every note, bond, contract, order, or other undertaking issued by or on behalf of the Trust or the Trustees relating to the Trust or to any series of the Trust, and the stationery used by the Trust, shall include a recitation limiting the obligation represented thereby to the Trust and its assets (but the omission of such a recitation shall not operate to bind any Shareholder), as follows:

                           "The names 'HighMark Funds' and 'Trustees of HighMark Funds' refer respectively to the Trust created and the Trustees, as trustees but not individually or personally, acting from time to time under this Declaration of Trust dated March 10, 1987 to which reference is hereby made and a copy of which is on file at the office of the Secretary of the Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of 'The Merus Group' entered into in the name or on behalf thereof by any of the Trustees, representatives or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, Shareholders or representatives of the Trust personally, but bind only the assets of the Trust, and all persons dealing with any series of Shares of the Trust must look solely to the assets of the Trust belonging to such series for the enforcement of any claims against the Trust."

                           The rights accruing to a Shareholder under this
                           Section 9.4 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided for herein PROVIDED, HOWEVER, that a Shareholder of any series of the Trust shall be indemnified only from assets belonging to that series.

                           9.5 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder

                           (or his heirs, executors, administrators, or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust shall, upon request by the Shareholder, assume the defense of any claim made against any Shareholder for any act or obligations of the Trust, and shall satisfy any judgment thereon.

                           9.6 LIABILITIES OF A SERIES. Liabilities belonging to any series of the Trust, including, without limitation, expenses, fees, charges, taxes, and liabilities incurred or arising in connection with a particular series, or in connection with the management thereof, shall be paid only from the assets belonging to that series.

                           10.3 TERMINATION OF TRUST. This Trust shall continue without limitation of time; PROVIDED, HOWEVER, that:

                                    A. The Trustees, with the vote of a majority of the outstanding Shares of any series of the Trust, may sell and convey the assets belonging to such series to another I trust or corporation organized under the laws of any state of the United States, which is a management investment company as defined in the Act, for an adequate consideration which may include the assumption of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series and which may include beneficial interests of such trust or stock of such corporation. Upon making provision for the payment of all such liabilities, by such assumption or otherwise, the Trustees shall distribute the remaining proceeds ratably among the holders of the Shares of the series then outstanding.

                                    B. The Trustees, with the vote of a
                                    majority, of the outstanding Shares of any series of the Trust, may sell and convert into money all the assets belonging to such series. Upon making provision for the payment of all outstanding obligations, taxes, and other liabilities, accrued or contingent, of the series, the Trustees shall distribute the remaining assets belonging to such series ratably among the holders of the outstanding Shares of the series.

                                    C. Without the vote of a majority of the outstanding Shares of any series of the Trust (unless Shareholder approval is otherwise required by applicable law), the Trustees may combine the assets belonging to any two or more series into a single series if the Trustees reasonably determine that such combination will not have a material adverse effect on the Shareholders of each series affected thereby.

                                    D. After the effective date of the
                                    determination of the Trustees under
                                    paragraph A or B above,

                                            (1) The Trust shall carry on no
                                            business relating to the assets of
                                            such series except for the purpose
                                            of winding up the affairs of such
                                            series.

                                            (2) The Trustees shall proceed to
                                            wind up the affairs of such series
                                            and all of the powers of the
                                            Trustees under this Declaration of
                                            Trust shall continue until the
                                            affairs of such series shall have
                                            been wound up, including the power
                                            to fulfill or discharge the
                                            contracts of the Trust relating to
                                            such series, to collect assets of
                                            such series, to sell, convey,
                                            assign, exchange, transfer, or
                                            otherwise dispose of all or any part
                                            of the remaining assets of such
                                            class to one or more Persons at
                                            public or private sale for
                                            consideration that may consist in
                                            whole or in part of cash,
                                            securities, or other property of any
                                            kind, to discharge or pay its
                                            liabilities, and to do all other
                                            acts appropriate to liquidate the
                                            business of such series.

                                            Upon completion of the distribution
                                            of the remaining proceeds or the
                                            remaining assets as provided in
                                            paragraphs A and B of this section,
                                            the Trustees may authorize the
                                            termination of that series of the
                                            Trust. Such termination shall be
                                            effective upon filing with the State
                                            Secretary of the Commonwealth of
                                            Massachusetts of an instrument
                                            setting forth such termination, at
                                            which time the Trustees shall be
                                            discharged of any and all further
                                            liabilities and duties hereunder
                                            relating to such series and the
                                            right, title and interest of all
                                            parties shall be cancelled and
                                            discharged with respect to such
                                            series. Such instrument shall
                                            constitute an amendment to this
                                            Declaration of Trust when filed with
                                            the State Secretary of the
                                            Commonwealth of Massachusetts as
                                            provided in this Title X.

                           10.8     AMENDMENT PROCEDURE.

                                    A. Subject to the provisions of subsections
                                    B and C of this Section 10.8, this
                                    Declaration of Trust may be amended by the affirmative vote of the holders of not less than a majority of the outstanding Shares (except that an amendment which shall affect the holders of one or more series of Shares but not the holders of all outstanding series shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series affected and no vote of Shareholders of a series not affected shall be required) or by any larger vote as may be required by any provisions of applicable law.

                                    B. Notwithstanding any other provisions
                                    hereof, until such time as a Registration
                                    Statement under the Securities Act of 1933, as amended, covering the first public offering of securities of the Trust shall have become effective, this Declaration of Trust may be terminated or amended in any respect by the affirmative vote of a majority of the Trustees.

                                    C. The Trustees may also amend this
                                    Declaration without the vote of Shareholders to cure any error or ambiguity or to change the name of the Trust or, if they deem it necessary, to conform this Declaration of Trust to the requirements of applicable state or federal laws or regulations or the requirements of the regulated investment company provisions of the Internal Revenue Code of 1986, but the Trustees shall not be liable for failing to do so.

                           The following portions of Registrant's Code of Regulations incorporated as Exhibit (b) hereto, define the rights of shareholders:

                                    1.1 VOTING POWERS. The Shareholders shall have power to vote (a) for the election of Trustees as provided in Section 6.2 and
                                    Section 6.5 of the Declaration of Trust; (b) with respect to any amendment of the Declaration of Trust to the extent and as provided in Section 10.8 of the Declaration of Trust; (c) with respect to any restrictions, or amendments thereto, upon the investment of the assets of the Trust to the extent and as provided in Article V of these Regulations; (d) with respect to the approval of investment advisory agreements (as provided in Section 7.1 of the Declaration of Trust), and with respect to distribution agreements entered into on behalf of the Trust or one or more series thereof, to the extent required by the Investment Company Act of 1940; (e) with respect to matters relating to any termination of the Trust or to incorporation to the extent and as provided in Section
                                    10.3 and Section 10.4, respectively, of the Declaration of Trust; (f) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, these Regulations, or by any requirements applicable to or agreement of the Trust, or as the Trustees may consider desirable; and (g) to the same extent as the stockholders of a Massachusetts business corporation, when considering whether a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; PROVIDED, HOWEVER, that no Shareholder of a particular series shall be entitled to bring, or to vote in respect of, any class or derivative action not on behalf of the series of the Trust in respect of which the Shareholder owns Shares. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting. Shares may be voted in person or by proxy. The authorization for a proxy to act may be obtained by written authorization or by telephone, facsimile or alternative transmission, provided that such telephone or facsimile transmission is performed in accordance with Telephonic and Facsimile Voting Procedures adopted by the Board of Trustees. On any matter submitted to a vote of the Shareholders, all Shares shall be voted in the aggregate and not by individual series, except (i) where required law, Shares shall be voted by individual series, and (ii) if the Trustees shall have determined that a matter affects the interests only of one or more series, then only the Shareholders of such affected series shall be entitled to vote thereon. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Declaration of Trust, or these Regulations to be taken by Shareholders.

                                    1.2 MEETINGS. Meetings of Shareholders of the Trust may be called by the Trustees, and shall be called by the Trustees whenever required by law or upon the written request of holders of at least twenty percent of all the outstanding Shares entitled to vote.

                                    1.3 QUORUM AND REQUIRED VOTE. At any meeting of the Shareholders, a quorum for the transaction of business shall consist of a majority represented in person or by proxy of the outstanding Shares (without regard to individual series) entitled to vote with respect to a matter; PROVIDED, HOWEVER, that at any meeting at which the only actions to be taken are actions required by law, to be taken by vote of the Shareholders of an individual series, a quorum shall consist of a majority of the outstanding Shares of such individual series entitled to vote thereon, and that at any meeting at which the only actions to be taken shall have been determined by the Board of Trustees to affect the rights and interests of one or more but not all series of the Trust, a quorum shall consist of a majority of the outstanding Shares of the series so affected; and PROVIDED, FURTHER, that any reasonable adjournments of such meeting until a quorum is obtained may be made by a vote of the Shares present in person or by proxy. A majority of the votes shall decide any question and a plurality shall elect a Trustee, subject to any applicable requirements of law or of the Declaration of Trust or these Regulations; PROVIDED, HOWEVER, that when any provision of law or of the Declaration of Trust or these Regulations requires the holders of Shares of any particular series to vote by series and not in the aggregate with respect to a matter, then a majority of the outstanding Shares of that series shall decide such matter insofar as that particular series shall be concerned. As used in these Regulations, the term "vote of a majority of the outstanding Shares" (the 67% or 50% requirement of the third sentence of Section 2(a)(42) of the Investment Company Act of
                                    1940) shall have the same meaning given such term in the Investment Company Act of 1940; PROVIDED, HOWEVER, that such term may be used herein with respect to Shares of the Trust as a whole, or with respect to Shares of a particular series of the Trust, as the context may require.

                                    1.4 NOTICE. Written notice, stating the
                                    place, day, and hour of each meeting of
                                    Shareholders and the general nature of the business to be transacted, shall be given by, or at the direction of, the person calling the meeting to each Shareholder of record entitled to vote at the meeting at least ten days prior to the day named for the meeting, unless in a particular case a longer period of notice is required by law. Any adjournments of a meeting of Shareholders may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

                                    1.5 SHAREHOLDERS' LIST. The officer or agent having charge of the transfer books for Shares of the Trust shall make, at least five days before each meeting of Shareholders, a complete list of the Shareholders entitled to vote at the meeting, arranged in alphabetical order with the address of and the number of Shares held by each such Shareholder. The list shall be kept on file at the office of the Trust and shall be subject to inspection by any Shareholders at any time during usual business hours, and shall also be produced and kept open at the time and place of each meeting of Shareholders and shall be subject to the inspection of any Shareholder during each meeting of Shareholders.

                                    1.6 RECORD DATE. The Trustees may fix a time
                                    (during which they may close the Share
                                    transfer books of the Trust) not more than ninety (90) days prior to the date of any meeting of Shareholders as a record date for the determination of the Shareholders entitled to notice of, or to vote at, any such meeting; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to notice of, or to vote at, such meeting, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid. The Trustees may also fix a time (during which they may close the Share transfer books of the Trust) not more than fifty (50) days prior to the payment of any dividend, or the date of the allotment of rights or the date when any change or conversion or exchange of Shares shall go into effect, as a record date for the determination of the Shareholders entitled to receive payment of any such dividend, or to receive any such allotment of rights, or to exercise such rights, as the case may be; only such Shareholders as shall be Shareholders of record at the close of business on the date so fixed shall be entitled to receive payment of such dividend, or to receive such allotment of rights, or to exercise such rights, as the case may be, notwithstanding any transfer of any Shares on the books of the Trust after any record date fixed, as aforesaid.

                                    1.7 SHAREHOLDER ACTION BY WRITTEN CONSENT.
                                    Any action taken by Shareholders may be
                                    taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or these Regulations) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.

                                    3.1 FORM. Notices to Shareholders shall be in writing and delivered personally or mailed to the Shareholders at their addresses appearing on the books of the Trust. Notices to Trustees shall be oral or by telephone or telegram or in writing delivered personally or mailed to the trustees at their addresses appearing on the books of the Trust. Oral notice shall be deemed to be given when given directly to the person required to be notified and notice by mail shall be deemed to be given when deposited in the United States mail or with a telegraph office or courier service for transmission. Notices to Trustees need not state the purpose of a Regular or Special Meeting.

                                    3.2 WAIVER. Whenever any notice of the time, place, or purpose of any meeting of Shareholders, Trustees, or committee is required to be given under the provisions of Massachusetts law or under the provisions of the Declaration of Trust or these Regulations, a wavier thereof in writing, signed by the person or persons entitled to such notice and filed with the records of the meeting, whether before or after the holding thereof, or actual attendance at the meeting of Shareholders in person or by proxy, or at the meeting of Trustees or committee in person, shall be deemed equivalent to the giving of such notice to such persons.

                           (d)      (1)     Investment Advisory Agreement
                                            between Registrant and HighMark
                                            Capital Management, Inc., dated as
                                            of September 1, 1998 (the
                                            "Investment Advisory Agreement"), is
                                            incorporated by reference to Exhibit
                                            5(a) of Post-Effective Amendment No.
                                            25 (filed November 30, 1998) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Amended and Restated Schedule A to
                                            the Investment Advisory Agreement,
                                            dated as of December 15, 2004, is
                                            incorporated by reference to Exhibit
                                            (d)(2) of Post-Effective Amendment
                                            No. 45 (filed January 15, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and Waddell & Reed Investment
                                            Management Company is incorporated
                                            by reference to Exhibit (d)(2) of
                                            Post-Effective Amendment No. 37
                                            (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (4)     Amendment No.1 dated as of October
                                            27, 2005 to Investment Sub-Advisory
                                            Agreement between HighMark Capital
                                            Management, Inc. and Waddell & Reed
                                            Investment Management Company is
                                            incorporated by reference to Exhibit
                                            (d)(4) of Post-Effective Amendment
                                            No. 47 (filed November 29, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (5)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and LSV Asset Management is
                                            incorporated by reference to Exhibit
                                            (d)(3) of Post-Effective Amendment
                                            No. 37 (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (6)     Amendment No.1 dated as of October
                                            27, 2005 to Investment Sub-Advisory
                                            Agreement between HighMark Capital
                                            Management, Inc. and LSV Asset
                                            Management is incorporated by
                                            reference to Exhibit (d)(6) of
                                            Post-Effective Amendment No. 47
                                            (filed November 29, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (7)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and Aronson+Johnson+Ortiz, LP
                                            effective March 31, 2003 is
                                            incorporated by reference to

                                            Exhibit (d)(5) of Post-Effective
                                            Amendment No. 39 (filed November 25,
                                            2003) to Registrant's Registration
                                            Statement on Form N-1A.


                                    (8)     Amendment No.1 dated as of October
                                            27, 2005 to Investment Sub-Advisory
                                            Agreement between HighMark Capital
                                            Management, Inc. and
                                            Aronson+Johnson+Ortiz, LP is
                                            incorporated by reference to Exhibit
                                            (d)(8) of Post-Effective Amendment
                                            No. 47 (filed November 29, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (9)     Investment Sub-Advisory Agreement
                                            between HighMark Capital Management,
                                            Inc. and Chartwell Investment
                                            Partners dated April 28, 2003 is
                                            incorporated by reference to Exhibit
                                            (d)(6) of Post-Effective Amendment
                                            No. 39 (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                                    (10)    Amendment No.1 dated as of October
                                            27, 2005 to Investment Sub-Advisory
                                            Agreement between HighMark Capital
                                            Management, Inc. and Chartwell
                                            Investment Partners is incorporated
                                            by reference to Exhibit (d)(10) of
                                            Post-Effective Amendment No. 47
                                            (filed November 29, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                           (e) Distribution Agreement between the Registrant and SEI Financial
                                            Services Company dated as of
                                            February 15, 1997 and re-executed
                                            January 30, 1998 is incorporated by
                                            reference to Exhibit (e)(1) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (f)              None.

                           (g)              Custodian Agreement between
                                            Registrant and Union Bank of
                                            California, N.A., dated as of
                                            December 5, 2001 (the "Custodian
                                            Agreement"), is incorporated by
                                            reference to Exhibit (g)(1) of
                                            Post-Effective Amendment No. 37
                                            (filed September 27, 2002) to
                                            Registrant's Registration Statement
                                            on Form N-1A.


                           (h)      (1)     Administrative Services
                                            Agreement between Registrant and
                                            HighMark Capital Management, Inc.,
                                            dated as of

                                            December 1, 2005, is incorporated by
                                            reference to Exhibit (h)(1) of
                                            Post-Effective Amendment No. 47
                                            (filed November 29, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Sub-Administration Agreement between
                                            HighMark Capital Management, Inc.
                                            and SEI Investments Global Funds
                                            Services, dated as of December 1,
                                            2005, is filed herewithincorporated
                                            by reference to Exhibit (h)(2) of
                                            Post-Effective Amendment No. 47
                                            (filed November 29, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.



                                    (3)     Transfer Agency and Service
                                            Agreement between the Registrant and
                                            State Street Bank and Trust Company
                                            is incorporated by reference to
                                            Exhibit 9(c) of Post-Effective
                                            Amendment No. 20 (filed February 25,
                                            1997) to Registrant's Registration
                                            Statement on Form N-1A.

                                    (4)     Amended and Restated Schedule A to
                                            the Transfer Agency and Service
                                            Agreement is incorporated by
                                            reference to Exhibit (h)(7) of
                                            Post-Effective Amendment No. 34
                                            (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (5)     Amendment to the Transfer Agency and
                                            Service Agreement between the
                                            Registrant and State Street Bank and
                                            Trust Company is incorporated by
                                            reference to Exhibit (h)(8) of
                                            Post-Effective Amendment No. 39
                                            (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Restated Shareholder Service Plan
                                            with respect to Class A Shares is
                                            incorporated by reference to Exhibit
                                            (h)(8) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (7)     Shareholder Service Plan with
                                            respect to Class B Shares is
                                            incorporated by reference to Exhibit
                                            (h)(9) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (8)     Restated Shareholder Services Plan
                                            with respect to Fiduciary Shares is
                                            incorporated by reference to Exhibit
                                            15(a) of Post-Effective Amendment
                                            No. 25 (filed November 30, 1998) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (9)     Amended and Restated Schedule A to
                                            the Restated Shareholder Services
                                            Plan with respect to Fiduciary
                                            Shares is incorporated by reference
                                            to Exhibit (h)(11) of Post-Effective
                                            Amendment No. 34 (filed September
                                            28, 2001) to Registrant's
                                            Registration Statement on Form N-1A.


                           (i)      (1)     Opinion and Consent of Counsel,
                                            as to shares registered is
                                            incorporated by reference to Exhibit
                                            (i) of Post-Effective Amendment
                                            No.43 (filed September 29, 2004) to
                                            Registrant's Registration on Form
                                            N-1A.


                                    (2)     Opinion and Consent of Counsel,
                                            dated January 14, 2005, as to shares
                                            registered is incorporated by
                                            reference to Exhibit (i)(2) of
                                            Post-Effective Amendment No.45
                                            (filed January 14, 2005) to
                                            Registrant's Registration on Form
                                            N-1A.


                                    (3)     Opinion and Consent of Counsel as
                                            to shares registered is filed
                                            herewith.

                           (j)              None.


                           (k)              None.

                           (l)              None.

                           (m)      (1)     Restated Distribution Plan with
                                            respect to Class A Shares is
                                            incorporated by reference to Exhibit
                                            (m)(1) of Post-Effective Amendment
                                            No. 34 (filed September 28, 2001) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Amended Class B Distribution Plan
                                            dated June 18, 2003 is incorporated
                                            by reference to Exhibit (m)(2) of
                                            Post-Effective Amendment No. 39
                                            (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (3)     Amended Distribution and Shareholder
                                            Services Plan with respect to Class
                                            C Shares dated September 17, 2003 is
                                            incorporated by reference to Exhibit
                                            (m)(3) of Post-Effective Amendment
                                            No. 39 (filed November 25, 2003) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (4)     Distribution Plan with respect to
                                            Class S Shares is incorporated by
                                            reference to Exhibit (m)(5) of
                                            Post-Effective Amendment No. 28
                                            (filed September 20, 1999) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (n) Amended Multiple Class Plan for HighMark Funds adopted by the Board of Trustees on March 24, 2005 is incorporated by reference to Exhibit
                                            (n) of Post-Effective Amendment
                                            No.46 (filed September 30, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                           (p)      (1)     Code of Ethics of HighMark Funds
                                            effective as of March 24, 2005 is
                                            incorporated by reference to Exhibit
                                            (p)(1) of Post-Effective Amendment
                                            No.46 (filed September 30, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (2)     Code of Ethics of HighMark Capital
                                            Management, Inc. dated as of January
                                            1, 2005 is incorporated by reference
                                            to Exhibit (p)(2) of Post-Effective
                                            Amendment No.46 (filed September 30,
                                            2005) to Registrant's Registration
                                            Statement on Form N-1A.

                                    (3)     Code of Ethics of Waddell & Reed
                                            Investment Management Company as
                                            revised May 25, 2005 is incorporated
                                            by reference to Exhibit (p)(3) of
                                            Post-Effective Amendment No.46
                                            (filed September 30, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (4)     Code of Ethics of LSV Asset
                                            Management dated January 7, 2005 is
                                            incorporated by reference to Exhibit
                                            (p)(4) of Post-Effective Amendment
                                            No.46 (filed September 30, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (5)     Code of Ethics of SEI Investments
                                            Global Funds Services and SEI
                                            Investments Funds Management,
                                            approved as of March 24, 2005, is
                                            incorporated by reference to Exhibit
                                            (p)(5) of Post-Effective Amendment
                                            No.46 (filed September 30, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (6)     Code of Ethics of
                                            Aronson+Johnson+Ortiz, LP effective
                                            January 3, 2005 is incorporated by
                                            reference to Exhibit (p)(1) of
                                            Post-Effective Amendment No.46
                                            (filed September 30, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

                                    (7)     Code of Ethics of Chartwell
                                            Investment Partners as amended June
                                            15, 2005 is incorporated by
                                            reference to Exhibit (p)(1) of
                                            Post-Effective Amendment No.46
                                            (filed September 30, 2005) to
                                            Registrant's Registration Statement
                                            on Form N-1A.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  As of the effective date of this Registration Statement, there are no persons controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

                  Article IX, Section 9.2 of the Registrant's Declaration of Trust, filed or incorporated by reference as Exhibit (a) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Registrant's principal underwriter, custodian, investment adviser, administrator and transfer agent is provided for, respectively, in Section 6 of the Distribution Agreement, filed or incorporated by reference as Exhibit (e) hereto,
                  Section 16 of the Custodian Agreement, filed or incorporated by reference as Exhibit (g) hereto, Section 8 of the Investment Advisory Agreement, filed or incorporated by reference as Exhibit (d)(1) hereto, Section 4 of the Administrative Services Agreement, filed or incorporated by reference as Exhibit (h)(1) hereto and Section 6 of the Transfer Agency and Service Agreement, filed or incorporated by reference as Exhibit (h)(3) hereto. Registrant has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISORS

                  HighMark Capital Management, Inc. (the "Adviser") performs investment advisory services for Registrant. The Adviser offers a wide range of investment management services to its clients in California, Oregon, and Washington and around the world. The Adviser is a subsidiary of Union Bank of California, N.A., which is a subsidiary of UnionBanCal Corporation, a publicly traded corporation, a majority of the shares of which are owned by The Bank of Tokyo-Mitsubishi, Ltd., a wholly owned subsidiary of Mitsubishi UFJ Financial Group, Inc.

                  To the knowledge of Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of the Adviser also hold positions with Union Bank of California, N.A., UnionBanCal Corporation, The Bank of Tokyo-Mitsubishi and/or The Bank of Tokyo-Mitsubishi's other subsidiaries.

                  Listed below are the directors and certain principal executive officers of the Adviser, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

                                      Position with
NAME                                  THE ADVISER                         PRINCIPAL OCCUPATION

Jeffrey L. Boyle                      Senior Vice President and           Senior Vice President, Sales
                                      Sales Manager                       Union Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104

John J. King                          Secretary                           Senior Vice President
                                                                          Union Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104

Brian W. Smith*                       Vice President and Assistant        Vice President
                                      Treasurer Union                     Bank of California
                                                                          400 California Street
                                                                          San Francisco, CA  94104

Catherine Vacca**                     Senior Vice President, Chief        Chief Compliance Officer
                                      Compliance Officer and Assistant    HighMark Capital Management
                                      Secretary                           350 California Street
                                                                          San Francisco, CA  94104

Earle A. Malm II                      Member of the Board of Directors,   President and Chief Executive
                                      Chairman of the Board, President    Officer
                                      and Chief Executive                 HighMark Capital Management
                                      Officer                             350 California Street
                                                                          San Francisco, CA  94104



                                      Position with
NAME                                  THE ADVISER                         PRINCIPAL OCCUPATION

Luke C. Mazur                         Member of the Board of Directors    Chief Investment Officer
                                      and Chief Investment Officer        HighMark Capital Management
                                                                          350 California Street
                                                                          San Francisco, CA  94104

R. Gregory Knopf                      Managing Director                   Managing Director
                                                                          HighMark Capital Management
                                                                          445 S. Figueroa Street
                                                                          Los Angeles, CA 90071

Kevin A. Rogers                       Managing Director                   Managing Director
                                                                          HighMark Capital Management
                                                                          18300 Von Karman Avenue
                                                                          Irvine, CA  92612

Richard  Earnest                      Senior Vice President               Senior Vice President
                                                                          HighMark Capital Management
                                                                          445 S. Figueroa Street
                                                                          Los Angeles, CA  90071
David J. Goerz III***                 Senior Vice President               Chief Investment Officer - Equity
                                                                          HighMark Capital Management
                                                                          350 California Street
                                                                          San Francisco, CA  94104

Laurence Reed****                     Member of the Board of Directors,   Chief Financial Officer
                                      Senior Vice President and Chief     HighMark Capital Management
                                      Financial Officer                   350 California Street
                                                                          San Francisco, CA  94104

*Prior employment for the prior two fiscal years:
General Accounting Manager, Union Bank of California, 400 California Street, San Francisco, CA, 94104, from
01/04 to Present

**Prior employment for the prior two fiscal years:
Vice President, Chief Compliance Officer, Wells Fargo Funds Management, LLC, 525 Market Street, San
Francisco, CA 94105, from 12/02 to 7/04

***Prior employment for the prior two fiscal years:
Chief Investment Officer, Morningstar Associates, 1355 Sansome Street, San Francisco, CA 94111, from 5/03 to 8/03

****Prior employment for the prior two fiscal years:
Sabbatical, from 11/02 to 09/03

                  Waddell & Reed Investment Management Company ("WRIMCO") is a sub-advisor of HighMark Large Cap Growth Fund. WRIMCO is a registered investment adviser under the Investment Advisers Act of 1940 and is organized as a Kansas corporation. WRIMCO is a wholly owned subsidiary of Waddell & Reed, Inc. a Delaware corporation, which, in turn, is a wholly owned subsidiary of Waddell & Reed Financial Services, Inc. a Missouri corporation. Waddell & Reed Financial Services, Inc. is a wholly owned subsidiary of Waddell & Reed Financial, Inc. (Waddell & Reed"), a Delaware corporation and publicly held company. WRIMCO's principal address is 6300 Lamar Avenue, Shawnee Mission, Kansas 66202.


                  To the knowledge of Registrant, none of the directors or officers of WRIMCO, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of WRIMCO, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


NAME                                    POSITION WITH WRIMCO                    PRINCIPAL OCCUPATION

Henry J. Herrmann                       Chairman of the Board, Chief            Same
                                        Executive Officer President and
                                        Director

Michael L. Avery                        Executive Vice President and Chief      Same
                                        Investment Officer

Daniel P. Connealy                      Senior Vice President, Principal        Same
                                        Financial Officer and Director

John E. Sundeen, Jr.                    Executive Vice President, Chief         Same
                                        Administrative Officer and Director

Daniel C. Schulte                       Senior Vice President and               Same
                                        General Counsel


                  LSV Asset Management ("LSV") is a sub-adviser of HighMark Small Cap Value Fund. LSV is a registered investment adviser organized as a Delaware partnership. The principal business address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606.


                  To the knowledge of Registrant, none of the directors or officers of LSV, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of LSV, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

NAME                            POSITION WITH LSV                      PRINCIPAL OCCUPATION

Josef Lakonishok                Partner, Chief Executive Officer and   Same; other employment includes
                                Portfolio Manager                      Prof. of Finance, University of
                                                                       Illinois, 1206 South Sixth,
                                                                       Champaign, Illinois 61820

Robert Vishny                   Partner and Portfolio Manager          Same; other employment includes
                                                                       Prof. of Finance, University of
                                                                       Chicago, 5801 South Ellis, Chicago,
                                                                       Illinois 60637

Menno Vermuelen                 Partner, Portfolio Manager and         Same
                                Senior Quantitative Analyst

Tremaine Atkinson               Partner, Chief Operating Officer and   Same
                                Chief Compliance Officer

Christopher LaCroix             Partner and Managing Director of New   Same
169 East Avenue                 Business Development
Norwalk, CT  06851

SEI Funds, Inc.                 General Partner                        N/A
1 Freedom Valley Road
Oaks, PA  19456



                  Aronson+Johnson+Ortiz, LP ("AJO") is a sub-adviser of HighMark Large Cap Value Fund. AJO is a registered investment adviser organized as a Delaware limited partnership. The principal address of AJO is 230 South Broad Street, Twentieth Floor Philadelphia, PA 19102.


                  To the knowledge of Registrant, none of the directors or officers of AJO, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of AJO, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:


NAME                                     POSITION WITH AJO                      PRINCIPAL OCCUPATION

Theodore R. Aronson                      Managing Principal, Portfolio Manager  Same

Stefani Cranston                         Principal, Accounting                  Same

Douglas D. Dixon                         Principal, Trader                      Same

Paul Dodge                               Principal, Operations                  Same

Kevin M. Johnson                         Principal, Portfolio Manager           Same

Gina Marie N. Moore                      Principal, Portfolio Manager           Same

Martha E. Ortiz                          Principal, Portfolio Manager           Same

Gregory J. Rogers                        Principal, Head Trader                 Same

R. Brian Wenzinger                       Principal, Research                    Same

Joseph F. Dietrick                       Associate, Chief Compliance Officer    Same



                  Chartwell Investment Partners ("Chartwell") is a sub-adviser of HighMark Small Cap Growth Fund. Founded in 1997,
                  Chartwell is a registered investment adviser organized as a Pennsylvania partnership. Chartwell is an employee-owned firm focused on institutional and sub-advisory investment management. The principal business address of Chartwell is 1235 Westlakes Drive, Suite 400 Berwyn, PA 19312.


                  To the knowledge of Registrant, none of the directors or officers of Chartwell, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

                  Listed below are the directors and certain principal executive officers of Chartwell, their principal occupations and, for the prior two fiscal years, any other business, profession, vocation, or employment of a substantial nature engaged in by such directors and officers:

NAME                                     POSITION WITH CHARTWELL                PRINCIPAL OCCUPATION

John E. Andress, Jr.                     Partner, Marketing & Client Services   Same

Edward N. Antoian                        Managing Partner, Senior Portfolio     Same
                                         Mgr

Richard M. Behler, Ph.D.                 Managing Partner, Senior Portfolio     Same
                                         Mgr

George H. Burwell                        Partner, Senior Portfolio Mgr          Same

David C. Dalrymple                       Managing Partner, Senior Portfolio     Same
                                         Mgr




G. Gregory Hagar                         Partner, Chief Compliance Officer &    Same
                                         Chief Financial Officer

John A. Heffern                          Managing Partner, Senior Portfolio     Same
                                         Mgr

Winthrop S. Jessup                       Managing Partner, Chairman             Same

Michael D. Jones                         Partner, Senior Portfolio Mgr          Same

Michael J. McCloskey                     Managing Partner, President            Same

Kevin A. Melich                          Managing Partner, Senior Portfolio     Same
                                         Mgr

Michael J. Nalevanko                     Partner, Director of Equity Trading    Same

Harold A. Ofstie                         Managing Partner, Senior Portfolio     Same
                                         Mgr

Maria E. Pollack                         Partner, Director of Client            Same
                                         Administration

Timothy J. Riddle                        Managing Partner, Chief Executive      Same
                                         Officer

Edward A. Rittenhouse III                Partner, Marketing & Client Services   Same

Bernard P. Schaffer                      Managing Partner, Senior Portfolio     Same
                                         Mgr

Christine F. Williams                    Partner, Director of Fixed Income      Same

Babak Zenouzi                            Partner, Senior Portfolio Mgr.         Same


ITEM 27. PRINCIPAL UNDERWRITER

         (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

                  Registrant's distributor, SEI Investments Distribution Co. acts as distributor for:

                           SEI Daily Income Trust
                           SEI Liquid Asset Trust
                           SEI Tax Exempt Trust
                           SEI Index Funds
                           SEI Institutional Managed Trust
                           SEI Institutional International Trust The Advisors' Inner Circle Fund The Advisors' Inner Circle Fund II Bishop Street Funds SEI Asset Allocation Trust SEI Institutional Investments Trust HighMark Funds Oak Associates Funds The Nevis Fund, Inc. CNI Charter Funds iShares Inc.
                           iShares Trust
                           JohnsonFamily Funds, Inc.
                           Causeway Capital Management Trust
                           The Japan Fund, Inc.
                           The Arbitrage Funds

                  The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

         (b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 19 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                          Positions and Offices
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT
----                       ----------------                                             ---------------
William M. Doran           Director                                                              --
Carl A. Guarino            Director                                                              --
Edward D. Loughlin         Director                                                              --
Wayne M. Withrow           Director                                                              --
Kevin Barr                 President & Chief Executive Officer                                   --
Maxine Chou                Chief Financial Officer & Treasurer                                   --
Marc Greco                 Chief Operations Officer                                              --
John Munch                 General Counsel & Secretary                                           --
Lori L. White              Vice President & Assistant Secretary                                  --
Karen LaTourette           Compliance Officer, Anti-Money Laundering Officer
                            & Assistant Secretary                                                --
Michael Farrell            Vice President                                                        --
Mark J. Held               Senior Vice President                                                 --
Al DelPizzo                Vice President                                                        --
Robert Silvestri           Senior Financial Officer                                              --
John Coary                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --

(c) Provide the information required by the following table for all commissions and other compensation received, directly or indirectly, from the Registrant during the last fiscal year by each principal underwriter who is not an affiliated person of the Registrant or any affiliated person of an affiliated person:

                                      Net Underwriting        Compensation on
                                       Discounts and           Redemption and          Brokerage          Other
  NAME OF PRINCIPAL UNDERWRITER         COMMISSIONS             REPURCHASES           COMMISSIONS      COMPENSATION

SEI Investments Distribution Co.          $858,992                $92,404                 $0                $0


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

                  (1) HighMark Capital Management, Inc., 350 California Street, San Francisco, CA 94104 (records relating to its function as investment adviser and administrator).

                  (2) Union Bank of California, N.A., 350 California Street, San Francisco, CA 94104 (records relating to its functions as custodian).

                  (3) SEI Investments Global Funds Services (formerly "SEI Investments Mutual Funds Services"), Oaks, Pennsylvania 19456 (records relating to its function as sub-administrator).

                  (4) SEI Investments Distribution Co. (formerly SEI Financial Services Company), Oaks, Pennsylvania 19456 (records relating to its function as distributor).

                  (5) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

                  (6) Ropes & Gray LLP, One Embarcadero Center, Suite 2200, San Francisco, California 94111, One Metro Center, 700 12th Street, N.W., Suite 900, Washington, DC 20005 and One International Place, Boston, MA 02110 (the Registrant's Declaration of Trust, Code of Regulations and Minute Books).

ITEM 29. MANAGEMENT SERVICES

                  None.

ITEM 30. UNDERTAKINGS

                  Registrant hereby undertakes to call a meeting of the shareholders for the purpose of voting upon the question of removal of one or more trustees when requested to do so by the holders of at least 10% of the outstanding shares of Registrant and to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HighMark Funds, and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California, on the 23rd day of December, 2005.

                                      HighMark Funds

                                      By: /s/  Earle A. Malm II
                                         ----------------------
                                         Earle A. Malm II
                                         President

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement of HighMark Funds has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                   CAPACITY                            DATE

/s/ Earle A. Malm II                        President                           December 23, 2005
---------------------
Earle A. Malm II


/s/ Jennifer E. Spratley                    Controller and Chief                December 23, 2005
-----------------------------               Financial Officer
Jennifer E. Spratley

*/s/ David Benkert                          Trustee                             December 23, 2005
 ----------------------------
David Benkert

*/s/ Thomas L. Braje                        Trustee                             December 23, 2005
 --------------------------
Thomas L. Braje

*/s/ David A. Goldfarb                      Trustee                             December 23, 2005
 -------------------------
David A. Goldfarb

*/s/ Joseph C. Jaeger                       Trustee                             December 23, 2005
 ---------------------------
Joseph C. Jaeger

*/s/ Michael L. Noel                        Trustee                             December 23, 2005
 ---------------------------
Michael L. Noel

*/s/ Robert M. Whitler                      Trustee                             December 23, 2005
 --------------------------
Robert M. Whitler



*By:     /s/ Philip T. Masterson
         -----------------------
         Philip T. Masterson
         Attorney-In-Fact, pursuant to
         powers of attorney filed herewith.

                                POWER OF ATTORNEY



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE


/s/ Robert M. Whitler                       Trustee           October 1, 2004
--------------------------
Robert M. Whitler

                                POWER OF ATTORNEY



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE


/s/ David A. Goldfarb                       Trustee           October 1, 2004
----------------------
David A. Goldfarb

                                POWER OF ATTORNEY



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE


/s/ Michael L. Noel                         Trustee           October 1, 2004
-----------------------
Michael L. Noel

                                POWER OF ATTORNEY



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                           TITLE             DATE


/s/ David Benkert                   Trustee          October 1, 2004
---------------------
David Benkert

                                POWER OF ATTORNEY



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE


/s/ Thomas L. Braje                         Trustee           October 1, 2004
----------------------
Thomas L. Braje

                                POWER OF ATTORNEY



The undersigned, being a Trustee of the HighMark Funds, does hereby constitute and appoint Timothy D. Barto and Philip T. Masterson his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments that said attorneys and agents may deem necessary or advisable or which may be required to enable HighMark Funds to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, and in connection with the filing and effectiveness of any registration statements or statement of HighMark Funds pursuant to said Acts and any and all amendments thereto (including post-effective amendments), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of HighMark Funds any and all such amendments filed with the Securities and Exchange Commission under said Acts, any Notification of Registration under the Investment Company Act of 1940 and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents shall do or cause to be done by virtue thereof.



SIGNATURE                                   TITLE             DATE


/s/ Joseph C. Jaeger                        Trustee           October 1, 2004
----------------------
Joseph C. Jaeger

                                  EXHIBIT INDEX


EXHIBIT NO.                                 DESCRIPTION



(i)(3)           Opinion and Consent of Ropes & Gray LLP.